UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments.

The Victory Portfolios

Balanced Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Collateralized Mortgage Obligations (10.4%)
Adjustable Rate Mortgage Trust Series, 2005-12, Class 2A1, 5.75%*, 3/25/36	$84	$84
Banc of America Alternative Loan Trust, Series 2006-5, Class 2A5, 6.00%, 6/25/36 (h)	205	203
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43	149	143
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4, 5.37%, 9/10/45	77	75
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	101	98
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46	100	94
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class AAB, 5.46%*, 3/11/39	102	101
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.71%*, 9/11/38	70	71
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	155	163
Chase Mortgage Finance Corp., Series 2005-A1, Class M, 5.31%*, 12/25/35 (h)	269	261
Chase Mortgage Finance Corp., Series 2005-A2, Class M, 5.46%*, 1/25/36	255	247
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00%*, 5/25/20	274	275
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.60%*, 10/25/35	195	190
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3, 6.04%, 9/15/30	195	197
Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	224	221
Countrywide Home Loans, Series 2005-22, Class M, 5.40%*, 11/25/35	225	217
Countrywide Home Loans, Series 2005-HYB9, Class 3A1A, 5.31%*, 2/20/36	192	189

1

CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35	155	160
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	251	259
Federal National Mortgage Association, Grantor Trust, Series 2002-T16, Class A3, 7.50%, 7/25/42	154	158
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.11%*, 7/10/38	180	184
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	103	102
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	278	261
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A13, 5.75%, 2/25/36	192	185
Indymac Index Mortgage Loan Trust, Series 2005-AR9, Class B1 , 5.49%*, 7/25/35	237	233
J.P. Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15%*, 12/25/35	214	211
J.P. Morgan Chase Commercial Mortgage Security Corp., Series 2005-LDP3, Class AJ, 4.94%*, 8/15/42	125	118
J.P. Morgan Chase Commercial Mortgage, Series 2001-CIB3, Class A3, 6.47%, 11/15/35	261	272
J.P. Morgan Chase Commercial Mortgage, Series 2004-CBX, Class A5, 4.65%, 1/12/37	140	133
J.P. Morgan Chase Commercial Mortgage, Series 2005-LDP4, Class AM, 5.00%, 10/15/42	115	109
J.P. Morgan Mortgage Trust, Series 2005-A1, Class IB1, 4.92%*, 2/25/35	279	267
J.P. Morgan Mortgage Trust, Series 2005-A2, Class B1, 4.73%*, 4/25/35	360	344
J.P. Morgan Mortgage Trust, Series 2005-A3, Class 1B1, 4.99%, 6/25/35	286	274
J.P. Morgan Mortgage Trust, Series 2005-A4, Class B1, 5.20%*, 7/25/35	209	202
J.P. Morgan Mortgage Trust, Series 2005-A6, Class 1B1, 5.18%*, 9/25/35	309	297
J.P. Morgan Mortgage Trust, Series 2005-A6, Class 3A2, 5.28%*, 9/25/35	190	186
J.P. Morgan Mortgage Trust, Series 2005-A8, Class B1, 5.17%*, 11/25/35	344	331
J.P. Morgan Mortgage Trust, Series 2006-A1, Class B1, 5.42%*, 2/25/36	135	131
J.P. Morgan Mortgage Trust, Series 2006-A2, Class IB1, 5.69%*, 4/25/36	240	235
J.P. Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 6.00%*, 6/25/36	406	406
J.P. Morgan Mortgage Trust, Series 2006-S2, Class 3A4, 6.25%, 7/25/36	230	230

2

J.P. Morgan Mortgage Trust, Series 2006-S2, Class B1, 6.01%, 7/25/36	160	156
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 5/15/25	85	91
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A3, 4.24%, 10/15/29	100	95
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/40	157	149
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.48%*, 11/15/30	345	344
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.90%, 6/15/38	80	82
Lehman Mortgage Trust, Series 2006-1, Class 1A5, 5.50%, 2/25/36	223	213
Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 6/13/41	103	100
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3, 6.51%, 4/15/34	155	161
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.18%*, 8/25/35	181	180
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class B1, 5.63%, 11/25/35	205	200
Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 2A1, 5.61%, 11/25/35	262	259
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A, 6.00%, 2/25/36	285	286
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 6A, 6.50%, 2/25/36	260	261
Morgan Stanley Mortgage Trust, Series 2005-5AR, Class 4A1, 5.54%*, 9/25/35	235	231
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%*, 2/25/36	209	205
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.41%*, 4/25/34	252	248
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%, 2/25/36	209	208
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1, 6.00%, 3/25/36	212	212
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 1A1, 6.18%*, 6/25/36	306	308
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 6.00%*, 6/25/36	128	128

3

Structured Asset Securities Corp., Series 2003-30, Class 1A5, 5.50%, 10/25/33	190	182
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	152	146
Total Collateralized Mortgage Obligations (Cost $12,744)		12,562

Commercial Paper (1.2%)
HSBC Finance Corp., 5.28%, 8/1/06	1,430	1,430
Total Commercial Paper (Cost $1,430)		1,430

Common Stocks (66.6%)
Aluminum (1.2%)
Alcoa, Inc.	49,800	1,492
Banks (2.6%)
Bank of America Corp.	50,800	2,618
North Fork Bancorporation, Inc.	16,700	473
		3,091
Biotechnology (3.3%)
Amgen, Inc. (b) (c)	57,100	3,982
Brokerage Services (1.2%)
Charles Schwab Corp.	44,619	709
Merrill Lynch & Co., Inc.	9,900	720
		1,429
Chemicals (1.2%)
Celanese Corp., Series A	32,711	628
PPG Industries, Inc.	13,600	837
		1,465
Computers & Peripherals (6.9%)
Cisco Systems, Inc. (b)	171,600	3,062
Dell, Inc. (b) (c)	55,800	1,210
International Business Machines Corp.	38,000	2,942
Research in Motion Ltd. (b)	18,800	1,234
		8,448
Cosmetics & Toiletries (1.9%)
Procter & Gamble Co.	40,100	2,254
Electronics (3.1%)
General Electric Co.	114,200	3,733
Engineering (1.5%)
ABB Ltd., ADR	136,900	1,770
Financial Services (3.0%)
Ambac Financial Group, Inc.	8,430	701
Capital One Financial Corp. (c)	8,600	665
Marsh & McLennan Cos., Inc.	41,500	1,122
Morgan Stanley	17,923	1,191
		3,679
Food Processing & Packaging (1.2%)
General Mills, Inc. (c)	27,426	1,423
Forest Products-Lumber & Paper (1.1%)
Weyerhaeuser Co. (c)	21,641	1,269
Health Care (2.8%)
McKesson Corp.	10,500	529
Medtronic, Inc.	56,300	2,844
		3,373

4

Heavy Machinery (2.5%)
Caterpillar, Inc.	21,700	1,538
Deere & Co.	20,869	1,514
		3,052
Insurance (2.1%)
American International Group, Inc.	29,830	1,810
CIGNA Corp.	5,900	538
Genworth Financial, Inc., Class A (c)	7,100	244
		2,592
Internet Service Provider (1.8%)
Yahoo, Inc. (b) (c)	78,800	2,139
Internet Services (1.1%)
Symantec Corp. (b) (c)	77,700	1,350
Manufacturing - Miscellaneous (2.2%)
Honeywell International, Inc.	22,400	867
Siemens AG, ADR	22,500	1,816
		2,683
Media (1.5%)
Time Warner, Inc.	106,200	1,752
Mining (0.4%)
Newmont Mining Corp.	10,600	543
Oil & Gas Exploration, Production & Services (1.5%)
Canadian Natural Resources Ltd.	3,000	160
Transocean, Inc. (b) (h)	20,700	1,598
		1,758
Oil-Integrated Companies (0.9%)
Hess Corp.	21,300	1,127
Oilfield Services & Equipment (4.6%)
Halliburton Co. (c)	113,000	3,770
Weatherford International Ltd. (b)	38,049	1,782
		5,552
Pharmaceuticals (3.2%)
Novartis AG, ADR	22,200	1,248
Pfizer, Inc.	98,524	2,561
		3,809
Retail-Specialty Stores (1.6%)
Tiffany & Co. (c)	37,100	1,172
TJX Cos., Inc. (c)	29,000	707
		1,879
Semiconductors (2.5%)
Intel Corp.	166,000	2,988
Software & Computer Services (5.6%)
First Data Corp.	49,300	2,014
Microsoft Corp.	84,000	2,019
Oracle Corp. (b)	192,100	2,875
		6,908
Telecommunications-Services & Equipment (0.6%)
Nokia Corp., ADR	36,400	723
Tobacco & Tobacco Products (1.0%)
UST, Inc. (c)	24,300	1,228
Transportation Services (1.6%)
United Parcel Service, Inc., Class B (c)	28,400	1,957
Utilities - Telecommunications (0.9%)
Sprint Corp. (c)	56,700	1,123
Total Common Stocks (Cost $75,324)		80,571

5

Corporate Bonds (8.4%)
Aerospace & Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	19	18
Raytheon Co., 6.15%, 11/1/08	19	20
		38
Aluminum (0.1%)
Alcoa, Inc., 5.38%, 1/15/13	101	99
Automotive (0.1%)
DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	66	64
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	22	23
DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31	37	43
		130
Banks (0.8%)
Asian Development Bank, 4.50%, 9/4/12, MTN	35	34
European Investment Bank, 3.38%, 3/16/09	62	59
European Investment Bank, 4.63%, 5/15/14	20	19
Fifth Third Bancorp., 4.50%, 6/1/18	73	64
Inter-American Development Bank, 3.38%, 3/17/08	92	89
Inter-American Development Bank, 4.50%, 9/15/14	30	28
Inter-American Development Bank, 7.00%, 6/15/25	11	13
International Bank Recon & Development, 7.63%, 1/19/23	15	18
J.P. Morgan Chase & Co., 5.25%, 5/30/07	78	78
J.P. Morgan Chase Capital XV, 5.88%, 3/15/35 (c)	64	58
PNC Funding Corp, 4.20%, 3/10/08 (c)	100	98
Royal Bank of Scotland Group PLC, 9.12%, Perpetual Maturity, Callable 3/31/10 @ 100 (c)	130	144
Wachovia Corp., 3.63%, 2/17/09	102	98
Wachovia Corp., 5.25%, 8/1/14	10	10
Wells Fargo Co., 3.50%, 4/4/08	102	99
Wells Fargo Co., 5.13%, 9/15/16 (c)	88	83
		992
Beverages (0.1%)
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09	1	1
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	15	14
Coca-Cola Enterprises, 8.50%, 2/1/12	17	19
Coca-Cola Enterprises, 8.50%, 2/1/22	30	38
Coca-Cola Enterprises, Inc., 5.75%, 11/1/08	34	34
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	20	22
		128

6

Chemicals (0.0%)
E.I. Du Pont de Nemours, 6.75%, 9/1/07	19	19
Eastman Chemical, 7.60%, 2/1/27	11	12
		31
Computers & Peripherals (0.1%)
Hewlett-Packard Co., 6.50%, 7/1/12	50	52
International Business Machines Corp., 5.38%, 2/1/09	15	15
		67
Consumer Products (0.0%)
Kimberly-Clark Corp., 5.00%, 8/15/13	30	29
Procter & Gamble Co., 4.30%, 8/15/08	31	31
		60
Distribution/Wholesale (0.2%)
Owens & Minor, Inc., 6.35%, 4/15/16	258	252
Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13	75	73
Financial Services (2.0%)
American Express, 6.80%*, 9/1/66, Callable 9/1/16 @ 100	55	56
American General Finance, 3.88%, 10/1/09, MTN	53	51
Boeing Capital Corp., 5.80%, 1/15/13	28	28
CIT Group, Inc., 7.38%, 4/2/07	48	49
CIT Group, Inc., 5.75%, 9/25/07	112	112
CIT Group, Inc., 4.75%, 12/15/10, MTN	20	19
CIT Group, Inc., 7.75%, 4/2/12	43	47
Citigroup, Inc., 3.50%, 2/1/08	102	99
Countrywide Home Loan, 4.13%, 9/15/09, MTN	36	34
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09 (c)	99	97
General Electric Capital Corp., 5.00%, 6/15/07, MTN	30	30
General Electric Capital Corp., 4.25%, 12/1/10, MTN	15	14
General Electric Capital Corp., 6.00%, 6/15/12, MTN	47	48
Goldman Sachs Capital I, 6.35%, 2/15/34	33	32
Goldman Sachs Group, Inc., 4.13%, 1/15/08	96	94
Goldman Sachs Group, Inc., 6.88%, 1/15/11	27	28
Goldman Sachs Group, Inc., 6.60%, 1/15/12	87	90
HSBC Finance Corp., 4.13%, 11/16/09	36	35
HSBC Finance Corp., 6.75%, 5/15/11	32	33
HSBC Finance Corp., 4.75%, 7/15/13 (c)	86	81
International Lease Finance Corp., 6.38%, 3/15/09	81	83
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	35	38
Merrill Lynch & Co., Inc., 6.00%, 2/17/09 (c)	59	60

7

Merrill Lynch & Co., Inc., 5.00%, 1/15/15, MTN	70	66
Merrill Lynch & Co., Inc., 6.88%, 11/15/18	29	31
Morgan Stanley, 4.25%, 5/15/10 (c)	51	49
Nuveen Investments, 5.50%, 9/15/15	448	423
Residential Capital Corp., 6.38%, 6/30/10	265	264
SLM Corp., 5.00%, 10/1/13, MTN	50	48
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	24
Unilever Capital Corp., 5.90%, 11/15/32 (c)	33	32
Verizon Global Funding Corp, 4.00%, 1/15/08	51	50
Verizon Global Funding Corp., 6.13%, 6/15/07	44	44
		2,289
Food Processing & Packaging (0.1%)
Kellogg Co., 6.60%, 4/1/11	14	15
Kellogg Co., 7.45%, 4/1/31	45	52
Kraft Foods, Inc., 4.13%, 11/12/09 (c)	20	19
		86
Food-Distributors, Supermarkets, & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	18
Safeway, Inc., 7.50%, 9/15/09	32	34
		52
Forest Products-Lumber & Paper (0.0%)
Weyerhaeuser Co., 6.75%, 3/15/12	14	14
Weyerhaeuser Co., 7.38%, 3/15/32	22	23
		37
Governments - Foreign (0.6%)
Province of Ontario, 3.35%, 7/16/07 (c)	20	20
Province of Ontario, 5.50%, 10/1/08 (c)	50	50
Province of Ontario, 5.13%, 7/17/12	29	29
Province of Quebec, 5.75%, 2/15/09	19	19
Province of Quebec, 4.88%, 5/5/14	45	43
Province of Quebec, 7.50%, 9/15/29	35	43
Republic of Italy, 3.63%, 9/14/07	95	93
Republic of Italy, 4.00%, 6/16/08	75	73
Republic of Italy, 4.50%, 1/21/15 (c)	75	70
Republic of Italy, 6.88%, 9/27/23	36	40
United Mexican States, 9.88%, 2/1/10	58	66
United Mexican States, 6.38%, 1/16/13, MTN	101	103
United Mexican States, 8.30%, 8/15/31, MTN	68	82
		731
Insurance (0.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09, MTN	30	29
Marsh & Mclennan Cos., Inc., 7.13%, 6/15/09	105	108
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	31	30
Metlife, Inc., 5.70%, 6/15/35	20	18
Phoenix Cos, 6.68%, 2/16/08	265	267
		452

8

Manufacturing - Miscellaneous (0.3%)
Tyco International Group SA, 6.13%, 1/15/09	338	342
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	19	17
Time Warner, Inc., 6.88%, 5/1/12	40	41
Time Warner, Inc., 7.63%, 4/15/31	25	27
Viacom, Inc., 7.88%, 7/30/30	27	29
		114
Metal Fabrication (0.2%)
Timken Co., 5.75%, 2/15/10	215	212
Metals (0.1%)
Falconbridge Ltd., 6.20%, 6/15/35	150	135
Oil & Gas - Exploration & Production (0.4%)
Devon Financing Corp. ULC, 6.88%, 9/30/11 (c)	27	28
Marathon Oil Corp., 6.13%, 3/15/12 (c)	51	52
Merey Sweeny LP, 8.85%, 12/18/19	289	336
Pemex Project Funding Master Trust, 8.50%, 2/15/08 (c)	51	53
Pemex Project Funding Master Trust, 7.38%, 12/15/14	27	29
		498
Oil - Integrated Companies (0.2%)
Amerada Hess Corp., 7.13%, 3/15/33 (h)	170	181
ConocoPhillips Co., 8.75%, 5/25/10	21	23
		204
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.75%, 10/1/11	41	41
Wyeth, 5.50%, 2/1/14	40	39
Wyeth, 6.50%, 2/1/34	25	26
		106
Radio & Television (0.1%)
Clear Channel Communications, 7.65%, 9/15/10 (c)	33	34
Comcast Cable Communications, 6.20%, 11/15/08 (c)	62	64
Cox Communications, Inc., 7.13%, 10/1/12	55	57
		155
Railroads (0.2%)
Norfolk Southern Corp., 7.25%, 2/15/31	90	102
Union Pacific Co., 6.65%, 1/15/11 (c)	81	84
		186
Real Estate (0.0%)
ERP Operating LP, 5.20%, 4/1/13 (c)	56	54
Restaurants (0.0%)
McDonald’s Corp., 6.00%, 4/15/11	55	56
Retail - Department Stores (0.0%)
May Department Stores Co., 6.70%, 7/15/34 (c)	18	18

9

Retail - Discount (0.1%)
Target Corp., 5.38%, 6/15/09	38	39
Target Corp., 5.88%, 3/1/12	28	28
Wal-Mart Stores, 4.38%, 7/12/07	20	20
Wal-Mart Stores, 6.88%, 8/10/09	36	37
Wal-Mart Stores, 4.13%, 2/15/11	31	29
		153
Savings & Loans (0.2%)
Sovereign Capital Trust VI, 7.91%, 6/13/36, Callable 6/13/16 @ 100	190	201
Telecommunications - Cellular (0.5%)
New Cingular Wireless Services, 7.50%, 5/1/07	19	19
New Cingular Wireless Services, 8.13%, 5/1/12 (h)	13	14
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	513	565
		598
Telecommunications - Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	2	2
Utilities - Electric (0.5%)
Dominion Resources, Inc., 5.69%, 5/15/08	255	254
Duke Energy Corp., 3.75%, 3/5/08	25	24
FirstEnergy Corp., 7.38%, 11/15/31	41	45
FPL Group Capital, Inc., 6.13%, 5/15/07	19	19
Hydro-Quebec, 8.05%, 7/7/24	22	28
Oncor Electric Delivery, 7.00%, 9/1/22	26	27
Pacific Gas & Electric Co., 4.80%, 3/1/14	41	39
Pacific Gas & Electric Co., 6.05%, 3/1/34	33	32
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34	33	32
TXU Energy Co., 7.00%, 3/15/13	23	24
		563
Utilities - Telecommunications (0.8%)
AT&T Corp., 8.00%, 11/15/31	285	332
British Telecom PLC, 8.38%, 12/15/10	155	172
British Telecom PLC, 8.88%, 12/15/30 (c)	166	209
Sprint Capital Corp., 7.63%, 1/30/11	53	57
Sprint Capital Corp., 8.38%, 3/15/12	13	14
Sprint Capital Corp., 6.88%, 11/15/28	27	27
Sprint Capital Corp., 8.75%, 3/15/32 (c)	36	44
Telecom Italia Capital, 4.95%, 9/30/14	145	132
		987
Total Corporate Bonds (Cost $10,338)		10,101

U.S. Government Agencies (1.0%)
Federal Home Loan Bank (0.2%)
3.63%, 11/14/08 (c)	196	189
Federal Home Loan Mortgage Corp. (0.5%)
3.88%, 1/12/09 (c)	209	202

10

4.65%, 10/10/13 (c)	46	44
4.50%, 1/15/14 (c)	364	346
6.75%, 9/15/29 (c)	120	139
		731
Federal National Mortgage Association (0.3%)
3.75%, 5/17/07 (c)	150	148
4.38%, 3/15/13 (c)	177	167
4.38%, 7/17/13 (c)	25	24
		339
Total U.S. Government Agencies (Cost $1,311)		1,259

U.S. Government Mortgage Backed (9.8%)
Federal Home Loan Mortgage Corp. (1.1%)
4.50%, 1/1/19	167	159
5.00%, 6/1/33 - 10/1/35	588	558
6.50%, 5/1/26 - 11/1/34	469	477
7.00%, 7/1/29 - 4/1/32	63	65
8.00%, 6/1/30	15	16
8.50%, 4/1/29	11	12
		1,287
Federal National Mortgage Association (8.5%)
4.50%, 8/1/33 - 10/1/33	488	450
5.00%, 11/1/33 - 8/1/35 (g)	2,215	2,105
5.50%, 12/1/19 - 12/1/34	4,391	4,303
6.00%, 12/1/16 - 12/1/33	888	888
6.12%*, 4/1/36	305	307
6.50%, 3/1/29 - 5/1/36 (g)	1,580	1,605
6.63%, 11/15/30 (c)	177	203
7.00%, 12/1/27	7	8
7.50%, 3/1/27	27	28
8.00%, 6/1/12 - 3/1/30	217	227
8.50%, 11/1/17	10	11
9.50%, 10/1/21	34	37
10.00%, 11/1/13	30	32
10.50%, 11/1/13	38	41
11.00%, 11/1/13	44	48
		10,293
Government National Mortgage Assoc. (0.2%)
6.50%, 7/15/28	8	8
7.00%, 12/15/25 - 4/15/28	111	116
7.50%, 8/15/29	37	38
8.50%, 12/15/17	42	44
9.50%, 7/15/09	12	12
		218
Total U.S. Government Mortgage Backed (Cost $11,987)		11,798

U.S. Treasury Obligations (4.0%)
U.S. Treasury Bonds (1.2%)
8.88%, 2/15/19 (c)	303	407
8.00%, 11/15/21 (c)	284	368
6.25%, 8/15/23 (c)	183	205
5.38%, 2/15/31 (c) (g)	502	519
		1,499
U.S. Treasury Notes (2.8%)
2.63%, 11/15/06 (c)	338	336
4.25%, 10/31/07 (c)	122	121
3.75%, 5/15/08	130	127
3.88%, 5/15/09 (c)	604	587

11

4.25%, 1/15/11 (c)	421	410
4.38%, 8/15/12 (c)	905	881
5.13%, 5/15/16 (c)	811	819
		3,281
Total U.S. Treasury Obligations (Cost $4,773)		4,780

Short – Term Securities Held as Collateral for Securities Lending (20.1%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	24,247	24,247
Total Short – Term Securities Held As Collateral for Securities Lending		24,247

Total Investments (Cost $142,154) (a) - 121.5%		146,748
Liabilities in excess of other assets - (21.5)%		(25,933)
NET ASSETS - 100.0%		$120,815

See notes to schedules of portfolio investments.

12

The Victory Portfolios

Convertible Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (2.2%)
HSBC Finance Corp., 5.28%, 8/1/06	$1,335	$1,335
Total Commercial Paper (Cost $1,335)		1,335

Convertible Bonds (75.2%)
Aerospace/Defense (0.4%)
Kaman Corp., Convertible Subordinated Notes, 6.00%, 3/15/12, Continuously Callable @ 100	250	243
Audio & Video Products (1.1%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 12/20/06 @ 100	630	682
Banks (3.5%)
U.S. Bancorp, Convertible Subordinated Notes, 3.51%*, 8/21/35, Callable 8/21/06 @ 100 (d)	945	944
U.S. Bancorp, Convertible Subordinated Notes, 3.51%*, 8/21/35, Callable 8/21/06 @ 100	1,250	1,248
		2,192
Biotechnology (5.1%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13, (d)	1,960	1,921
Amgen, Inc., Convertible Subordinated Notes, 0.00%, 3/1/32, Callable 3/1/07 @ 75.54	865	642
Medimmune, Inc., Convertible Subordinated Notes, 1.63%, 7/15/13, (d)	615	612
		3,175
Broadcasting/Cable (0.6%)
Liberty Media Corp., Convertible Subordinated Notes, 3.50%, 1/15/31, Continuously Callable @ 100 (d)	370	375
Brokerage Services (2.4%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 0.25%, 12/8/12, Callable 12/1/08 @ 100, MTN	805	823
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 2.00%, 8/1/13, MTN (g)	640	642
		1,465
Computers & Peripherals (1.0%)
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 10/14/06 @ 71.10	945	610

Construction (1.8%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	700	1,130
Electronics (1.0%)
L-3 Communications Corp., Convertible Subordinated Notes, 3.00%, 8/1/35, Callable 2/1/11 @ 100 (d)	635	621
Entertainment (3.8%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100 (h)	640	702
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,510	1,671
		2,373
Financial Services (1.9%)
American Express Co., Convertible Subordinated Notes, 1.85%, 12/1/33, Callable 12/1/06 @ 100	1,170	1,179
Forest Products-Lumber & Paper (0.9%)
Masco Corp., Convertible Subordinated Notes, 0.00%, 7/20/31, Callable 1/25/07 @ 46.78	1,235	567
Health Care (3.1%)
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13, (d)	990	999
Medtronic, Inc., Convertible Subordinated Notes, 1.25%, 9/15/21, Callable 9/15/06 @ 100.62	940	935
		1,934
Heavy Machinery (2.4%)
Tyco International Group SA, Convertible Subordinated Notes, 3.13%, 1/15/23, Callable 1/20/08 @ 101.82	1,185	1,483
Instruments - Controls (1.6%)
Thermo Electron Corp., Convertible Subordinated Notes, 3.25%, 11/1/07, Continuously Callable @ 100	1,025	1,017
Insurance (2.5%)
American International Group, Convertible Subordinated Notes, 0.50%, 5/15/07, Continuously Callable @ 100	1,110	1,062
Horace Mann Educators, Convertible Subordinated Notes, 1.43%, 5/14/32, Callable 5/14/07 @ 47.50	1,000	468
		1,530
Internet Business Services (1.1%)
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13, (d)	630	662

Internet Service Provider (1.7%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	750	1,035
Mining (2.1%)
Placer Dome, Inc., Convertible Subordinated Notes, 2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)	585	805
Placer Dome, Inc., Convertible Subordinated Notes, 2.75%, 10/15/23, Callable 10/20/10 @ 100.83	365	502
		1,307
Oil & Gas Exploration, Production & Services (1.7%)
Devon Energy Corp., Convertible Subordinated Notes, 4.90%, 8/15/08, Callable 8/15/06 @ 101	420	530
Diamond Offshore Drilling, Inc., Convertible Subordinated Notes, 1.50%, 4/15/31, Callable 4/15/08 @ 100	335	548
		1,078
Oil Marketing & Refining (1.2%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Continuously Callable @ 100	210	715
Oilfield Services & Equipment (7.0%)
Cooper Cameron Corp., Convertible Subordinated Notes, 1.50%, 5/15/24, Callable 5/15/09 @ 100	1,000	1,547
Halliburton Co., Convertible Subordinated Notes, 3.13%, 7/15/23, Callable 7/15/08 @ 100 (d)	190	345
Halliburton Co., Convertible Subordinated Notes, 3.13%, 7/15/23, Callable 7/15/08 @ 100	725	1,316
Schlumberger Ltd., Convertible Subordinated Notes, 2.13%, 6/1/23, Callable 6/6/10 @ 100 (d)	265	457
Schlumberger Ltd., Convertible Subordinated Notes, 2.13%, 6/1/23, Callable 6/6/10 @ 100	400	690
		4,355
Pharmaceuticals (8.3%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/06 @ 65.91 (d)	250	215
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/06 @ 65.91	1,483	1,274
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 0.50%, 2/1/24, Callable 8/1/08 @ 100	1,300	1,348
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 1.75%, 2/1/26, Callable 2/1/11 @ 100	1,100	1,037
Wyeth, Convertible Subordinated Notes, 5.11%*, 1/15/24, Callable 7/20/09 @ 100	1,175	1,249
		5,123

Pipelines (1.0%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continuously Callable @ 100	656	640
Railroads (1.7%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	945	1,049
Retail-Specialty Stores (3.5%)
Lowes Cos., Inc., Convertible Subordinated Notes, 0.86%, 10/19/21, Callable 10/19/06 @ 86.10	880	882
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 2/13/07 @ 75.68	1,545	1,281
		2,163
Semiconductors (1.5%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,120	932
Telecommunications-Services & Equipment (6.8%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,290	1,301
Harris Corp., Convertible Subordinated Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	695	1,411
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 1/15/07 @ 101.17	1,535	1,506
		4,218
Transportation Services (2.0%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	829
YRC Worldwide, Inc., Convertible Subordinated Notes, 3.38%, 11/25/23, Callable 11/30/12 @ 100	375	438
		1,267
Utilities-Electric (1.0%)
Duke Energy Corp., Convertible Subordinated Notes, 1.75%, 5/15/23, Continuously Callable @ 100	505	651
Utilities-Telecommunications (1.5%)
CenturyTel, Inc., Convertible Subordinated Notes, 4.75%, 8/1/32, Callable 8/5/06 @ 102.85	895	930
Total Convertible Bonds (Cost $43,532)		46,701

Convertible Preferred Stock (23.1%)
Aerospace/Defense (1.7%)
Northrop Grumman Corp., Series B, 7.00%	8,100	1,037
Banks (2.4%)
Marshall & Ilsley Corp., 6.50%	29,100	789
Washington Mutual, Inc., 5.38%	12,400	691
		1,480

Chemicals (1.0%)
Celanese Corp., 4.25%	20,865	599
Energy (0.9%)
Southern Union Co., 5.00%	10,300	546
Financial Services (6.7%)
Fannie Mae, 5.38%	23	2,129
Lehman Brothers Holdings, Inc., 6.25%	29,000	754
Newell Financial Trust I, 5.25%	26,200	1,211
		4,094
Insurance (4.7%)
Fortis Insurance NV, 7.75% (d)	550	700
PMI Group, Inc., 5.88%	31,300	775
Travelers Property Casualty Corp., 4.50%	60,100	1,469
		2,944
Oil Companies - Integrated (1.9%)
Hess Corp., 7.00%	9,100	1,208
Pharmaceuticals (1.1%)
Schering-Plough Corp., 6.00%	13,300	706
Real Estate Investment Trusts (1.6%)
Equity Office Properties Trust, Series B, 5.25%	5,700	303
Simon Property Group, Inc., 6.00%	10,200	714
		1,017
Savings & Loans (1.1%)
New York Community Capital Trust V, 6.00%	15,200	711
Total Convertible Preferred Stock (Cost $13,503)		14,342

Total Investments (Cost $58,370) (a) - 100.5%		62,378
Liabilities in excess of other assets - (0.5)%		(339)
NET ASSETS - 100.0%		$62,039

See notes to schedules of portfolio investments.

The Victory Portfolios

Core Bond Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
Collateralized Mortgage Obligations (30.1%)
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 5.75%*, 3/25/36	$807	$804
Banc of America Alternative Loan Trust, Series 2006-5, Class 2A5, 6.00%, 6/25/36 (h)	805	796
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43 (h)	576	554
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4, 5.37%, 9/10/45	334	326
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AAB, 5.46%*, 3/11/39	442	439
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	395	384
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46 (h)	417	392
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.71%*, 9/11/38	535	539
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	600	630
Chase Mortgage Finance Corp,. Series 2005-A1, Class M, 5.31%*, 12/25/35	1,337	1,297
Chase Mortgage Finance Corp., Series 2005-A2, Class M, 5.46%*, 1/25/36	1,078	1,045
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.60%*, 10/25/35	735	718
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3, 6.04%, 9/15/30	755	761
Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35 (h)	1,022	1,010
Countrywide Home Loans, Series 2005-22, Class M, 5.40%*, 11/25/35	884	854
Countrywide Home Loans, Series 2005-HYB9, Class 3A1A, 5.31%*, 2/20/36	732	720
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35	600	618
Fannie Mae Grantor Trust, Series 2001-T7, Class A1, 7.50%, 2/25/41	451	465

1

Fannie Mae Whole Loan, Series 2002-W3, Class A5, 7.50%, 1/25/28	65	67
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	690	713
FHLMC Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	630	650
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.11%*, 7/10/38	705	719
GS Mortgage Securites Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	400	396
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	1,057	993
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A13, 5.75%, 2/25/36	812	784
IndyMac Index Mortgage Loan Trust, Series 2005-AR9, Class B1, 5.49%*, 7/25/35	830	818
JP Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15%*, 12/25/35	815	805
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class AJ, 4.94%*, 8/15/42	526	497
JP Morgan Chase Commercial Mortgage Securities, Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,133	1,179
JP Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A5, 4.65%, 1/12/37	525	501
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP4, Class AM, 5.00%, 10/15/42	475	450
JP Morgan Mortgage Trust, Series 2005-A1, Class IB1, 4.92%*, 2/25/35	1,034	988
JP Morgan Mortgage Trust, Series 2005-A2, Class B1, 4.73%*, 4/25/35	1,287	1,231
JP Morgan Mortgage Trust, Series 2005-A3, Class 1B1, 4.99%, 6/25/35	509	489
JP Morgan Mortgage Trust, Series 2005-A4, Class B1, 5.20%*, 7/25/35	962	930
JP Morgan Mortgage Trust, Series 2005-A5, Class IB1, 5.16%*, 8/25/35	511	494
JP Morgan Mortgage Trust, Series 2005-A6, Class 1B1, 5.18%*, 9/25/35	802	771
JP Morgan Mortgage Trust, Series 2005-A6, Class 3A2, 5.28%*, 9/25/35	805	790
JP Morgan Mortgage Trust, Series 2005-A8, Class B1, 5.17%*, 11/25/35	1,375	1,323
JP Morgan Mortgage Trust, Series 2006-A1, Class B1, 5.42%*, 2/25/36	594	577
JP Morgan Mortgage Trust, Series 2006-A2, Class IB1, 5.69%*, 4/25/36	535	523
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 6.00%*, 6/25/36	1,692	1,685
JP Morgan Mortgage Trust, Series 2006-S2, Class 3A4, 6.25%, 7/25/36	885	887

2

JP Morgan Mortgage Trust, Series 2006-S2, Class B1, 6.01%, 7/25/36	639	622
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 5/15/25	330	354
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A3, 4.24%, 10/15/29	385	367
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/40	666	632
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.48%*, 11/15/30	1,315	1,312
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.90%, 6/15/38	25	25
Lehman Mortgage Trust, Series 2006-1, Class 1A5, 5.50%, 2/25/36	948	907
Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 6/13/41	401	389
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3, 6.51%, 4/15/34	595	619
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 4A1, 5.54%*, 9/25/35	880	866
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class B1, 5.63%, 11/25/35	1,329	1,299
Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 2A1, 5.61%, 11/25/35	981	969
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A, 6.00%, 2/25/36	1,238	1,241
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 6A, 6.50%, 2/25/36	1,299	1,309
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%, 2/25/36	823	806
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.41%*, 4/25/34	564	556
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%*, 2/25/36	766	762
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1, 6.00%, 3/25/36	907	903
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 1A1, 6.18%*, 6/25/36	1,294	1,300
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 6.00%*, 6/25/36	640	636
Structured Asset Securities Corp., Series 2003-30, Class 1A5, 5.50%, 10/25/33	618	592

3

Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	659	636
		48,714
Total Collateralized Mortgage Obligations (Cost $49,410)		48,714

Commercial Paper (0.8%)
HSBC Finance Corp., 5.28%, 8/1/06	1,214	1,214
Total Commercial Paper (Cost $1,214)		1,214

Corporate Bonds (27.1%)
Aerospace & Defense (0.2%)
General Dynamics Corp., 4.50%, 8/15/10	71	69
Lockheed Martin Corp., 8.50%, 12/1/29	130	166
Raytheon Co., 6.15%, 11/1/08	71	72
		307
Automotive (0.2%)
DaimlerChrysler North America Holding Corp., 4.05%, 6/4/08	165	160
DaimlerChrysler North America Holding Corp., 7.30%, 1/15/12	93	98
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	80	92
		350
Banks (2.5%)
Asian Development Bank, 4.50%, 9/4/12, MTN	134	129
European Investment Bank, 3.38%, 3/16/09	253	242
European Investment Bank, 4.63%, 5/15/14	88	84
Fifth Third Bancorp, 4.50%, 6/1/18	325	284
Inter-American Development Bank, 3.38%, 3/17/08, MTN	378	367
Inter-American Development Bank, 4.50%, 9/15/14	129	122
KFW, 3.25%, 3/30/09	300	285
KFW, 4.13%, 10/15/14	175	162
Korea Developmental Bank, 5.75%, 9/10/13	115	114
Landwirtsch. Rentenbank, 4.13%, 7/15/08	270	264
PNC Funding Corp., 4.20%, 3/10/08	395	387
Royal Bank of Scotland PLC, 9.12%, Perpetual Maturity	520	576
Wachovia Corp., 3.63%, 2/17/09	401	384
Wachovia Corp., 5.25%, 8/1/14	2	2
Wells Fargo Co., 3.50%, 4/4/08	333	323
Wells Fargo Co., 5.13%, 9/15/16	330	313
		4,038
Beverages (0.4%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	100	95
Coca-Cola Enterprises, 5.75%, 11/1/08	93	94
Coca-Cola Enterprises, 8.50%, 2/1/12	141	160

4

Coca-Cola Enterprises, 8.50%, 2/1/22	105	131
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/1/29	105	115
		595
Chemicals (0.1%)
Dow Chemical, 5.75%, 12/15/08	115	116
E.I. Du Pont De Nemours, 6.75%, 9/1/07	80	81
		197
Computers & Peripherals (0.2%)
International Business Machine Corp., 5.38%, 2/1/09	128	128
International Business Machine Corp., 6.50%, 1/15/28	160	167
		295
Cosmetics & Toiletries (0.4%)
Gillette Co., 3.80%, 9/15/09	185	178
Kimberly-Clark Corp., 5.00%, 8/15/13	130	127
Kimberly-Clark Corp., 6.25%, 7/15/18	90	93
Procter & Gamble Co., 4.30%, 8/15/08	114	112
Procter & Gamble Co., 4.95%, 8/15/14	100	96
Proctor & Gamble Co., 5.80%, 8/15/34	95	93
		699
Data Processing (0.1%)
First Data Corp., 4.85%, 10/1/14	190	179
Distribution/Wholesale (0.6%)
Owens & Minor, Inc., 6.35%, 4/15/16	982	958
Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	275	266
Financial Services (7.1%)
American Express, 6.80%, 9/1/66, Callable 9/1/16 @ 100	210	212
American General Finance, 3.88%, 10/1/09, MTN	222	212
Boeing Capital Corp., 5.80%, 1/15/13	109	110
Caterpillar Financial Service Corp., 4.50%, 6/15/09 (h)	100	98
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	45	42
CIT Group, Inc., 5.75%, 9/25/07	415	415
CIT Group, Inc., 4.75%, 12/15/10, MTN	97	94
CIT Group, Inc., 7.75%, 4/2/12	176	193
Citigroup, Inc., 3.50%, 2/1/08	243	236
Citigroup, Inc., 4.13%, 2/22/10	470	450
Countrywide Home Loan, 4.13%, 9/15/09, MTN	188	180
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	395	387
General Electric Capital Corp., 4.25%, 12/1/10, MTN	63	60
General Electric Capital Corp., 6.00%, 6/15/12, MTN	191	195

5

General Electric Capital Corp., 5.00%, 1/8/16, MTN	820	779
Goldman Sachs Capital I, 6.35%, 2/15/34	190	182
Goldman Sachs Group, Inc., 4.13%, 1/15/08	247	243
Goldman Sachs Group, Inc., 6.88%, 1/15/11	147	154
Goldman Sachs Group, Inc., 6.60%, 1/15/12	281	292
Goldman Sachs Group, Inc., 5.35%, 1/15/16	660	632
HSBC Finance Corp., 4.13%, 11/16/09	222	213
HSBC Finance Corp., 6.75%, 5/15/11	218	228
HSBC Finance Corp., 4.75%, 7/15/13	340	320
International Lease Finance Corp., 6.38%, 3/15/09	328	334
John Deere Capital Corp., 4.50%, 8/25/08, MTN	100	98
John Deere Capital Corp., 5.10%, 1/15/13	100	97
JP Morgan Chase & Co., 5.15%, 10/1/15	655	620
JP Morgan Chase Capital, 5.88%, 3/15/35	400	364
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	224	243
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	283	286
Merrill Lynch & Co., Inc., 5.00%, 1/15/15, MTN	308	292
Merrill Lynch & Co., Inc., 6.88%, 11/15/18	205	221
Morgan Stanley Group, Inc., 4.25%, 5/15/10	280	268
Nuveen Investments, 5.50%, 9/15/15	1,753	1,657
Residential Capital Corp., 6.38%, 6/30/10 (d)	807	803
SLM Corp., 5.00%, 10/1/13, MTN	237	226
Toyota Motor Credit Corp., 4.25%, 3/15/10	106	102
Toyota Motor Credit Corp., 4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	120	115
Verizon Global Funding Corp., 4.00%, 1/15/08	2	2
		11,656
Food Distributors, Supermarkets & Wholesalers (0.1%)
Kroger Co., 7.50%, 4/1/31	75	81
Safeway, Inc., 7.50%, 9/15/09	110	115
		196
Food Processing & Packaging (0.1%)
Kellogg Co., Series B, 6.60%, 4/1/11	75	78
Kraft Foods, Inc., 4.13%, 11/12/09	72	69
		147
Forest Products-Lumber & Paper (0.1%)
Weyerhaeuser Co., 6.75%, 3/15/12	80	83
Weyerhaeuser Co., 7.38%, 3/15/32	70	72
		155

6

Governments - Foreign (1.6%)
Province of Ontario, 5.50%, 10/1/08	164	165
Province of Ontario, 5.13%, 7/17/12	157	155
Province of Quebec, 5.75%, 2/15/09	83	84
Province of Quebec, 4.88%, 5/5/14	162	156
Province of Quebec, 7.50%, 9/15/29	140	170
Republic of Italy, 3.63%, 9/14/07	240	235
Republic of Italy, 4.00%, 6/16/08	265	259
Republic of Italy, 4.50%, 1/21/15	290	271
Republic of Italy, 6.88%, 9/27/23	200	224
United Mexican States, 9.88%, 2/1/10	204	231
United Mexican States, 6.38%, 1/16/13, MTN	390	400
United Mexican States, 8.30%, 8/15/31, MTN	240	288
		2,638
Health Care (0.2%)
Humana, Inc., 6.30%, 8/1/18	35	34
Unitedhealth Group, Inc., 3.30%, 1/30/08	40	39
Unitedhealth Group, Inc., 4.88%, 3/15/15	70	65
Wellpoint, Inc., 4.25%, 12/15/09	50	48
Wellpoint, Inc., 6.80%, 8/1/12	70	73
Wellpoint, Inc., 5.95%, 12/15/34	35	33
		292
Insurance (1.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09, MTN	96	94
Axa, 8.60%, 12/15/30	80	98
Cigna Corp., 7.00%, 1/15/11	40	42
Cigna Corp., 7.88%, 5/15/27	25	28
Cincinnati Financial Corp., 6.13%, 11/1/34	125	119
ING Capital Funding Trust III, 8.44%*, Perpetual Maturity, Callable 12/31/10 @ 100	70	77
Marsh & Mclennan Cos, Inc., 5.75%, 9/15/15	117	112
Marsh & Mclennan Cos., Inc., 7.13%, 6/15/09	385	398
MetLife, Inc., 5.38%, 12/15/12	100	98
MetLife, Inc., 5.70%, 6/15/35	75	69
Phoenix Co., 6.68%, 2/16/08	925	928
Protective Life Securities Trust, 4.00%, 10/7/09, MTN	70	68
Prudential Financial, Inc., 3.75%, 5/1/08, MTN	70	68
Prudential Financial, Inc., 5.10%, 9/20/14, MTN	100	95
		2,294
Machinery (0.0%)
Caterpillar, Inc., 6.63%, 7/15/28	40	43
Deere & Co., 7.13%, 3/3/31	25	29
		72
Manufacturing (0.7%)
Tyco International Group SA, 6.13%, 1/15/09	1,182	1,195

7

Media (0.3%)
CBS Corp., 7.88%, 7/30/30	90	95
News America, Inc., 6.20%, 12/15/34	140	128
Time Warner, Inc., 6.88%, 5/1/12	104	108
Time Warner, Inc., 7.63%, 4/15/31	120	129
		460
Medical Supplies (0.1%)
Baxter International, Inc., 4.63%, 3/15/15	80	73
Boston Scientific, 4.25%, 1/12/11	50	46
		119
Metals (0.3%)
Falconbridge Ltd., 6.20%, 6/15/35	585	525
Metals-Fabrication (0.5%)
Timken Co., 5.75%, 2/15/10	830	818
Oil & Gas Exploration, Production & Services (1.2%)
Devon Financing Corp. ULC, 6.88%, 9/30/11	149	157
Merey Sweeny LP., 8.85%, 12/18/19	1,132	1,317
Pemex Project Funding Master Trust, 8.50%, 2/15/08	176	183
Pemex Project Funding Master Trust, 7.38%, 12/15/14	110	117
Pemex Project Funding Master Trust, 8.63%, 2/1/22	80	93
		1,867
Oil - Integrated Companies (0.8%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	225	220
ConocoPhillips Co., 8.75%, 5/25/10	140	155
Hess Corp., 7.13%, 3/15/33	715	759
Marathon Oil Corp., 6.13%, 3/15/12	199	203
		1,337
Pharmaceuticals (0.4%)
Bristol-Meyers Squibb Co., 5.75%, 10/1/11	137	138
Merck & Co., Inc., 6.40%, 3/1/28	120	121
Wyeth, 6.95%, 3/15/11	95	100
Wyeth, 5.50%, 2/1/14	160	157
Wyeth, 6.50%, 2/1/34	80	82
		598
Publishing (0.1%)
Gannett Co., Inc., 6.38%, 4/1/12	105	107
Radio & Television (0.6%)
Clear Channel Communications, 4.63%, 1/15/08	110	108
Clear Channel Communications, 7.65%, 9/15/10	135	141
Comcast Cable Communications, 6.20%, 11/15/08	218	221
Comcast Corp., 6.50%, 11/15/35	175	167
Cox Communications, Inc., 7.13%, 10/1/12	248	259
		896
Railroads (0.5%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	200	212
CSX Corp., 6.25%, 10/15/08	140	142

8

Norfolk Southern Corp., 7.80%, 5/15/27	205	243
Union Pacific Corp., 7.25%, 11/1/08	170	176
		773
Retail - Department Stores (0.1%)
May Department Stores Co., 6.70%, 7/15/34	85	84
Retail - Discount (0.4%)
Target Corp., 5.38%, 6/15/09	175	175
Target Corp., 5.88%, 3/1/12	126	128
Wal-Mart Stores, 6.88%, 8/10/09	169	176
Wal-Mart Stores, 4.13%, 2/15/11	142	135
		614
Savings & Loans (0.5%)
Sovereign Capital Trust VI, 7.91%, 6/13/36, Callable 6/13/16 @ 100	745	787
Telecommunications - Cellular (1.1%)
New Cingular Wireless Services, 8.13%, 5/1/12	66	73
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	1,550	1,705
		1,778
Telecommunications-Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	69	74
Utilities-Electric (1.3%)
Dominion Resources, Inc., 5.69%, 5/15/08	880	881
Duke Energy Corp., 3.75%, 3/5/08	104	101
Firstenergy Corp., Series C, 7.38%, 11/15/31	215	235
Hydro-Quebec, 8.05%, 7/7/24	120	150
Oncor Electric Delivery, 7.00%, 9/1/22	110	115
Pacific Gas & Electric, 4.80%, 3/1/14	159	150
Pacific Gas & Electric, 6.05%, 3/1/34	125	121
Progress Energy, Inc., 6.85%, 4/15/12	144	151
Southern Cal Edison, 6.00%, 1/15/34	120	117
TXU Energy Co., 7.00%, 3/15/13	96	99
		2,120
Utilities-Telecommunications (2.7%)
AT&T Corp., 8.00%, 11/15/31	1,120	1,308
AT&T, Inc., 5.63%, 6/15/16	810	776
British Telecom PLC, 8.38%, 12/15/10 (h)	535	592
British Telecom PLC, 8.88%, 12/15/30 (h)	577	727
Sprint Capital Corp., 7.63%, 1/30/11	208	222
Sprint Capital Corp., 8.75%, 3/15/32	135	164
Telecom Italia Capital, 4.95%, 9/30/14	570	518
		4,307
Total Corporate Bonds (Cost $44,188)		43,793

U.S. Government Agencies (6.8%)
Federal Home Loan Bank (1.6%)
5.13%, 6/18/08 (c)	655	653
3.63%, 11/14/08 (c)	2,050	1,980
		2,633

9

Federal Home Loan Mortgage Corp. (2.5%)
3.63%, 2/15/08 (c)	1,490	1,454
4.25%, 5/23/08 (c)	950	933
3.88%, 1/12/09 (c)	800	774
4.65%, 10/10/13, Callable 10/10/06 @ 100, MTN (c)	144	136
4.50%, 1/15/14 (c)	170	161
6.75%, 9/15/29 (c)	450	522
		3,980
Federal National Mortgage Association (2.3%)
4.63%, 6/1/10 (c)	1,200	1,168
6.25%, 2/1/11 (c)	63	65
4.38%, 3/15/13 (c)	1,458	1,382
4.38%, 7/17/13 (c)	247	233
6.63%, 11/15/30 (c)	700	803
		3,651
Small Business Administration (0.4%)
6.15%, 4/1/19	644	656
Total U.S. Government Agencies (Cost $11,094)		10,920

U.S. Government Mortgage Backed (26.4%)
Federal Home Loan Mortgage Corp. (2.3%)
4.50%, 1/1/19	648	619
5.00%, 8/1/33 - 10/1/35	197	186
6.00%, 2/1/13	83	83
6.50%, 8/1/29 - 11/1/34	2,446	2,489
7.00%, 1/1/30	12	12
7.50%, 4/1/28	24	25
8.00%, 6/1/17	338	351
8.50%, 4/1/29	3	3
		3,768
Federal National Mortgage Association (23.8%)
4.50%, 8/1/33 - 10/1/33	1,911	1,765
4.55%*, 1/1/35	305	303
5.00%, 11/1/33 - 10/1/34	10,792	10,261
5.50%, 8/1/20 - 12/1/34	14,898	14,583
6.00%, 1/1/20 - 1/1/33	3,178	3,180
6.12%*, 4/1/36	1,280	1,288
6.50%, 9/1/28 - 5/1/36 (g)	4,912	4,989
7.00%, 10/1/26 - 12/1/29	74	76
7.50%, 3/1/27 - 11/1/29	151	156
8.00%, 11/1/12 - 2/1/33	675	713
8.50%, 7/1/25 - 4/1/31	637	684
9.50%, 10/1/21	99	108
10.00%, 11/1/13	59	63
10.50%, 11/1/13	27	28
11.00%, 11/1/13	41	44
		38,241

Government National Mortgage Assoc. (0.3%)
7.00%, 12/15/23 -12/15/25	123	127
7.50%, 12/15/27 - 4/15/29	9	9
8.50%, 12/15/17	19	20
9.00%, 2/15/17	22	24
9.50%, 12/15/09	288	297
		477
Total U.S. Government Mortgage Backed (Cost $42,954)		42,486

10

U.S. Treasury Obligations (8.0%)
U.S. Treasury Bonds (2.4%)
8.88%, 2/15/19 (c)	174	234
8.00%, 11/15/21 (c)	1,094	1,418
6.25%, 8/15/23 (c)	757	848
5.38%, 2/15/31 (c) (g)	1,306	1,350
		3,850
U.S. Treasury Notes (5.6%)
2.63%, 11/15/06 (c)	81	80
4.25%, 10/31/07 (c)	405	401
3.75%, 5/15/08	845	827
4.00%, 4/15/10 (c)	4,000	3,878
4.38%, 8/15/12 (c)	616	599
4.25%, 8/15/13 (c) (g)	681	653
5.13%, 5/15/16 (c)	2,580	2,607
		9,045
Total U.S. Treasury Obligations (Cost $12,843)		12,895

Short-Term Securities Held as Collateral for Securities Lending (13.0%)
Pool of various securities for Victory Funds — footnote i (Securities Lending)	20,883	20,883
Total Short-Term Securities Held as Collateral for Securities Lending		20,883

Total Investments (Cost $182,586) (a) - 112.2%		180,905
Other assets in excess of liabilities - (12.2)%		(19,671)
NET ASSETS - 100.0%		$161,234

See notes to schedules of portfolio investments.

11

The Victory Portfolios

Diversified Stock Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (1.2%)
HSBC Finance Corp., 5.28%, 8/1/06	$41,820	$41,820
Total Commercial Paper (Cost $41,820)		41,820

Common Stocks (99.5%)
Aerospace/Defense (1.1%)
Honeywell International, Inc.	990,100	38,317
Aluminum (1.8%)
Alcoa, Inc.	2,102,300	62,964
Banks (3.8%)
Bank of America Corp.	2,163,200	111,470
North Fork Bancorporation, Inc.	692,800	19,627
		131,097
Biotechnology (4.9%)
Amgen, Inc. (b) (c)	2,465,400	171,937
Brokerage Services (1.8%)
Charles Schwab Corp.	1,907,556	30,292
Merrill Lynch & Co., Inc.	424,200	30,890
		61,182
Chemicals (1.8%)
Celanese Corp., Series A	1,392,432	26,749
PPG Industries, Inc.	579,600	35,668
		62,417
Computers & Peripherals (10.4%)
Cisco Systems, Inc. (b)	7,335,000	130,929
Dell, Inc. (b) (c)	2,376,400	51,520
International Business Machines Corp.	1,685,500	130,475
Research In Motion Ltd. (b) (c)	815,100	53,495
		366,419
Cosmetics & Toiletries (2.8%)
Procter & Gamble Co.	1,734,800	97,496
Electronics (4.6%)
General Electric Co. (c)	4,931,600	161,214
Engineering (2.2%)
ABB Ltd., ADR (c)	5,888,400	76,137
Financial & Insurance (0.9%)
Ambac Financial Group, Inc. (c)	361,450	30,040
Financial Services (2.4%)
American Express Co. (c)	66,900	3,483
Capital One Financial Corp. (c)	360,100	27,854
Morgan Stanley (c)	766,513	50,973
		82,310
Food Processing & Packaging (1.8%)
General Mills, Inc. (c)	1,213,917	63,002

1

Forest Products-Lumber & Paper (1.6%)
Weyerhaeuser Co. (c)	930,263	54,569
Health Care (4.1%)
McKesson Corp.	445,600	22,454
Medtronic, Inc. (c)	2,374,900	119,980
		142,434
Heavy Machinery (3.8%)
Caterpillar, Inc. (c)	955,000	67,681
Deere & Co. (c)	896,119	65,031
		132,712
Insurance (4.6%)
American International Group, Inc.	1,293,309	78,465
CIGNA Corp.	250,800	22,886
Genworth Financial, Inc., Class A (c)	301,800	10,352
Marsh & McLennan Cos., Inc.	1,774,000	47,951
		159,654
Internet Business Services (1.7%)
Symantec Corp. (b) (c)	3,375,000	58,624
Internet Service Provider (2.6%)
Yahoo, Inc. (b) (c)	3,360,500	91,204
Manufacturing-Miscellaneous (2.2%)
Siemens AG, ADR	959,310	77,445
Media (2.1%)
Time Warner, Inc. (c)	4,523,600	74,639
Mining (0.7%)
Newmont Mining Corp. (c)	454,500	23,284
Oil & Gas Exploration, Production & Services (2.2%)
Canadian Natural Resources Ltd. (c)	132,600	7,060
Transocean, Inc. (b) (c)	891,259	68,832
		75,892
Oil-Integrated Companies (1.4%)
Hess Corp. (c)	910,800	48,181
Oilfield Services & Equipment (6.8%)
Halliburton Co. (c)	4,848,800	161,755
Weatherford International Ltd. (b) (c)	1,628,473	76,278
		238,033
Pharmaceuticals (4.7%)
Novartis AG, ADR	963,000	54,140
Pfizer, Inc.	4,203,258	109,243
		163,383
Retail - Discount (0.9%)
TJX Cos., Inc. (c)	1,231,300	30,007
Retail-Specialty Stores (1.4%)
Tiffany & Co. (c)	1,580,300	49,922
Semiconductors (3.7%)
Intel Corp.	7,078,400	127,411
Software & Computer Services (8.5%)
First Data Corp.	2,109,100	86,157
Microsoft Corp.	3,581,600	86,066
Oracle Corp. (b)	8,245,500	123,434
		295,657
Telecommunications-Services & Equipment (0.9%)
Nokia Corp., ADR	1,549,000	30,748
Tobacco (1.5%)
UST, Inc. (c)	1,039,600	52,552

2

Transportation Services (2.4%)
United Parcel Service, Inc., Class B (c)	1,214,200	83,671

Utilities-Telecommunications (1.4%)
Sprint Nextel Corp. (c)	2,413,600	47,789
Total Common Stocks (Cost $3,336,404)		3,462,343

Short-Term Securities Held as Collateral for Securities Lending (26.3%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	914,776	914,776
Total Short-Term Securities Held as Collateral for Securities Lending		914,776

Total Investments (Cost $4,293,000) (a) - 127.0%		4,418,939
Liabilities in excess of other assets - (27.0)%		(938,904)
NET ASSETS - 100.0%		$3,480,035

See notes to schedules of portfolio investments.

3

The Victory Portfolios

Established Value Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (6.0%)
Chesham Finance Corp., 5.30%, 8/1/06	$5,000	$5,000
HSBC Finance Corp., 5.28%, 8/1/06	11,880	11,880
Total Commercial Paper (Cost $16,880)		16,880

Common Stocks (94.1%)
Aerospace/Defense (1.0%)
General Dynamics Corp.	42,000	2,815
Apparel & Footwear (1.1%)
Jones Apparel Group, Inc. (c)	102,000	3,019
Auction Houses and Art Dealers (1.4%)
Adesa, Inc.	190,000	3,878
Automotive Parts (2.3%)
BorgWarner, Inc. (c)	72,500	4,350
Eaton Corp.	32,000	2,051
		6,401
Banks (5.2%)
Cullen/Frost Bankers, Inc. (c)	85,400	5,015
First Horizon National Corp. (c)	78,000	3,268
Mercantile Bankshares Corp.	84,900	3,019
Whitney Holding Corp.	88,000	3,176
		14,478
Chemicals (1.1%)
PPG Industries, Inc.	52,000	3,200
Chemicals-General (2.3%)
Agrium, Inc.	124,000	3,006
Rohm & Haas Co. (c)	76,000	3,505
		6,511
Coal (0.9%)
Peabody Energy Corp. (c)	48,000	2,395
Computers & Peripherals (4.0%)
CACI International, Inc., Class A (b) (c)	62,000	3,494
Lexmark International Group, Inc. (b)	82,000	4,431
NCR Corp. (b) (c)	97,000	3,118
		11,043
Containers & Packaging (2.4%)
Owens-Illinois, Inc. (b) (c)	140,000	2,118
Pactiv Corp. (b)	183,000	4,486
		6,604
Electronics (3.6%)
AVX Corp. (c)	228,000	3,452
Flextronics International Ltd. (b) (c)	319,000	3,618
Johnson Controls, Inc. (c)	37,200	2,855
		9,925

1

Engineering (0.9%)
Foster Wheeler Ltd. (b) (c)	64,000	2,441
Financial & Insurance (2.0%)
Ambac Financial Group, Inc. (c)	67,000	5,568
Financial Services (2.7%)
Ameriprise Financial, Inc.	101,000	4,505
H&R Block, Inc. (c)	135,000	3,071
		7,576
Food Distributors, Supermarkets & Wholesalers (1.3%)
SUPERVALU, Inc.	129,000	3,497
Forest Products-Lumber & Paper (0.8%)
Weyerhaeuser Co. (c)	39,000	2,288
Health Care (1.7%)
Manor Care, Inc. (c)	92,500	4,630
Heavy Machinery (1.0%)
Deere & Co.	40,000	2,903
Human Resources (1.0%)
Hewitt Associates, Inc., Class A (b) (c)	127,000	2,854

Instruments - Scientific (1.0%)
Applied Biosystems Group	88,000	2,829
Insurance (5.8%)
Alleghany Corp. (b) (c)	15,400	4,257
Hartford Financial Services Group, Inc. (c)	28,000	2,376
HCC Insurance Holdings, Inc.	129,000	3,933
Old Republic International Corp.	187,500	3,988
PMI Group, Inc. (c)	48,000	2,038
		16,592
Manufacturing-Miscellaneous (2.7%)
ITT Industries, Inc.	95,000	4,803
Textron, Inc.	30,000	2,697
		7,500
Medical Supplies (2.6%)
Becton Dickinson & Co.	59,100	3,896
Dade Behring Holdings, Inc.	86,000	3,503
		7,399
Motorcycles (1.1%)
Harley-Davidson, Inc. (c)	52,000	2,964
Oil & Gas Exploration, Production & Services (5.2%)
Devon Energy Corp. (c)	97,000	6,271
Newfield Exploration Co. (b)	102,400	4,749
Todco, Class A	94,000	3,582
		14,602
Oil Marketing & Refining (1.6%)
Valero Energy Corp.	67,000	4,518
Oil-Integrated Companies (3.9%)
Hess Corp. (c)	102,000	5,396
Occidental Petroleum Corp.	52,000	5,603
		10,999
Oilfield Services & Equipment (0.8%)
Helix Energy Solutions Group, Inc. (b) (c)	60,000	2,339

2

Paint, Varnishes, Enamels (1.1%)
Sherwin-Williams Co.	58,500	2,960
Pharmaceuticals (1.7%)
AmerisourceBergen Corp.	110,000	4,730
Pipelines (2.1%)
National Fuel Gas Co. (c)	160,000	5,942
Poultry (1.2%)
Pilgrim’s Pride Corp. (c)	134,000	3,425
Primary Metal & Mineral Production (2.9%)
Freeport-McMoRan Copper & Gold, Inc., Class B (c)	65,000	3,546
Phelps Dodge Corp. (c)	53,000	4,629
		8,175
Railroads (1.1%)
Burlington Northern/Santa Fe Corp.	44,000	3,032
Real Estate Investment Trusts (4.6%)
AMB Property Corp.	71,000	3,723
Annaly Capital Management, Inc. (c)	331,000	4,240
CBL & Associates Properties, Inc. (c)	64,000	2,506
Equity Residential Properties Trust	51,300	2,386
		12,855
Restaurants (1.4%)
Yum! Brands, Inc.	86,500	3,893
Retail - Discount (1.3%)
Dollar Tree Stores, Inc. (b)	132,000	3,511
Retail-Specialty Stores (1.2%)
Barnes & Noble, Inc. (c)	101,500	3,402
Semiconductors (1.5%)
Freescale Semiconductor, Inc., Class B (b)	151,000	4,307
Software & Computer Services (2.7%)
Sybase, Inc. (b)	175,500	3,694
Synopsys, Inc. (b)	208,000	3,723
		7,417
Steel (1.3%)
Nucor Corp. (c)	66,000	3,509
Telecommunications-Services & Equipment (1.8%)
Amdocs Ltd. (b)	94,500	3,428
Harris Corp.	34,000	1,549
		4,977
Tools & Hardware Manufacturing (0.7%)
Black & Decker Corp. (c)	27,000	1,904
Transportation Services (1.5%)
Con-way, Inc.	85,500	4,231
Utilities-Electric (2.2%)
Exelon Corp. (c)	54,700	3,167
Great Plains Energy, Inc. (c)	103,000	3,021
		6,188
Utilities-Natural Gas (1.6%)
Sempra Energy (c)	93,000	4,488
Utilities-Telecommunications (0.8%)
CenturyTel, Inc. (c)	55,000	2,121
Total Common Stocks (Cost $184,059)		262,835

3

Short-Term Securities Held as Collateral for Securities Lending (32.2%)
Pool of various securities for Victory Funds – footnote (i) (Securities Lending)	90,160	90,160
Total Short-Term Securities Held as Collateral for Securities Lending		90,160
Total Investments (Cost $291,099) (a) - 132.3%		369,875
Liabilities in excess of other assets - (32.3)%		(90,338)
NET ASSETS - 100.0%		$279,537

See notes to schedules of portfolio investments.

4

The Victory Portfolios

Victory Federal Money Market Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
U.S. Government Agencies (26.8%)
Federal Farm Credit Bank (1.9%)
5.16%*, 8/9/06	$25,000	$25,000
5.00%, 3/29/07 (h)	5,000	4,994
		29,994
Federal Home Loan Bank (23.6%)
4.02%, 8/1/06	15,000	15,000
4.73%*, 8/1/06	25,000	25,000
3.25%, 8/11/06	50,000	49,979
5.32%, 9/29/06	25,000	24,782
4.31%, 10/6/06	15,000	15,000
3.00%, 10/19/06	9,500	9,466
4.35%, 10/30/06, Callable 10/3/06 @ 100	15,000	15,000
4.50%, 11/3/06, Callable 10/13/06 @ 100	20,000	19,998
4.75%*, 11/3/06, Callable 8/3/06 @ 100	8,100	8,098
3.50%, 1/18/07, Callable 10/18/06 @ 100	10,000	9,946
3.50%, 1/18/07	10,000	9,946
4.89%, 3/5/07, Callable 8/9/06 @ 100	30,000	29,943
2.63%, 4/9/07, Callable 10/9/06 @ 100 (h)	9,000	8,839
5.50%*, 7/5/07, Callable 10/5/06 @ 100	25,000	25,000
5.29%*, 7/30/07 (h)	50,000	49,995
5.31%*, 8/1/07 (g)	50,000	50,000

		365,992
Federal Home Loan Mortgage Corp. (1.0%)
4.13%, 9/27/06, MTN	15,000	15,000
Federal National Mortgage Association (0.3%)
5.34%, 1/3/07	5,268	5,147
Total U.S. Government Agencies (Amortized Cost $416,133)		416,133

Repurchase Agreements (76.2%)
Bear Stearns & Co., 5.28%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $350,051 collateralized by $357,004 U.S. Government securities, 4.00%-7.50%, 9/1/10-8/1/36, market value $355,312)	350,000	350,000

Deutsche Bank Securities, Inc., 5.28%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $200,029 collateralized by $204,000 U.S. Government securities, 4.14%-5.53%, 10/1/19-3/1/36, market value $203,101)	200,000	200,000

Greenwich Partners LLC, 5.29%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $350,051 collateralized by $357,001 U.S. Government security, 4.88%, 5/31/11, market value $354,118)	350,000	350,000

UBS Warburg LLC, 5.28%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $283,542 collateralized by $289,170 U.S. Government securities, 0.00%, 7/1/33-1/1/36, market value $289,170)	283,500	283,500

Total Repurchase Agreements (Amortized Cost $1,183,500)		1,183,500

Total Investments (Amortized Cost $1,599,633) (a) - 103.0%		1,599,633
Liabilities in excess of other assets - (3.0%)		(47,301)
NET ASSETS - 100.0%		$1,552,332

See notes to schedules of portfolio investments.

The Victory Portfolios

Financial Reserves Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value

Certificates of Deposit (15.7%)
Bank of New York, 4.41%, 10/5/06	$6,000	$6,000
Branch Banking & Trust, 5.27%, 8/8/06	9,000	9,000
Credit Suisse First Boston NY, 5.21%, 3/29/07	4,000	4,000
Dexia Bank NY, 4.91%, 11/8/06 (h)	6,000	6,000
HBOS Treasury Services NY, 4.28%, 9/29/06	4,000	4,000
National City Bank, 4.97%, 2/28/07	4,000	4,000
Rabobank Nederlands NY, 5.13%, 3/13/07	7,000	6,977
Royal Bank of Scotland NY, 4.75%, 12/8/06	6,000	6,000
Toronto Dominion Bank, 4.01%, 8/15/06	4,000	4,000
Wells Fargo Bank, 5.28%, 8/3/06	10,000	10,000
Wells Fargo Bank, 5.01%, 2/15/07	8,000	8,000
Total Certificates of Deposit (Amortized Cost $67,977)		67,977

Commercial Paper (22.9%)
Amstel Funding Corp., 5.28%, 8/7/06 (d)	20,000	19,982
Atlas Capital Funding Corp., 5.37%, 2/16/07 (d)	10,000	9,999
Blue Bell Funding Corp, 5.28%, 8/4/06 (d)	20,000	19,992
Brown-Forman Corp., 5.27%, 8/10/06 (d)	7,450	7,440
Chesham Finance LLC, 5.30%, 8/1/06 (d)	19,000	19,000
Kitty Hawk Funding Corp., 5.28%, 8/10/06 (d)	10,000	9,987
Salvation Army, 5.27%, 8/28/06 (h)	5,500	5,500
Salvation Army, 5.45%, 8/28/06	3,300	3,300
Salvation Army, 5.50%, 9/8/06, LOC Bank of America	4,305	4,305
Total Commercial Paper (Amortized Cost $99,505)		99,505

Corporate Bonds (37.7%)
Antsam Co. Macali’s Delux Super Markets, Inc., 5.50%*, 7/1/22, LOC Banc One Capital Markets	3,260	3,260
Atlas Capital Funding Corp., 5.31%*, 8/4/06, MTN (d)	10,000	10,000
Atlas Capital Funding Corp., 5.36%*, 7/10/07, MTN (d) (g)	10,000	10,000
BF FT Myers/BF South, Inc., 5.40%*, 11/1/17, LOC Fifth Third Bank	2,700	2,700
BP Capital Markets PLC., 2.63%, 3/15/07	2,836	2,789

Burgess & Niple, 5.40%*, 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 5.45%*, 9/1/29	2,760	2,760
Cheyne Finance LLC, 5.35%*, 5/25/07, MTN (d)	15,000	14,996
Cincinnati Hills Christian Academy, Inc., 5.40%*, 4/1/22, LOC Fifth Third Bank	4,865	4,865
CIT Group, Inc., 7.38%, 4/2/07	3,415	3,453
Fort Mitchell Station Partners, Ltd., 5.40%*, 2/1/22, LOC Fifth Third Bank (d)	2,135	2,135
Goldman Sachs Group LP, 7.20%, 3/1/07, MTN (d)	1,000	1,013
Goldman Sachs Group, Inc, 5.34%*, 8/18/06, MTN	20,000	20,002
Harrier Finance Funding LLC, 5.34%*, 1/12/07, MTN (d)	20,000	19,998
HSBC Finance Corp., 5.54%*, 10/27/06, MTN	10,000	10,002
JL Capital One LLC, Series 2002, 5.49%*, 11/1/12, LOC Old National Bank & Wells Fargo	2,300	2,300
John E. Staten Properties, 5.40%*, 10/1/21, LOC National City Bank	3,090	3,090
Maruga, Series 1999b, 5.50%*, 9/1/16, LOC Firstar Bank	1,030	1,030
Medilucent Mob I Part, 5.35%*, 8/1/30, LOC National City Bank	3,000	3,000
Merck & Co., Inc., 4.52%*, 2/22/07 (d)	4,000	3,974
New Tristate Ventures, 5.35%*, 5/1/26	4,000	4,000
Newport Investment Co. LLC, 5.40%*, 12/1/22	3,045	3,045
QC Reprographics, Inc., 5.45%*, 2/1/21, LOC Firstar Bank	1,710	1,710
Redbank Professional Office Building, 5.40%*, 5/1/21, LOC Firstar Bank	2,785	2,785
SeaRiver Maritime, Inc., 5.29%*, 10/1/11	12,400	12,400
SGM Funding Corp., 5.40%*, 7/1/16, LOC Firstar Bank	1,255	1,255
SGM Funding Corp., 5.40%*, 6/1/22, LOC Firstar Bank	3,235	3,235
Sharp Electronics, 5.40%*, 12/1/12, LOC Fifth Third Bank	2,285	2,285
Wagner Moving & Storage, 5.40%*, 7/1/22, LOC Fifth Third Bank	2,000	2,000
Wal-Mart Stores, 5.45%, 8/1/06	4,715	4,715
Wright Brothers, Inc, 5.40%*, 11/1/12	2,100	2,100
Total Corporate Bonds (Amortized Cost $163,322)		163,322

Repurchase Agreements (25.1%)
Bear Stearns & Co., 5.28%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $100,015 collateralized by $102,003 U.S. Government securities, 4.00%-7.50%, 12/1/09-8/1/36, market value $101,589)	100,000	100,000
UBS Warburg, 5.27%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $9,101 collateralized by $9,282 U.S. Government security, 0.00%, 4/15/18, market value $9,282)	9,100	9,100
Total Repurchase Agreements (Amortized Cost $109,100)		109,100

Taxable Municipal Bonds (0.9%)

New Mexico (0.3%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 5.39%*, 11/1/22, LOC Wells Fargo Bank	1,800	1,800

New York (0.3%)
State Housing Finance Agency Revenue, 5.31%*, 5/15/31, FNMA	1,220	1,220

Texas (0.3%)
Splendora Higher Education Facilities Corp., Series B, 5.39%*, 12/1/26, LOC Wells Fargo Bank	1,090	1,090

Total Taxable Municipal Bonds (Amortized Cost $4,110)		4,110

U.S. Government Agencies (1.9%)

Federal Home Loan Bank (1.0%)
3.85%, 8/4/06	4,105	4,104
4.89%, 3/5/07, Callable 8/9/06 @ 100	4,000	3,997
Total U.S. Government Agencies (Amortized Cost $8,101)		8,101

Total Investments (Amortized Cost $452,115) (a) - 104.2%		452,115
Liabilities in excess of other assets - (4.2)%		(18,230)
NET ASSETS - 100.0%		$433,885

See notes to schedules of portfolio investments.

The Victory Portfolios

Focused Growth Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (6.4%)
HSBC Finance Corp., 5.28%, 8/1/06	$183	$183
Total Commercial Paper (Cost $183)		183

Common Stocks (89.8%)
Brokerage Services (7.7%)
Merrill Lynch & Co., Inc.	2,050	150
optionsXpress Holdings, Inc.	2,650	69
		219
Chemicals-General (5.9%)
Monsanto Co.	3,900	168
Coal (3.2%)
Peabody Energy Corp.	1,850	92
Computers & Peripherals (7.3%)
Apple Computer, Inc. (b)	2,135	145
EMC Corp. (b)	6,320	64
		209
Financial Services (4.5%)
Chicago Mercantile Exchange Holdings, Inc.	275	127
Health Care (3.4%)
WellPoint, Inc. (b)	1,300	97
Internet Business Services (4.2%)
Google Inc., Class A (b)	310	120
Manufacturing-Miscellaneous (3.2%)
Textron, Inc.	1,000	90
Oilfield Services & Equipment (5.4%)
National Oilwell Varco, Inc. (b)	2,300	154
Pharmaceuticals (19.4%)
Allergan, Inc.	1,450	156
Celgene Corp. (b)	4,800	230
Cephalon, Inc. (b)	1,350	89
Teva Pharmaceutical Industries Ltd.	2,400	79
		554
Real Estate Services (5.0%)
CB Richard Ellis Group, Inc., Class A (b)	6,100	144
Restaurants (2.5%)
Starbucks Corp. (b)	2,100	72
Retail - Apparel/Shoe (1.2%)
Urban Outfitters, Inc. (b)	2,320	34
Retail-Drug Stores (4.9%)
CVS Corp.	4,250	139

1

Semiconductors (4.4%)
MEMC Electronic Materials, Inc. (b)	2,000	61
Texas Instruments, Inc.	2,200	65
		126
Software & Computer Services (3.0%)
Adobe Systems, Inc. (b)	3,025	86
Telecommunications (2.6%)
America Movil S.A. de C.V., ADR	2,100	75
Telecommunications-Services & Equipment (2.0%)
Corning, Inc. (b)	3,000	57
Total Common Stocks (Cost $2,331)		2,563

Total Investments (Cost $2,514) (a) – 96.2%		2,746
Other assets in excess of liabilities – 3.8%		107
NET ASSETS – 100.0%		$2,853

See notes to schedules of portfolio investments.

2

The Victory Portfolios

Fund for Income

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Government National Mortgage Association (91.1%)
Multi-family (43.9%)
Collateralized Mortgage Obligations (28.6%)
Government National Mortgage Assoc., Series 1999-1, Class Z, 6.50%, 1/20/29	$7,105	$7,254
Government National Mortgage Assoc., Series 2003-108, Class BH, 7.50%, 2/16/34	11,949	12,828
Government National Mortgage Assoc., Series 2003-22, Class AH, 8.00%, 6/16/21	5,883	6,049
Government National Mortgage Assoc., Series 2003-36, Class B, 7.50%, 2/16/31	16,388	17,206
Government National Mortgage Assoc., Series 2003-47, Class B, 8.00%, 10/16/27	9,672	10,246
Government National Mortgage Assoc., Series 2003-59, Class B, 7.50%, 7/16/18	11,698	12,018
Government National Mortgage Assoc., Series 2003-87, Class BH, 7.50%, 8/16/32	19,209	20,601
		86,202
Pass-throughs (15.3%)
6.50%, 3/20/34 - 4/20/34	12,774	12,975
7.13%, 6/15/38	6,069	6,589
7.48%, 2/15/41	1,533	1,604
7.71%, 8/15/43	1,801	1,931
7.75%, 9/15/29 - 11/15/38	5,116	5,289
7.88%, 7/15/21 - 7/15/27	4,615	4,715
7.92%, 7/15/23	722	750
7.95%, 4/15/25	420	436
8.00%, 7/15/24 - 8/15/31	4,165	4,353
8.13%, 7/15/38 - 6/15/41	5,332	5,486
8.25%, 4/15/27 - 10/15/31	1,435	1,463
8.60%, 5/15/27	557	583
		46,174
		132,376
Single Family (47.2%)
Collateralized Mortgage Obligations (0.7%)
Government National Mortgage Assoc., Series 1999-22, Class VB, 7.00%, 11/20/14	469	469
Government National Mortgage Assoc., Series 1997-2, Class E, 7.50%, 2/20/27	67	70
Government National Mortgage Assoc., Series 2000-9, Class PB, 7.50%, 6/16/26	1,614	1,620

1

Government National Mortgage Assoc., Series 1995-4, Class CQ, 8.00%, 6/20/25	16	17
		2,176
Pass-throughs (46.5%)
6.00%, 9/15/33	5,432	5,442
6.50%, 11/15/23 - 9/15/34	27,572	28,107
7.00%, 4/15/16 - 11/20/35	33,753	34,792
7.29%, 12/20/21 - 11/20/22	602	619
7.50%, 8/15/10 - 8/15/33	13,773	14,340
7.60%, 2/20/22	244	254
7.65%, 10/20/21 - 7/20/22	588	612
7.75%, 8/20/20 - 1/20/21	543	569
7.95%, 7/20/20	730	764
8.00%, 10/15/06 - 5/20/32	21,780	23,011
8.15%, 3/15/19 - 4/15/20	173	184
8.25%, 4/20/20 - 1/15/30	353	376
8.50%, 3/15/15 - 7/15/30	16,963	18,162
8.75%, 3/20/17	50	53
8.85%, 5/15/18 - 12/15/18	1,250	1,335
9.00%, 9/15/06 - 6/20/30	10,281	11,021
9.50%, 12/15/09 - 6/15/21	205	217
10.00%, 5/15/12 - 6/15/21	122	133
		139,991
		142,167
Total Government National Mortgage Association (Cost $284,831)		274,543

U.S. Treasury Obligations (8.2%)
U.S. Treasury Bills (2.5%)
0.00%, 9/14/06	7,574	7,530
U.S. Treasury Bonds (5.7%)
10.38%, 11/15/12	11,800	12,575
11.25%, 2/15/15	3,155	4,518
		17,093
Total U.S. Treasury Obligations (Cost $24,885)		24,623

Investment Companies (0.2%)
Federated U.S. Treasury Cash Reserve Fund	717,440	717
Total Investment Companies (Cost $717)		717

Total Investments (Cost $310,433) (a) - 99.5%		299,883
Other assets in excess of liabilities - 0.5%		1,634
NET ASSETS - 100.0%		$301,517

See notes to schedules of portfolio investments.

2

The Victory Portfolios

Gradison Government Reserves Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
U.S. Government Agencies (103.3%)
Federal Farm Credit Bank (21.3%)
5.05%, 8/1/06	$54,420	$54,420
5.16%, 8/2/06	19,000	18,997
5.16%*, 8/9/06	25,000	25,000
5.26%*, 8/9/06	100,000	99,999
5.18%, 8/21/06	18,500	18,447
5.16%, 8/25/06	29,000	28,900
5.18%, 8/28/06	25,124	25,026
5.28%*, 9/1/06	20,000	20,001
5.27%*, 1/3/07	6,000	6,001
5.00%, 3/29/07	4,830	4,825
		301,616
Federal Home Loan Bank (82.0%)
4.02%, 8/1/06	15,000	15,000
4.73%*, 8/1/06	35,000	35,000
5.04%*, 8/2/06	57,000	57,000
3.25%, 8/11/06	37,705	37,689
5.16%, 8/11/06	100,000	99,857
5.21%, 8/18/06	120,000	119,705
5.28%*, 8/21/06	52,000	52,000
5.21%, 8/23/06	257,562	256,741
5.00%, 8/25/06	75,000	74,750
4.13%, 9/1/06	10,400	10,400
5.32%, 9/29/06	25,000	24,782
4.31%, 10/6/06	15,000	15,000
3.00%, 10/19/06	9,365	9,332
3.02%, 10/27/06	6,175	6,139
3.06%, 10/27/06	12,500	12,428
4.75%*, 10/27/06	5,000	4,998
4.35%, 10/30/06, Callable 10/3/06 @ 100	15,000	15,000
4.50%, 11/3/06, Callable 10/13/06 @ 100	20,000	19,998
4.75%*, 11/3/06, Callable 8/3/06 @ 100	8,100	8,098
5.19%*, 12/13/06	48,000	47,996
3.50%, 1/18/07	10,000	9,946
3.50%, 1/18/07, Callable 10/18/06 @ 100	5,000	4,973
4.89%, 3/5/07, Callable 8/9/06 @ 100	20,000	19,963
3.00%, 4/26/07, Continuously Callable @ 100	7,000	6,885
5.13%*, 6/8/07	75,000	74,977
5.50%*, 7/5/07, Callable 10/5/06 @ 100	25,000	25,000
5.29%*, 7/30/07	50,000	49,995
5.25%*, 8/1/07	50,000	50,000
		1,163,652
Total U.S. Government Agencies (Amortized Cost $1,465,268)		1,465,268

Total Investments (Amortized Cost $1,465,268) (a) - 103.3%	1,465,268
Liabilities in excess of other assets - (3.3%)	(46,123)
NET ASSETS - 100.0%	$1,419,145

See notes to schedules of portfolio investments.

The Victory Portfolios

Institutional Money Market Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
Certificates of Deposit (18.9%)
Bank of New York, 4.41%, 10/5/06	$17,000	$17,000
Branch Banking & Trust, 5.27%, 8/8/06	50,000	50,001
Comerica Bank, 5.49%, 1/22/07 (h)	21,000	20,998
Credit Suisse First Boston NY, 5.21%, 3/29/07	13,000	13,000
Deutsche Bank AG NY, 3.84%*, 3/15/07	12,000	11,959
Dexia Bank NY, 4.91%, 11/8/06	20,000	20,000
HBOS Treasury Services NY, 4.28%, 9/29/06	14,000	14,000
National City Bank, 4.97%, 2/28/07	13,000	13,001
Rabobank Nederlands NY, 5.51%, 12/29/06	25,000	24,994
Royal Bank of Scotland NY, 4.75%, 12/8/06	18,000	18,001
Toronto Dominion Bank, 4.01%, 8/15/06	14,000	14,000
Wells Fargo Bank, 5.28%, 8/3/06	40,000	40,000
Wells Fargo Bank, 5.01%, 2/15/07	12,000	12,000
Total Certificates of Deposit (Amortized Cost $268,954)		268,954

Collateralized Mortgage Obligations (0.9%)
Federal Home Loan Mortgage Corp.,	12,906	12,906
Multifamily Certificates, Series M006, Class A, 5.40%*, 10/15/45
Total Collateralized Mortgage Obligations (Amortized Cost $12,906)		12,906

Commercial Paper (35.6%)
Amstel Funding Corp., 5.28%, 8/7/06 (d)	61,500	61,446
Atlas Capital Funding Corp., 5.37%*, 2/16/07 (d)	15,000	14,999
Blue Bell Funding Corp, 5.28%, 8/4/06 (d)	65,000	64,972
Brown-Forman Corp., 5.27%, 8/3/06 (d)	13,500	13,496
Caterpillar, Inc., 5.26%, 8/8/06 (d)	27,200	27,172
Chesham Finance LLC, 5.30%, 8/1/06 (d)	70,000	70,001
Deutsche Bank Financial, Inc., 5.29%, 8/1/06	55,000	55,000
Edison Asset Securitization, 5.30%, 8/15/06 (d)	34,500	34,429
Mont Blanc Capital, 5.29%, 8/11/06 (d)	25,000	24,963
Mont Blanc Capital, 5.35%, 8/24/06 (d)	28,584	28,486
Old Line Funding LLC, 5.29%, 8/14/06 (d)	30,389	30,331
Old Line Funding LLC, 5.31%, 8/15/06 (d)	27,869	27,811

Stanfield Victoria Funding, 5.33%*, 8/11/06 (d)	10,000	10,000
Tango Finance Corp., 5.22%, 9/12/06 (d)	40,000	39,756
Toyota Motor Credit Corp., 5.35%, 4/13/07	5,000	4,811
Total Commercial Paper (Amortized Cost $507,673)		507,673

Corporate Bonds (34.2%)
Agra Enterprises LLC, 5.40%*, 9/1/34	3,250	3,250
American Honda Finance, 5.65%*, 1/16/07, MTN	17,000	17,013
Anomatic Corp., Series 2002, 5.40%*, 7/1/10, LOC Fifth Third Bank	5,195	5,195
Atlas Capital Funding Corp., 5.31%*, 8/4/06, MTN (d)	54,000	54,000
Atlas Capital Funding Corp., 5.36%*, 7/10/07, MTN (d) (g)	55,000	55,000
Carriage Inn/Bowerston, 5.40%*, 12/1/24	7,645	7,645
Caterpillar Financial Services Corp., 2.35%, 9/15/06, MTN	7,000	6,983
Cheyne Finance LLC, 5.35%*, 5/25/07, MTN (d) (h)	40,000	39,991
CIT Group, Inc., 5.38%*, 8/31/06, MTN	6,900	6,901
Coweta Summit Associates, 5.37%*, 7/1/28	6,000	6,000
D&H Enterprises of Ohio, Series 2005, 5.40%*, 12/1/30, LOC National City Bank	7,040	7,040
DAPSCO, Inc., 5.40%*, 2/1/15	3,200	3,200
Ellison Surface Technologies, Inc., Series 3A, 5.40%*, 8/1/23, LOC US Bank N.A.	3,095	3,095
Ellison Surface Technologies, Inc., Series 3B, 5.40%*, 8/1/23, LOC US Bank N.A.	3,030	3,030
Gardner Publications, Inc., Series 2000, 5.40%*, 10/1/10, LOC Fifth Third Bank	4,500	4,500
Glaxosmithkline Capital PLC, 2.38%*, 4/16/07	5,245	5,133
Goldman Sachs Group, Inc, 5.34%*, 8/18/06, MTN	60,000	60,006
Grasshopper Investments, 5.40%*, 9/1/24, LOC US Bank N.A. (d)	5,380	5,380
Harrier Finance Funding LLC, 5.34%*, 1/12/07, MTN (d)	40,000	39,996
Harrier Finance Funding LLC, 5.35%*, 5/25/07, MTN (d)	24,000	23,994
Heart Property, 5.40%*, 7/1/26, LOC National City Bank	6,635	6,635
HSBC Finance Corp., 5.54%*, 10/27/06, MTN	30,000	30,004
Jackson Tube Service, Inc., Series 2000, 5.40%*, 7/1/10, LOC Fifth Third Bank	2,600	2,600
Jemmak Funding Group LLC, 5.40%*, 10/1/24, LOC Fifth Third Bank	1,425	1,425

K2 (USA) LLC, 5.37%*, 2/16/07, MTN (d)	15,000	14,996
KDM Signs, Inc., 5.40%*, 12/1/46, LOC Fifth Third Bank	6,865	6,865
Louisiana Land & Water, 5.45%*, 6/1/27, LOC Regions Bank	4,900	4,900
Luken-Woodlawn LLC, 5.40%*, 2/1/18	2,845	2,845
RW Sidley, Inc., Series 2005, 5.40%*, 12/1/25, LOC Fifth Third Bank	4,800	4,800
Scott Street Land Co., Series 2000, 5.40%*, 1/3/22	6,495	6,495
SeaRiver Maritime, Inc., 5.29%*, 10/1/11	21,500	21,500
South Elgin Leasing, Inc., 5.43%*, 7/1/33, LOC First American Bank	9,460	9,460
Sprenger Enterprises, 5.35%*, 10/1/35, LOC JP Morgan Securities	6,800	6,800
Wise Plastics Tech, Inc., 5.39%*, 6/1/36	7,600	7,600
YMCA of Greater Cleveland, Series 2000, 5.40%*, 4/1/25	3,220	3,220
Total Corporate Bonds (Amortized Cost $487,497)		487,497

Repurchase Agreements (14.2%)
Bear Stearns & Co., 5.28%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $100,015 collateralized by $102,002 U.S. Government securities, 4.50%-8.00%, 5/1/20-8/1/36, market value $101,532)	100,000	100,000
Deutsche Bank Securities, Inc., 5.28%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $70,010 collateralized by $71,400 U.S. Government securities, 4.55%-6.50%, 7/1/17-4/15/36, market value $71,066)	70,000	70,000
UBS Warburg, 5.27%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $32,505 collateralized by $33,152 U.S. Government security, 0.00%, 4/15/18, market value $32,152)	32,500	32,500
Total Repurchase Agreements (Amortized Cost $202,500)		202,500

Taxable Municipal Bonds (1.8%)
Georgia (1.2%)
Municipal Gas Authority, Gas Revenue, Series A, 5.43%*, 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,560	10,560
Savannah College of Art & Design, Series 2004, 5.40%*, 4/1/24, LOC Bank of America N.A.	6,300	6,300
		16,860

Iowa (0.2%)
Woodbury County, Healthcare Revenue, 5.39%*, 12/1/14, LOC Wells Fargo Bank	3,400	3,400

Michigan (0.4%)
Waterford Township Economic Development Corp. Revenue, 5.40%*, 11/1/24, LOC Comerica Bank	5,780	5,780

Total Taxable Municipal Bonds (Amortized Cost $26,040)		26,040

U.S. Government Agencies (1.6%)
Federal Home Loan Bank (0.2%)
3.04%, 11/24/06, Callable 8/24/06 @ 100	3,000	2,984
Federal Home Loan Mortgage Corp. (1.2%)
5.25%, 5/23/07, Continuously Callable @ 100, MTN	16,146	16,139
Federal National Mortgage Assoc. (0.2%)
2.90%, 9/22/06	3,000	2,993
Total U.S. Government Agencies (Amortized Cost $22,116)		22,116

Total Investments (Amortized Cost $1,527,686) (a) - 107.2%		1,527,686
Liabilities in excess of other assets - (7.2)%		(102,939)
NET ASSETS - 100.0%		$1,424,747

See notes to schedules of portfolio investments.

The Victory Portfolios

National Municipal Bond Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Municipal Bonds (100.6%)
Alabama (4.8%)
Sheffield, Electric Revenue, 5.00%,
7/1/20, Callable 1/1/13 @ 100,
AMBAC	$680	$708
State University Revenue, General Tuition & Fee, 4.63%, 8/1/36, Callable 8/1/16 @ 100, XCLA (g)	2,500	2,439
		3,147
Arizona (0.8%)
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	536

California (13.6%)
Cabrillo Community College District,
GO, 5.25%, 8/1/17, Callable 8/1/14 @
100, MBIA	4,575	4,937
Health Facilities Financing Authority
Revenue, Kaiser Permanente, Series A,
5.25%, 4/1/39, Callable 4/1/16 @ 100	2,000	2,062
San Joaquin County Certificates of
Participation, General Hospital Project,
4.13%, 9/1/06, MBIA	1,000	1,000
Statewide Communities Development
Authority Revenue, John Muir Health,
Series A, 5.00%, 8/15/34, Callable
8/15/16 @ 100	1,000	1,016
		9,015
Florida (9.2%)
Brevard County Health Care Facilities
Revenue, Health First Project, 5.00%,
4/1/34, Callable 4/1/16 @ 100	2,000	2,019
Broward County Airport System
Revenue, Series K, 5.00%, 10/1/06,
FGIC	1,000	1,002
Highlands County Health Facilities
Authority Revenue, Adventist Health
Systems, Series C, 5.25%, 11/15/36,
Callable 11/15/16 @ 100	1,500	1,549
Pasco County Water and Sewer
Revenue, 5.00%, 10/1/06, FSA	1,500	1,504
		6,074
Hawaii (1.5%)
Maui County, GO, 5.00%, 9/1/06,
MBIA	1,000	1,001

Illinois (3.2%)
Health Facilities Authority Revenue,
Rockford Health Systems, 5.50%,
8/15/06, AMBAC	1,085	1,086
State Educational Facilities Authority
Revenue, Robert Morris College, 5.80%,
6/1/30, Callable 12/1/07 @ 100, MBIA	1,000	1,023
		2,109
Indiana (4.7%)
Health & Educational Facilities
Financing Authority Hospital Revenue,
Schneck Memorial Hospital Project,
Series A, 5.25%, 2/15/36, Callable
2/15/16 @ 100	750	771
Health & Educational Facilities
Financing Authority Hospital Revenue,
Schneck Mermorial Hospital Project,
Series A, 5.25%, 2/15/30, Callable
2/15/16 @ 100	1,000	1,035
Indianapolis Gas Utility Revenue,
Distribution Systems, Series A, 5.75%,
8/15/06, AMBAC	1,000	1,001
Northern Wells Community School
Building Corp. Revenue, 4.60%, 1/15/11,
FGIC	285	293
		3,100
Kansas (4.2%)
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 5.00%, 7/1/08 (g)	250	255
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 5.13%, 7/1/14 (g)	250	263
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 5.13%, 7/1/36,
Callable 7/1/16 @ 100 (g)	1,000	1,021
State Development Finance Authority
Revenue, Athletic Facilities, University of
Kansas, 5.00%, 6/1/20, Callable 6/1/14
@ 100	1,175	1,213
		2,752
Maine (2.3%)
Westbrook, GO, 5.75%, 10/1/19,
Callable 10/1/10 @ 101, AMBAC (h)	715	770
Westbrook, GO, 5.75%, 10/1/20,
Callable 10/1/10 @ 101, AMBAC	730	786
		1,556
Massachusetts (4.4%)
Pittsfield, GO, 5.50%, 4/15/15, Callable
4/15/12 @ 101, MBIA (h)	2,655	2,888

Michigan (5.7%)
Brandon School District, School
Building & Site, GO, 4.50%, 5/1/33,
Callable 5/1/16 @ 100, FSA	750	729
Municipal Bond Authority Revenue,
Local Government , Revenue Sharing,
Series G, 6.80%, 11/1/07, Callable
11/1/06 @ 100	240	242
State Hospital Finance Authority
Revenue, Henry Ford Health Systems,
Series A, 5.25%, 11/15/32, Callable 11/15/16 @100	1,255	1,301

State Hospital Finance Authority
Revenue, McLaren Health Care, Series C,
5.00%, 8/1/35	1,500	1,511
		3,783
Minnesota (8.0%)
Bemidji Health Care Facilities First
Mortgage Revenue, North County Health
Services, 5.00%, 9/1/17, Callable
9/1/16 @ 100	500	522
Bemidji Health Care Facilities First
Mortgage Revenue, North County Health
Services, 5.00%, 9/1/19, Callable
9/1/16 @ 100	1,110	1,149
Chaska Electric Revenue, Generating
Facilities, Series A, 5.25%, 10/1/20,
Callable 10/1/15 @ 100	1,000	1,052
Chaska Electric Revenue, Generating
Facilities, Series A, 5.00%, 10/1/30,
Callable 10/1/15 @ 100	500	507
State Higher Educational Facilities
Authority Revenue, St. John University,
Series 6-G, 5.00%, 10/1/22	1,000	1,040
State Higher Educational Facilities
Authority Revenue, University of St.
Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,026
		5,296
Missouri (2.0%)
Kearney Public Improvements, GO,
5.50%, 3/1/16, AMBAC (h)	1,000	1,063
St. Louis Municipal Finance Corp.,
Series A, Lease Revenue, 5.00%, 2/15/18,
Callable 2/15/12 @ 100, FGIC	250	259
		1,322
Nebraska (0.4%)
Omaha Metropolitan Utilities District
Water Revenue, Series A, 4.38%,
12/1/31, Callable 12/1/16 @ 100, FSA	250	238

New York (1.5%)
State Dormitory Authority, University of
Rochester, Series A, 5.00%, 7/1/23,
Callable 7/1/08 @ 101, MBIA (h)	1,000	1,026

North Carolina (1.2%)
East Carolina University, Series A,
Revenue, 5.25%, 11/1/21, AMBAC	750	790

Ohio (13.4%)
Hamilton County Sewer System
Improvements, Metropolitan Sewer
District, Series A, 5.75%, 12/1/25,
Callable 6/1/10 @ 101, MBIA	450	485
Harrison, GO, 5.45%, 12/1/10, FGIC	150	160
Harrison, GO, 5.90%, 12/1/18, Callable
12/1/10 @ 100, FGIC	250	271
Little Miami Local School District,
School Improvements, 5.00%, 12/1/34,
Callable 12/1/16 @ 100, FSA	1,500	1,554
McDonald School District, GO, 6.00%,
12/1/22, Callable 12/1/10 @ 100,
AMBAC	1,000	1,089

State Higher Educational Facilities
Revenue, College of Wooster Project,
4.00%, 9/1/06	250	250
State Higher Educational Facilities
Revenue, Mount Union College Project,
4.50%, 10/1/08	250	253
State Higher Educational Facilities
Revenue, Mount Union College Project,
5.25%, 10/1/26, Callable 10/1/16 @ 100	1,000	1,045
State Higher Educational Facilities
Revenue, Mount Union College Project,
5.00%, 10/1/31, Callable 10/1/16 @ 100	510	516
State Higher Educational Facilities
Revenue, Kenyon College Project, 5.00%,
7/1/41, Callable 7/1/16 @ 100 (g)	1,000	1,011
State Highway Capital Improvements,
Series F, GO, 5.25%, 5/1/11	1,000	1,064
State Major New Structure Revenue,
Series 2005-1, 4.50%, 12/15/06	1,200	1,204
		8,902
Pennsylvania (4.1%)
Erie School District, GO, 5.80%,
9/1/29, Callable 9/1/10 @ 100,
AMBAC	250	269
Montgomery County Higher Education
& Health Authority Revenue Health
Systems, Catholic Health East, Series C,
5.50%, 11/15/24, Callable 11/15/14 @100	1,000	1,060
Mountaintop Area Joint Sanitation
Authority, 5.65%, 12/15/30, Callable
12/15/10 @ 100, MBIA	250	268
Saint Mary Hospital Authority Health
Systems Revenue, Catholic Health East,
Series B, 5.50%, 11/15/24, Callable
11/15/14 @ 100	100	106
Saint Mary Hospital Authority Health
Systems Revenue, Catholic Health East,
Series B, 5.38%, 11/15/34, Callable
11/15/14 @ 100	1,000	1,039
		2,742
South Carolina (3.8%)
Piedmont Municipal Power Agency,
Electric Revenue, Sub Series B-6, 3.64%*,
1/1/31, MBIA, SPA Dexia Credit Local	2,000	2,000
University of South Carolina, Series A,
5.75%, 6/1/30, Callable 6/1/20 @ 100,
FGIC	500	534
		2,534
Texas (10.0%)
Austin Utility System Revenue, Series
A, 6.00%, 11/15/06, MBIA	1,000	1,007
Galena Park Independent School District,
GO, 5.50%, 8/15/13, Prerefunded 8/15/06
@ 100, PSF-GTD	1,390	1,391
Harris County, Criminal Justice Center,
GO, 5.63%, 10/1/23, FGIC	3,000	3,010

Houston Water & Sewer System
Revenue, JR Lien, Series A, 5.38%,
12/1/18, Prerefunded 12/1/06, FGIC	1,180	1,198
		6,606
Washington (1.8%)
Whitman County School District
Number 267, Pullman, GO, 5.63%,
12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,205
Total Municipal Bonds (Cost $65,336)		66,622

Investment Companies (5.2%)
Blackrock Liquidity Funds MuniFund	370,772	371
Merrill Lynch Institutional Tax Exempt
Fund	3,093,910	3,094

Total Investment Companies (Cost $3,465)		3,465

Total Investments (Cost $68,801) (a) - 105.8%		70,087
Liabilities in excess of other assets - (5.8)%		(3,836)
NET ASSETS - 100.0%		$66,251

See notes to schedules of portfolio investments.

The Victory Portfolios

Ohio Municipal Bond Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (100.3%)
General Obligations (66.8%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09	$220	$229
County, City & Special District (11.5%)
Butler County, 5.60%, 12/1/09, Callable 12/1/06 @ 101, AMBAC (h)	180	183
Cleveland, 5.75%, 8/1/12, MBIA	875	963
Columbus, 5.25%, 1/1/11	1,000	1,060
Columbus, Series A, 5.00%, 12/15/12	5,000	5,330
Columbus, Series B, 2.75%, 6/15/10	120	114
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	265
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	812
Summit County, Series R, 5.50%, 12/1/13, FGIC	250	275
Summit County, Series R, 5.50%, 12/1/16, FGIC	535	596
Summit County, Series R, 5.50%, 12/1/17, FGIC	930	1,042
Summit County, Series R, 5.50%, 12/1/18, FGIC	1,095	1,231
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,399
Warren County Special Assesment, 6.55%, 12/1/14	725	805
		14,075
Education (46.5%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC (h)	1,900	2,064
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,405
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	538
Brecksville-Broadview Heights City School District, 6.50%, 12/1/16, Callable 12/1/06 @ 102, FGIC	1,000	1,029
Brookville Local School District, 5.00%, 12/1/31, Callable 12/1/13 @ 100, FSA	1,000	1,026
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	539

1

Chillicothe City School District, 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,213
Chillicothe City School District, 5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,311
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,690
Chillicothe City School District, 5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	895
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,372
Delaware City School District, 5.25%, 12/1/06, FGIC	500	503
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	555
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,190
Field Local School District, 5.00%, 12/1/24, Callable 6/1/15 @ 100, AMBAC	1,290	1,345
Hamilton City School District Improvements, Series A, 5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,289
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	696
Hilliard School District, Series A, 4.63%, 12/1/28, Callable 12/1/16 @ 100, MBIA	120	120
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,608
Lake Local School District, Stark County, School Improvement, 5.00%, 12/1/25, Callable 6/1/15 @ 100, FSA	1,730	1,801
Lake Local School District, Wood County, 4.60%, 12/1/11, MBIA	450	467
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,676
Lima City School District, 5.20%, 12/1/06, AMBAC	255	256
Lima City School District, 5.00%, 12/1/07, AMBAC	405	411
Lima City School District, 5.00%, 12/1/08, AMBAC	400	411
Lima City School District, 6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33
Lima City School District, 6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,179
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	3,000	3,108

2

Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,232
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	248
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	644
Marysville Exempt Village School District, 6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	794
Minerva Local School District, 5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,503
Minerva Local School District, Classroom Facilities, 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,366
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	1,002
Nordonia Hills City School District, 5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,606
Nordonia Hills City School District, 5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,611
Pickerington Local School Distict, 4.38%, 12/1/28, Callable 12/1/16 @ 100, MBIA	1,000	962
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/19, FSA	445	241
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/20, FSA	145	75
Sidney City School District, 4.70%, 12/1/11, FGIC	200	208
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,148
Springfield City School District, 4.50%, 12/1/11, FGIC	500	516
Springfield City School District, 5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	527
State Common Schools, Series A, 4.50%, 9/15/23, Callable 3/15/15 @ 100	1,500	1,501
State Higher Education, Capital Facility, Series A, 5.25%, 2/1/09	230	238
State Higher Education, Series B, 4.25%, 11/1/11	550	561
Worthington City School District, 5.90%, 12/1/08, FGIC	1,945	2,038
Worthington City School District, 6.00%, 12/1/10, FGIC	2,175	2,365
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,487

3

Wyoming City School District, School Improvements, 5.00%, 12/1/23, Callable 12/1/15 @ 100, FSA	1,085	1,135
		56,738
Public Facilities (Convention, Sport, Public Buildings) (1.6%)
Fairview Park, Various Purposes, 5.00%, 12/1/30, Callable 12/1/15 @ 100, MBIA	1,000	1,037
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	674
Lorain County Justice Center, 4.25%, 12/1/12, FGIC	250	255
		1,966
Public Improvements (4.4%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101 (h)	510	549
Cincinnati, 5.00%, 12/1/09	2,455	2,549
Columbus, Series 1, 5.50%, 11/15/10	1,000	1,069
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,128
North Olmsted, Limited Tax, Capital Improvement, Series C, 4.25%, 12/1/16, AMBAC	75	76
		5,371
Transportation (1.3%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	500	526
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,103
		1,629
Utilities (Sewers, Telephone, Electric) (1.3%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15 (h)	335	397
Canton, Waterworks System, 5.75%, 12/1/10, Callable 12/1/06 @ 101, AMBAC	500	511
Huron County, Landfill Issue II, 5.40%, 12/1/07, MBIA	285	291
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	333
		1,532
		81,540
Revenue Bonds (33.5%)
Education (16.4%)
Bowling Green State University General Receipts, 4.80%, 6/1/10, FGIC	1,000	1,036
Cincinnati Technical College, 5.00%, 10/1/10, AMBAC	500	523
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	690
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,067
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,337

4

State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/12	400	423
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/13	250	265
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/17, Callable 11/15/13 @ 100	420	453
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/18, Callable 11/15/13 @ 100	335	361
State Higher Educational Facility Commission Revenue, University of Dayton 2003 Project, 4.25%, 12/1/36, FGIC (g)	500	507
State Higher Educational Facility Commission Revenue, University of Dayton 2006 Project, 4.70%, 12/1/36, Callable 12/1/16 @ 100 (g)	1,900	1,893
State Higher Educational Facility Commission Revenue, Xavier University Project, 6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA	500	519
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/08	350	351
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/11	300	300
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/12	300	299
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	632
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	4,480	4,623
State Higher Educational Facility Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100 (g)	1,000	1,011
State Special Obligation, Elementary & Secondary Education Facilities, Series A, 5.00%, 6/1/07, AMBAC	1,100	1,112
State Special Obligation, Elementary & Secondary Education Facilities, Series B, 5.00%, 12/1/06, FSA	1,550	1,557
Wright State University General Receipts, 5.00%, 5/1/21, Callable 5/1/14 @ 100, MBIA	1,000	1,044
		20,003
Hospitals, Nursing Homes & Health Care (5.3%)
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/15, FGIC	1,585	1,693
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,419

5

Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,592
Lucas County Hospital Revenue, 5.75%, 11/15/14, Prerefunded 11/15/06 @ 102, MBIA	1,785	1,829
		6,533
Housing (0.7%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 1/1/07 @ 100, MBIA FHA	845	846
Public Facilities (Convention, Sport, Public Buildings) (1.3%)
State Building Authority, Adult Correction Facilities, Series A, 5.50%, 10/1/10, FSA	1,500	1,595
Public Improvements (1.6%)
Franklin County Development, American Chemical Society Project, 5.00%, 10/1/06	1,350	1,352
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	646
		1,998
Transportation (1.0%)
State Infrastructure Revenue, 5.00%, 12/15/07	1,175	1,196
Utilities (Sewers, Telephone, Electric) (1.8%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	312
Akron Sewer System Revenue, 4.00%, 12/1/12, AMBAC	325	326
Cuyahoga County Utility System, Medical Center Co. Project, Series B, 5.85%, 8/15/10, Callable 8/15/06 @ 101, MBIA, AMT	1,500	1,517
		2,155
Utilities-Water (5.4%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,324
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC (h)	420	447
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	474
Clermont County Waterworks Revenue, Clermont County Sewer District, 4.25%, 8/1/12, AMBAC	1,450	1,481
Greene County Water System Revenue, Governmental Enterprise, 5.00%, 12/1/21, Callable 12/1/14 @ 100, FSA	1,000	1,045
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	683

6

Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/17, Callable 12/1/12 @ 101, FSA	430	454
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	747
		6,655
		40,981
Total Municipal Bonds (Cost $118,831)		122,521

Investment Companies (1.6%)
Blackrock Ohio Money Market	1,942,327	1,942
Total Investment Companies (Cost $1,942)		1,942

Total Investments (Cost $120,773) (a) - 101.9%		124,463
Liabilities in excess of other assets - (1.9)%		(2,280)
NET ASSETS - 100.0%		$122,183

See notes to schedules of portfolio investments.

7

The Victory Portfolios

Ohio Municipal Money Market Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Principal
	Amount	Value
Municipal Bonds (99.4%)
Indiana (0.1%)
Whiting Industrial Sewer & Solid Waste Disposal Revenue, Amoco Oil Co. Project, 3.72%*, 1/1/26, AMT	$380	$380
Ohio (99.3%)
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 3.67%*, 11/1/34, LOC Bank One N.A.	1,600	1,600
Archbold, GO, BAN, 3.50%, 8/10/06	1,790	1,790
Ashland Water Systems Improvement Notes, GO, 4.00%, 10/19/06	2,450	2,454
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 3.72%*, 6/1/32, LOC Wachovia Bank N.A.	15,300	15,300
Belmont County, Sanitation & Sewer Improvement, GO, BAN, 4.25%, 3/14/07	1,600	1,607
Blue Ash, GO, BAN, 3.75%, 11/14/06	1,500	1,500
Bowling Green, IDR, Lamson & Sessions Project, 3.72%*, 8/1/09, LOC Harris Trust & Savings Bank AMT	800	800
Butler County Revenue, Lakota Family YMCA, 3.68%*, 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 3.66%*, 6/1/35, LOC US Bank N.A.	150	150
Butler County, County Airport, GO, BAN, 4.75%, 9/21/06	1,000	1,001
Butler County, GO, BAN, Series C, 4.00%, 9/21/06	3,500	3,505
Butler County, GO, BAN, Series D, 4.00%, 10/12/06	4,365	4,373
Butler County, Health Care Facilities Revenue, 3.66%*, 9/1/22, LOC Fifth Third Bank	2,800	2,800
Butler County, Health Care Facilities Revenue, 3.67%*, 7/1/24, LOC U.S. Bank N.A.	3,750	3,750
Butler County, Hospital Facilities Revenue, 3.66%*, 11/1/17, LOC U.S. Bank N.A.	3,040	3,040
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.67%*, 12/1/21, LOC National City Bank	900	900

Centerville Health Care Revenue, Bethany Lutheran, 3.69%*, 11/1/13, LOC National City Bank	3,550	3,550
Cincinnati & Hamilton County Port Authority, EDR, Kenwood Office Association Project, 3.78%*, 9/1/25, LOC Fifth Third Bank	1,000	1,000
Clark County, GO, BAN, 3.65%, 11/28/06	3,900	3,902
Clermont County, IDR, Buriot International Income Project, 3.74%*, 6/1/17, LOC Lasalle Bank N.A., AMT	2,785	2,785
Cleveland Airport Systems Revenue, Series D, 3.69%*, 1/1/27, LOC Westdeutsche Landesbank AG AMT	12,240	12,240
Cleveland Waterworks Revenue, Series L, 3.62%*, 1/1/33, FGIC, SPA Westdeutshe Landesbank	3,300	3,300
Clinton County, Airport Facilities Revenue, 3.66%*, 6/1/11, LOC Wachovia Bank N.A.	11,800	11,800
Clinton Massie Local School District, GO, BAN, School Construction, 3.62%, 11/21/06	6,539	6,545
Columbus Regional Airport Authority Revenue, Capital Funding, OASBO Program, Series A, 3.66%*, 3/1/34, LOC U.S. Bank N.A.	10,050	10,050
Columbus Regional Airport Authority Revenue, Capital Funding, Pooled Financing Program, Series A, 3.66%*, 1/1/30, LOC U.S. Bank N.A.	3,500	3,500
Columbus Sewer Revenue, 3.64%*, 6/1/11, Liquidity Support Provided By City of Columbus	3,900	3,900
Columbus, GO, Series 1, 3.61%*, 6/1/16, SPA Westdeutsche Landesbank	1,700	1,700
Columbus, GO, Series 1, 3.61%*, 12/1/17, SPA Westdeutsche Landesbank AG	400	400
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.83%*, 9/1/20, LOC Bank One N.A.	2,330	2,330
Coshocton County, Memorial Hospital Project Revenue, 3.83%*, 3/1/17, LOC Bank One Columbus N.A.	2,300	2,300
Cuyahoga County, Continuing Care Facilities Revenue, 3.64%*, 2/1/29, LOC LaSalle National Bank	11,500	11,500
Cuyahoga County, Health Care Facilites Revenue, Devon Oaks Project, 3.65%*, 2/1/34, LOC ABN AMRO Bank	6,250	6,250
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 3.71%*, 11/1/23, LOC Fifth Third Bank	2,400	2,400

Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.67%*, 11/1/30, LOC National City Bank	1,135	1,135
Cuyahoga County, IDR, Horizon Activities Centers Project, 3.77%*, 7/1/25, LOC U.S.Bank N.A.	935	935
Cuyahoga County, IDR, Landerhaven Executive Project, 3.86%*, 12/1/08, LOC U.S. Bank N.A. AMT	1,245	1,245
Cuyahoga County, IDR, Progressive Plastics Project, 4.03%*, 11/1/13, LOC Bank One Columbus N.A. AMT	685	685
Cuyahoga County, IDR, Watt Printing Co. Project, 3.82%*, 4/1/16, LOC National City Bank AMT	1,530	1,530
Deerfield Township, GO, BAN, 3.40%, 11/30/06	3,210	3,210
Eastlake, IDR, Astro Model Development Project, 3.88%*, 9/1/16, LOC National City Bank AMT	1,315	1,315
Elyria, GO, BAN, 4.00%, 10/18/06	2,550	2,554
Englewood, IDR, YMCA Dayton Project, Series A, 3.83%*, 3/1/27, LOC Bank One N.A.	3,770	3,770
Erie County, Health Care Facilities Revenue, Series B, 3.69%*, 10/1/21, LOC Bank One N.A.	4,175	4,175
Erie County, Public Infrastructure Improvement, GO, BAN, 3.50%, 9/28/06	1,000	1,001
Franklin County, EDR, Columbus Electric Funded Project, 3.67%*, 4/1/21, LOC Bank One N.A.	1,420	1,420
Franklin County, Health Care Facilities Revenue, 3.77%*, 11/1/19, LOC National City Bank	1,835	1,835
Franklin County, Health Care Facilities Revenue, Friendship Village Dublin, Series B, 3.64%*, 11/1/34, LOC Lasalle National Bank N.A.	4,000	4,000
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 3.76%*, 12/1/14, SPA Bank One Columbus N.A.	6,800	6,800
Franklin County, Hospital Revenue, Facilities OhioHealth Corp., 3.62%*, 5/1/41, AMBAC, SPA Landesbank Hessen	10,800	10,800
Franklin County, Multifamily Revenue, Golf Pointe Apartments Project, Series A, 3.71%*, 1/1/34, LOC Lasalle National Bank N.A. AMT	2,785	2,785
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 3.74%*, 12/15/30, FNMA AMT	1,450	1,450
Geauga County, Health Care Facilities Revenue, Montefiore Housing Corp. Project, 3.71%*, 1/1/26, LOC Fifth Third Bank	5,220	5,220

Grove City, Multifamily Revenue, Regency Arms Apartments, 3.70%*, 6/15/30, FNMA AMT	7,900	7,900
Hamilton County Parking System Revenue, 3.64%*, 12/1/26, LOC U.S. Bank	8,820	8,820
Hamilton County, EDR, 3.69%*, 11/1/21, LOC Fifth Third Bank	8,200	8,200
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 3.71%*, 12/1/28, LOC PNC Bank Ohio N.A.	2,400	2,400
Hamilton County, EDR, Samuel W. Bell Home Project, 3.67%*, 4/1/22, LOC U.S. Bank N.A.	2,820	2,820
Hamilton County, Health Care Facilites Revenue, Sisters of Charity Senior Care, 3.71%*, 8/1/27, LOC Fifth Third Bank	4,035	4,035
Hamilton County, Health Care Facilities Revenue, Deaconess Long Term Care, Series A, 3.66%*, 5/15/30, LOC Lasalle Bank N.A.	2,170	2,170
Hamilton County, Health Care Facilities Revenue, Ronald McDonald House Project, 3.66%*, 5/1/15, LOC Fifth Third Bank	2,565	2,565
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 3.64%*, 5/15/28, LOC Chase Manhattan Bank	3,610	3,610
Hamilton County, Hospital Facilities Revenue, Elizabeth Gamble, Series A, 3.56%*, 6/1/27, LOC JP Morgan Chase Bank	2,320	2,320
Hamilton County, Hospital Revenue, Beechwood Home Project, 3.67%*, 7/1/22, LOC U.S. Bank N.A.	5,500	5,500
Hamilton Multifamily Housing Revenue, Affordable Housing, Series B, 3.66%*, 1/1/35, LOC Federal Home Loan Bank	1,920	1,920
Hamilton, BAN, Series A, 4.50%, 9/15/06	3,000	3,003
Hamilton, Multifamily Housing Revenue, Series A, 3.66%*, 1/1/30, LOC Bank One Indiana N.A.	6,622	6,622
Hamilton, Real Estate Acquisition, BAN, 3.85%, 9/15/06	1,370	1,370
Henry County, GO, BAN, 4.25%, 3/22/07	3,305	3,318
Highland Heights, Aberdeen Business, GO, BAN, 3.50%, 10/5/06	800	801
Hilliard, IDR, National Sign, 3.88%*, 12/1/19, LOC Bank One N.A. AMT	2,290	2,290
Huron County, IDR, American Baler Project, 3.74%*, 4/1/11, LOC Bank One Indianapolis AMT	800	800
Lakewood City School District, School Construction, GO, BAN, 3.50%, 9/14/06	6,000	6,003

Lakewood, Series B, GO, BAN, 4.50%, 10/12/06	2,050	2,054
Leipsic, IDR, Patrick Products, Inc. Project, 3.88%*, 6/1/11, LOC Bank One N.A. AMT	2,280	2,280
Licking County, Health Care Facilities Revenue, 3.64%*, 11/1/33, LOC Bank of Scotland	5,000	5,000
Lima Hospital Revenue, Lima Memorial Hospital Project, 3.71%*, 6/1/33, LOC Bank One N.A.	2,300	2,300
Lorain County, IDR, Malt Properties Ltd. Project, 3.80%*, 4/1/34, LOC Bank One N.A. AMT	5,084	5,084
Lucas County, IDR, American Capital	3,405	3,405
Lucas County, IDR, Lott Industries, Inc. Project, 3.72%*, 8/1/21, LOC National City Bank	3,760	3,760
Mahoning County, EDR, Family YMCA, St. Elizabeth, 3.72%*, 5/1/21, LOC National City Bank	2,600	2,600
Marion County, Hospital Revenue, Pooled Leasing Program, 3.66%*, 8/1/20, LOC Bank One N.A.	405	405
Mark Milford Hicksville Community Memorial Hospital, 3.66%*, 12/1/37, LOC Fifth Third Bank	2,000	2,000
Mentor, Street Improvement, GO, BAN, 4.00%, 10/1/06	2,500	2,503
Miami East Local School District, School Construction, GO, BAN, 4.13%, 6/7/07	2,000	2,005
Monroe County, Income Tax Corridor 75, 3.72%*, 12/1/18, LOC Bank of Montreal & Provident Bank	2,000	2,000
Montgomery County, EDR, Benjamin & Marian Project, Series A, 3.72%*, 4/1/11, LOC National City Bank	1,700	1,700
Montgomery County, EDR, Benjamin & Marian Project, Series B, 3.72%*, 8/1/16, LOC National City Bank	6,370	6,370
Montgomery County, Health Care Facilities Revenue, Kettering Affiliated Project, 3.71%*, 5/1/22, LOC Bank One N.A.	2,500	2,500
Montgomery County, IDR, Citywide Development Corp. Project, 3.88%*, 12/1/13, LOC Bank One Dayton N.A. AMT	1,540	1,540
Montgomery County, IDR, Town Centers Ltd. Partner Project, 4.10%*, 11/15/16, LOC National City Bank	1,740	1,740
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 3.70%*, 4/1/38, LOC Federal Home Loan Bank	4,125	4,125
Morrow County, Courthouse, GO, BAN, 4.25%, 1/23/07	1,000	1,003

North Baltimore Local School District, School Improvement, GO, BAN, 4.10%, 12/14/06	2,320	2,325
Ohio State University, General Receipts, 3.68%*, 12/1/26, FSA, SPA Dexia Bank	2,600	2,600
Olmsted Falls, Fire Station 05-2, GO, BAN, 3.35%, 10/19/06	1,900	1,901
Orrville, Electric System Improvement, GO, BAN, 3.32%, 9/21/06	800	800
Parma Heights, Street Improvement, BAN, 3.25%, 9/22/06	1,126	1,126
Parma, IDR, FDC Realty Project, 3.69%*, 12/1/19, LOC Bank One N.A. AMT	2,115	2,115
Paulding County Solid Waste Disposal Revenue, Lafarge Corp. Project, 3.69%*, 8/1/26, LOC Bayerische Landesbank	1,200	1,200
Penta County Career Center, TAN, 4.25%, 3/1/07	8,000	8,034
Perrysburg, GO, BAN, 3.65%, 11/9/06	1,510	1,512
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.83%*, 12/1/22, LOC Bank One N.A.	3,860	3,860
Reading, IDR, General Tool Co. Project, 3.77%*, 3/1/08, LOC Bank of Montreal & Provident Bank AMT	1,165	1,165
Sandusky, GO, BAN, 3.75%, 10/24/06	6,130	6,138
Sharonville, IDR, Edgecomb Metals Co. Project, 3.65%*, 11/1/09, LOC Wells Fargo Bank N.A.	900	900
Solon, IDR, JTM Products, Inc. Project, 3.77%*, 6/1/21, LOC National City Bank AMT	2,935	2,935
Springdale, GO, BAN, 3.50%, 10/12/06	1,250	1,251
State Air Quality Development Authority Revenue, AK Steel, Series A, 3.75%*, 6/1/24, LOC ABN AMRO Bank AMT	9,000	9,000
State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison, Series C, 3.65%*, 6/1/23, LOC Wachovia Bank N.A.	700	700
State Building Authority, Correctional Facilities, Series A, 6.00%, 10/1/06	2,000	2,010
State Common Schools, Series B, 3.62%*, 6/15/26	10,000	10,000
State EDR, YMCA Greater Cincinnati Project, 3.68%*, 11/1/21, LOC Bank One N.A.	3,220	3,220
State Higher Educational Facility Commission Revenue, Malone College, 3.72%*, 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility Commission Revenue, Pooled Financing, 3.71%*, 12/1/16, LOC Fifth Third Bank	1,260	1,260

State Higher Educational Facility Commission Revenue, Wilmington College, 3.83%*, 10/1/11, LOC Fifth Third Bank	1,500	1,500
State Housing Finance Agency Revenue, Residential Mortgage, 3.70%*, 9/1/35, SPA FHLB AMT	2,200	2,200
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, Series B2, 3.70%*, 9/1/35, FHA, SPA FHLB	7,250	7,250
State Housing Finance Agency, Multifamily Revenue, Chambrel at Montrose, Series F, 3.65%*, 11/15/32, FNMA	11,451	11,451
State Solid Waste Revenue, BP Chemical, Inc. Project, 3.69%*, 8/1/34, AMT	100	100
State Solid Waste Revenue, BP Exploration & Oil Project, 3.69%*, 8/1/34, AMT	4,180	4,180
State Solid Waste Revenue, BP Exploration & Oil Project, 3.69%*, 8/1/34, AMT	8,995	8,995
State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, 3.68%*, 5/15/19, LOC Barclays Bank PLC	1,500	1,500
Summit County Revenue, Neighborhood Development Corp., 3.77%*, 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Arlington Plaza Project, 3.65%*, 9/1/15, LOC U.S. Bancorp	1,545	1,545
Summit County, IDR, Atlas Steel Project, 3.82%*, 6/1/10, LOC National City Bank AMT	1,625	1,625
Summit County, IDR, Delco Corp. Project, 3.87%*, 6/1/16, LOC National City Bank AMT	350	350
Summit County, IDR, Fiocca, Inc. Project, 3.77%*, 6/1/16, LOC Fifth Third Bank AMT	1,435	1,435
Summit County, IDR, VMS Development Project, 3.77%*, 7/1/18, LOC National City Bank AMT	2,125	2,125
Toledo-Lucas County, 3.71%*, 12/1/06, LOC Wachovia Bank N.A.	2,800	2,800
Toledo-Lucas County Port Authority, EDR, St. Francis DeSales High School, 3.66%*, 8/1/25, LOC Fifth Third Bank	6,000	6,000
Toledo-Lucas County Port Authority, Series C, 3.64%*, 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	3,450	3,450
Trumbull County, IDR, 4.03%*, 10/1/19, LOC Bank One Columbus N.A. AMT	2,295	2,295

University of Akron General Receipts, 3.64%*, 1/1/29, FGIC, SPA Dexia Credit Local	6,550	6,550
University of Cincinnati, General Receipts, Series B, 3.64%*, 6/1/31, AMBAC, SPA Bayerische Landesbank	8,550	8,550
Upper Arlington City School District, Energy Conservation Notes, GO, 3.71%, 11/2/06	1,230	1,231
Upper Arlington, GO, BAN, 4.00%, 1/8/07	3,072	3,081
Van Wert County, IDR, Kennedy Manufacturing Co., 3.88%*, 11/1/17, LOC Bank One N.A. AMT	750	750
Warren County, IDR, Lindsey Steel Processing, 3.77%*, 8/1/07, LOC U.S. Bank N.A. AMT	890	890
Washington County, Hospital Revenue, Marietta Area Health, 3.66%*, 12/1/26, LOC Fifth Third Bank	4,470	4,470
Wayne County, Health Care Facilities Revenue, West View Manor Project, 3.69%*, 9/1/21, LOC Fifth Third Bank	4,015	4,015
Westlake, IDR, Logan Westlake Project, 3.82%*, 6/1/16, LOC Fifth Third Bank AMT	1,050	1,050
Wood County, IDR, Jerl Machine Project, 3.73%*, 9/1/16, LOC Fifth Third Bank AMT	770	770
Woodlawn, EDR, Goodwill Industrial Project, 3.67%*, 10/1/20, LOC U.S. Bank N.A.	5,370	5,370
Woodlawn, EDR, Goodwill Industrial Project, 3.67%*, 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties LLC Project, 3.77%*, 6/1/08, LOC The Provident Bank and Bank of Montreal AMT	495	495
		492,903
Total Municipal Bonds (Amortized Cost $493,283)		493,283

Total Investments (Amortized Cost $493,283) (a) - 99.4%		493,283
Other assets in excess of liabilities - 0.6%		2,898
NET ASSETS – 100.0%		$496,181

See notes to schedules of portfolio investments.

The Victory Portfolios

Prime Obligations Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal Amount	Value
Certificates of Deposit (21.9%)
Bank of New York, 4.41%, 10/5/06	$15,000	$15,000
Branch Banking & Trust, 5.27%, 8/8/06	41,000	41,000
Comerica Bank, 5.49%, 1/22/07	21,000	20,998
Credit Suisse First Boston NY, 5.21%, 3/29/07	9,000	9,000
Dexia Bank NY, 4.91%, 11/8/06	17,000	17,000
HBOS Treasury Services NY, 4.28%, 9/29/06	10,000	10,000
National City Bank, 4.97%, 2/28/07	9,000	9,001
Rabobank Nederlands NY, 5.51%, 12/29/06	20,000	19,995
Royal Bank of Scotland NY, 4.75%, 12/8/06	15,000	15,001
Toronto Dominion Bank, 4.01%, 8/15/06	11,000	11,000
Wells Fargo Bank, 5.28%, 8/3/06	30,000	30,000
Wells Fargo Bank, 5.01%, 2/15/07	9,000	9,000
Total Certificates of Deposit (Amortized Cost $206,995)		206,995

Commercial Paper (31.2%)
Amstel Funding Corp., 5.28%, 8/7/06 (d)	41,000	40,964
Atlas Capital Funding Corp., 5.37%*, 2/16/07 (d)	10,000	9,999
Blue Bell Funding Corp, 5.28%, 8/4/06 (d)	45,000	44,980
Chesham Finance LLC, 5.30%, 8/1/06 (d)	45,000	45,000
Deutche Bank Financial, Inc., 5.29%, 8/1/06	45,000	45,000
Honeywell International, 5.26%, 8/7/06 (d)	23,000	22,980
Kitty Hawk Funding Corp., 5.28%, 8/10/06 (d)	28,046	28,009
Old Line Funding LLC, 5.31%, 8/15/06 (d)	39,000	38,919
Salvation Army, 5.50%, 8/28/06, LOC	4,000	4,000
Bank of America
Stanfield Victoria Funding, 5.33%*, 8/11/06 (d)	15,000	15,000
Total Commercial Paper (Amortized Cost $294,851)		294,851
Corporate Bonds (36.5%)
Anchor Holdings II LLC, 5.40%*, 4/15/26 (h)	13,300	13,300
Atlas Capital Funding Corp., 5.31%*, 8/4/06, MTN (d)	32,000	31,999
Atlas Capital Funding Corp., 5.36%*, 7/10/07, MTN (d) (g)	30,000	30,001

BP Capital Markets PLC, 2.75%, 12/29/06	3,665	3,625
Cannon County Hospital LLC, 5.40%*, 6/1/26, LOC Fifth Third Bank	2,500	2,500
Cheyne Finance LLC, 5.35%*, 5/25/07, MTN (d) (h)	30,000	29,993
CIT Group, Inc., 5.20%*, 8/18/06, MTN	20,000	20,000
CIT Group, Inc., 7.38%, 4/2/07	5,000	5,056
Clinic Investment LP, Series 2000, 5.40%*, 6/1/15	11,535	11,535
Concorde Group Ltd., 5.40%*, 10/1/19	2,555	2,555
Duncan Oil Co., 5.40%*, 4/1/16, LOC
National City Bank	3,545	3,545
Fiore Capital LLC, 5.40%*, 8/1/45, LOC
M & I Marshall Ilsley Bank	5,000	5,000
Florence Center Association, 5.45%*,
12/1/11, LOC Firstar Bank	1,050	1,050
Four Flags Properties, Inc., 5.40%*,
10/1/28	4,690	4,690
Glacier 600 LLC, 5.39%*, 11/1/16, LOC
US Bank NA	4,765	4,765
Goldman Sachs Group, Inc, 5.34%*,
8/18/06, MTN	40,250	40,254
Harrier Finance Funding LLC, 5.34%*,
1/12/07, MTN (d)	15,000	14,999
HSBC Finance Corp., 5.54%*, 10/27/06,
MTN	20,000	20,003
Illinois Great River, 5.39%*, 4/1/34,
LOC JP Morgan Chase Bank N.A.	2,490	2,490
J&K Investments of Ohio, 5.40%*,
10/1/25, LOC Fifth Third Bank	2,160	2,160
Laurel Grocery Co. LLC, 5.40%*,
12/1/14	2,015	2,015
Maruga, Series 1999a, 5.40%*, 2/1/20,
LOC Fifth Third Bank (d)	4,020	4,020
Merck & Co., Inc., 4.52%*, 2/22/07 (d)
Metal Forming & Coining, 5.40%*,	16,000	15,895
7/1/18, LOC National City Bank	5,645	5,645
Mississippi Business Finance Corp.,
5.28%, 10/27/06, LOC BP Amoco	8,100	8,100
Neltner Properties LLC, 5.40%*, 12/1/19,
LOC Firstar Bank	3,370	3,370
Pomeroy Investments, 5.40%*, 9/1/15,
LOC Firstar Bank	2,450	2,450
Richfield Technology Associates LLC,
5.40%*, 4/1/20, LOC Firstar Bank	3,630	3,630
Rise, Inc., 5.49%*, 11/1/22, LOC Wells
Fargo Bank N.A.	3,955	3,955
RMD Corp., 5.40%*, 11/1/11, LOC Fifth
Third Bank (d)	4,400	4,400
SeaRiver Maritime, Inc., 5.29%*,
10/1/11	17,400	17,400
Southwestern Ohio Steel, 5.40%*,
4/1/08, LOC Firstar Bank	1,425	1,425
Stevenson Photo Color Co., 5.40%*,
8/1/19	4,775	4,775
Summit Country Day School, Series
2003, 5.40%*, 11/1/09	6,140	6,140

Surgery Center Financial Corp., 5.40%*,
4/1/20, LOC National City Bank	4,500	4,500
The C.J. Krehbiel Co., 5.40%*, 10/1/10,
LOC National City Bank	4,245	4,245
Vista Funding Corp., 5.40%*, 8/1/17,
LOC Fifth Third Bank	1,620	1,620
Wisconsin House, 5.40%*, 5/1/35, LOC
M & I Marshall Ilsley Bank	2,455	2,455
Total Corporate Bonds (Amortized Cost $345,560)		345,560

Repurchase Agreements (15.0%)
Bear Stearns & Co., 5.28%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $100,015 collateralized by $102,000 U.S. Government securities, 5.00%-7.00%, 12/1/17-6/1/36, market value $101,513)	100,000	100,000

UBS Warburg, 5.27%, 8/1/06
(Date of Agreement 7/31/06, Proceeds at maturity $41,406 collateralized by $42,228 U.S. Government securities, 0.00%-8.88%, 4/15/18-7/15/20, market value $42,228)	41,400	41,400

Total Repurchase Agreements (Amortized Cost $141,400)		141,400

Taxable Municipal Bonds (1.8%)
Florida (0.2%)
Osceola County Housing Finance
Authority, Revenue, 5.42%*, 9/15/35,
LOC JP Morgan Chase Bank	2,285	2,285
Kentucky (0.7%)
Boone County Industrial Building
Revenue, Hennegan Co. Project, Series B,
5.40%*, 4/1/16, LOC U.S. Bank N.A.	1,815	1,815
Walton Industrial Building Revenue,
Clarion Manufacturing Corp. of America
Project, 5.40%*, 8/1/17, LOC Fifth Third
Bank	3,620	3,620
		5,435
Missouri (0.4%)
State Development Finance Board,
Infastructure Facilities Revenue, St. Louis
Center, Series B, 5.39%*, 12/1/20, LOC
Firstar Bank	3,910	3,910
Tennessee (0.5%)
Franklin Industrial Development Board,
Tax Increment Revenue, 5.40%*, 4/1/30,
LOC Fifth Third Bank	5,000	5,000
Total Taxable Municipal Bonds (Amortized Cost $16,630)		16,630
U.S. Government Agencies (0.6%)
Federal Home Loan Bank (0.6%)
3.00%, 11/2/06	3,000	2,987
3.00%, 11/24/06, Continuously Callable
@ 100	3,000	2,984
		5,971
Total U.S. Government Agencies (Amortized Cost $5,971)		5,971

Total Investments (Amortized Cost $1,011,407) (a) - 107.0%	1,011,407
Liabilities in excess of other assets - (7.0)%	(66,567)
NET ASSETS - 100.0%	$944,840

See notes to schedules of portfolio investments.

The Victory Portfolios

Small Company Opportunity Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (7.0%)
Chesham Finance LLC, 5.30%, 8/1/06	$5,000	$5,000
HSBC Finance Corp., 5.28%, 8/1/06	6,524	6,524
Total Commercial Paper (Cost $11,524)		11,524

Common Stocks (93.4%)
Advertising (1.1%)
Catalina Marketing Corp. (c)	59,500	1,730
Apparel / Footwear (2.1%)
K-Swiss, Inc., Class A (c)	49,000	1,371
Kellwood Co. (c)	78,000	2,063
		3,434
Automotive Parts (1.2%)
Aftermarket Technology Corp. (b)	50,000	1,093
Superior Industries International, Inc. (c)	48,400	881
		1,974
Banks (0.8%)
Wintrust Financial Corp. (c)	29,000	1,392
Building Materials (2.3%)
ABM Industries, Inc. (c)	72,800	1,201
Genlyte Group, Inc. (b) (c)	18,200	1,266
Texas Industries, Inc. (c)	28,000	1,383
		3,850
Chemicals (3.1%)
CF Industries Holdings, Inc. (c)	141,000	2,286
H.B. Fuller Co.	34,000	1,359
Olin Corp.	92,000	1,475
		5,120
Coal (0.6%)
Foundation Coal Holdings, Inc.	25,500	973
Commercial Services (0.5%)
G & K Services, Inc., Class A	22,000	742
Computers & Peripherals (3.9%)
Foundry Networks, Inc. (b)	121,000	1,254
Imation Corp.	51,700	2,105
Manhattan Associates, Inc. (b) (c)	105,000	2,212
Park Electrochemical Corp. (c)	34,000	837
		6,408
Construction (0.8%)
Granite Construction, Inc.	29,900	1,300
Consulting Services (1.9%)
Maximus, Inc.	54,550	1,480
Watson Wyatt & Co. Holdings (c)	50,000	1,648
		3,128

1

Consumer Products (0.6%)
CSS Industries, Inc.	33,000	945
Distribution/Wholesale (0.8%)
United Stationers, Inc. (b) (c)	25,800	1,269
Electrical Equipment (1.5%)
Belden CDT, Inc.	77,000	2,499
Electronics (1.9%)
Orbotech Ltd. (b)	67,000	1,445
Technitrol, Inc.	68,400	1,694
		3,139
Engineering (2.0%)
EMCOR Group, Inc. (b)	26,000	1,340
Foster Wheeler Ltd. (b)	30,000	1,144
Michael Baker Corp. (b)	36,000	760
		3,244
Financial Services (1.0%)
Piper Jaffray Cos., Inc. (b) (c)	32,000	1,638
Food Processing & Packaging (0.8%)
J & J Snack Foods Corp.	44,800	1,348
Gold Mining (0.6%)
Meridian Gold, Inc. (b) (c)	37,000	1,000
Health Care (2.7%)
AMERIGROUP Corp. (b) (c)	63,000	1,833
Magellan Health Services, Inc. (b)	53,500	2,572
		4,405
Heavy Machinery (1.2%)
NACCO Industries, Inc., Class A	8,000	1,105
Terex Corp. (b)	19,000	852
		1,957
Home Furnishings (0.8%)
Furniture Brands International, Inc. (c)	68,000	1,364
Instruments - Scientific (0.7%)
Woodward Governor Co. (c)	41,600	1,219
Insurance (9.4%)
Alfa Corp.	78,400	1,292
AmerUs Group Co. (c)	27,300	1,832
Assured Guaranty Ltd	89,500	2,281
Commerce Group, Inc. (c)	46,400	1,402
Delphi Financial Group, Inc. (c)	43,537	1,658
Infinity Property & Casualty Corp. (c)	36,000	1,479
LandAmerica Financial Group, Inc. (c)	20,000	1,277
Max Re Capital Ltd.	90,000	2,025
National Western Life Insurance Co., Class A	9,150	2,104
		15,350
Lasers - Systems and Components (0.6%)
Rofin-Sinar Technologies, Inc. (b)	19,000	1,023
Machine-Diversified (0.6%)
Kennametal, Inc.	18,000	959
Manufacturing-Miscellaneous (3.6%)
AptarGroup, Inc. (c)	47,000	2,420
Lancaster Colony Corp. (c)	57,000	2,184
Matthews International Corp.	35,833	1,231
		5,835
Media (0.8%)
Journal Communications, Inc., Class A	121,000	1,277

2

Medical Equipment & Supplies (1.5%)
Orthofix International N.V. (b)	32,000	1,261
Vital Signs, Inc.	22,000	1,133
		2,394
Metals-Fabrication (3.3%)
CIRCOR International, Inc.	42,165	1,174
Mueller Industries, Inc. (c)	49,500	1,818
Quanex Corp. (c)	29,175	1,059
Valmont Industries, Inc. (c)	28,000	1,424
		5,475
Office Equipment & Supplies (0.8%)
John H. Harland Co.	33,900	1,333
Oil & Gas Exploration, Production & Services (6.8%)
Cimarex Energy Co.	42,000	1,715
Comstock Resources, Inc. (b) (c)	50,500	1,486
St. Mary Land & Exploration Co. (c)	66,436	2,856
Swift Energy Co. (b) (c)	37,000	1,775
Todco, Class A (c)	42,000	1,601
Whiting Petroleum Corp. (b) (c)	38,000	1,775
		11,208
Oil Marketing & Refining (1.1%)
Holly Corp.	36,000	1,822
Oilfield Services & Equipment (1.0%)
Veritas DGC, Inc. (b) (c)	28,623	1,639
Pharmaceuticals (2.4%)
Axcan Pharma, Inc. (b) (c)	99,000	1,284
Medicis Pharmaceutical Corp., Class A (c)	55,000	1,516
Perrigo Co. (c)	76,000	1,204
		4,004
Pipelines (0.8%)
National Fuel Gas Co. (c)	36,000	1,337
Poultry (0.8%)
Gold Kist, Inc. (b) (c)	92,000	1,287
Real Estate Investment Trusts (6.7%)
Annaly Capital Management, Inc. (c)	179,000	2,293
Brandywine Realty Trust	47,300	1,497
CBL & Associates Properties, Inc. (c)	32,800	1,284
LaSalle Hotel Properties (c)	27,400	1,132
LTC Properties, Inc.	63,100	1,393
National Health Investors, Inc.	39,600	1,002
PS Business Parks, Inc.	38,801	2,328
		10,929
Recreational Vehicles (0.7%)
Winnebago Industries, Inc. (c)	42,000	1,214
Restaurants (2.2%)
IHOP Corp. (c)	27,000	1,227
Jack in the Box, Inc. (b)	33,000	1,302
Lone Star Steakhouse & Saloon, Inc. (c)	44,000	1,029
		3,558
Retail - Apparel/Shoe (0.8%)
The Buckle, Inc.	31,500	1,251
Retail - Specialty Stores (0.8%)
Cato Corp, Class A (c)	54,000	1,313

3

Retail-Department Stores (0.8%)
Stage Stores, Inc. (c)	43,650	1,295
Semiconductors (3.6%)
ASE Test Ltd. (b)	171,000	1,347
Emulex Corp. (b)	75,000	1,117
Fairchild Semiconductor International, Inc. (b)	112,000	1,832
MKS Instruments, Inc. (b)	80,500	1,664
		5,960
Software & Computer Services (3.0%)
Altiris, Inc. (b)	72,000	1,243
Borland Software Corp. (b)	313,000	1,753
CIBER, Inc. (b)	287,000	1,865
		4,861
Staffing (0.9%)
Heidrick & Struggles International, Inc. (b)	48,000	1,551
Telecommunications (1.4%)
CommScope, Inc. (b) (c)	76,000	2,373
Transportation Services (0.7%)
Pacer International, Inc. (c)	41,000	1,224
Utilities-Electric (3.4%)
ALLETE, Inc. (c)	52,000	2,415
Black Hills Corp.	33,000	1,182
Cleco Corp. (c)	49,000	1,211
Otter Tail Corp. (b)	28,000	830
		5,638
Utilities-Natural Gas (0.8%)
Energen Corp.	31,100	1,325
Wire & Cable Products (1.2%)
General Cable Corp. (b)	55,000	1,964
Total Common Stocks (Cost $128,545)		153,477

Short-Term Securities Held as Collateral for Securities Lending (25.6%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	42,120	42,120
Total Short-Term Securities Held as Collateral for Securities Lending		42,120

Total Investments (Cost $182,189) (a) - 126.0%		207,121
Liabilities in excess of other assets - (26.0%)		(42,809)
NET ASSETS - 100.0%		$164,312

See notes to schedules of portfolio investments.

4

The Victory Portfolios

Special Value Fund

Schedule of Portfolio Investments

July 31, 2006

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (3.8%)
HSBC Finance Corp., 5.28%, 8/1/06	$14,482	$14,482
Total Commercial Paper (Cost $14,482)		14,482

Common Stocks (92.4%)
Automotive Parts (0.9%)
BorgWarner, Inc.	54,472	3,268
Banks (2.5%)
Colonial BancGroup, Inc.	97,872	2,486
Compass Bancshares, Inc.	117,380	6,918
		9,404
Beverages (4.3%)
Brown-Forman Corp., Class B	141,769	10,413
Constellation Brands, Inc., Class A (b)	242,207	5,924
		16,337
Casinos & Gaming (1.8%)
Station Casinos, Inc.	124,000	6,803
Chemicals (2.4%)
Celanese Corp., Series A	376,676	7,236
Minerals Technologies, Inc.	38,293	1,938
		9,174
Computers & Peripherals (2.5%)
Research In Motion Ltd. (b)	114,281	7,500
Western Digital Corp. (b)	111,984	1,964
		9,464
Construction (1.5%)
Granite Construction, Inc.	131,300	5,710
Financial & Insurance (2.3%)
Ambac Financial Group, Inc.	106,000	8,810
Financial Services (2.1%)
Ameriprise Financial, Inc.	180,361	8,044
Food Processing & Packaging (1.5%)
Dean Foods Co. (b)	72,000	2,702
J.M. Smucker Co.	64,800	2,892
		5,594
Health Care (0.6%)
Sierra Health Services, Inc. (b)	55,500	2,396
Heavy Machinery (2.9%)
AGCO Corp. (b)	122,851	2,821
Deere & Co.	25,000	1,814
NACCO Industries, Inc., Class A	24,800	3,427
Terex Corp. (b)	65,500	2,937
		10,999
Homebuilders (0.9%)
Pulte Homes, Inc.	117,000	3,335

1

Instruments - Scientific (0.8%)
TriPath Imaging, Inc. (b)	486,061	3,038
Insurance (11.7%)
AmerUs Group Co.	101,034	6,778
Aon Corp.	179,473	6,143
Arch Capital Group Ltd. (b)	141,049	8,585
Assurant, Inc.	194,990	9,394
First American Corp.	61,859	2,289
Nationwide Financial Services, Inc.	117,574	5,300
PMI Group, Inc.	133,775	5,680
		44,169
Leisure & Recreation Products (0.9%)
Brunswick Corp.	115,200	3,406
Manufacturing-Miscellaneous (2.2%)
Harsco Corp.	47,300	3,813
Trinity Industries, Inc.	142,000	4,745
		8,558
Medical Equipment & Supplies (1.2%)
Henry Schein, Inc. (b)	45,408	2,153
Respironics, Inc. (b)	72,000	2,562
		4,715
Mining (1.9%)
Goldcorp, Inc.	135,743	3,973
Pan American Silver Corp. (b)	164,728	3,123
		7,096
Oil & Gas Exploration, Production & Services (4.8%)
Chesapeake Energy Corp.	155,886	5,129
ENSCO International, Inc.	91,572	4,232
Newfield Exploration Co. (b)	97,720	4,532
Noble Corp.	57,997	4,161
		18,054
Oil-Integrated Companies (1.4%)
Hess Corp.	103,609	5,482

Oil Marketing & Refining (1.5%)
Western Refining, Inc.	248,498	5,713
Pipelines (1.2%)
National Fuel Gas Co.	125,017	4,643
Primary Metal & Mineral Production (2.4%)
Phelps Dodge Corp.	106,397	9,293
Railroads (1.4%)
CSX Corp.	89,249	5,416
Real Estate Investment Trusts (5.4%)
Health Care Property Investors, Inc.	180,500	4,949
Senior Housing Properties Trust	472,000	8,775
SL Green Realty Corp.	61,567	7,037
		20,761
Restaurants (1.0%)
Panera Bread Co., Class B (b)	69,750	3,649
Retail - Catalog Shopping (1.1%)
Coldwater Creek, Inc. (b)	217,447	4,334
Retail - Discount (2.5%)
TJX Cos., Inc.	389,777	9,499
Retail-Department Stores (2.5%)
Nordstrom, Inc.	281,518	9,656

2

Retail-Specialty Stores (0.8%)
Circuit City Stores, Inc.	127,600	3,126
Semiconductors (4.0%)
Cypress Semiconductor Corp. (b)	386,000	5,863
Fairchild Semiconductor International, Inc. (b)	159,700	2,613
Freescale Semiconductor, Inc., Class A (b)	116,553	3,337
Freescale Semiconductor, Inc., Class B (b)	123,084	3,510

		15,323
Steel (1.2%)
Cleveland-Cliffs, Inc.	124,350	4,495
Telecommunications-Services & Equipment (2.0%)
Harris Corp.	164,900	7,511
Tobacco (2.9%)
UST, Inc.	218,006	11,020
Transportation Services (0.8%)
GATX Corp.	79,300	3,108
Utilities-Electric (4.2%)
OGE Energy Corp.	81,192	3,073
Westar Energy, Inc.	250,597	5,789
Wisconsin Energy Corp.	168,718	7,120
		15,982
Utilities-Natural Gas (2.5%)
Energen Corp.	76,500	3,260
Vectren Corp.	224,247	6,237
		9,497
Utilities-Water (1.2%)
Aqua America, Inc.	212,042	4,623
Wire & Cable Products (2.7%)
General Cable Corp. (b)	292,000	10,424
Total Common Stocks (Cost $331,792)		351,929

Depositary Receipts (1.4%)
Biotech HOLDRs Trust (c)	30,678	5,465
Total Depositary Receipts (Cost $4,957)		5,465

Investment Companies (1.7%)
iShares Cohen & Steers Realty Majors	35,084	3,070
Index Fund
Utilities Select Sector SPDR Fund (c)	100,000	3,384
Total Investment Companies (Cost $6,201)		6,454

Short-Term Securities Held as Collateral for Securities Lending (30.1%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	114,716	114,716
Total Short-Term Securities Held as Collateral for Securities Lending		114,716

Total Investments (Cost $472,148) (a) - 129.4%		493,046
Liabilities in excess of other assets - (29.4)%		(111,942)
NET ASSETS - 100.0%		$381,104

See notes to schedules of portfolio investments.

3

The Victory Portfolios

Stock Index Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Commercial Paper (7.4%)
HSBC Finance Corp., 5.28%, 8/1/06	$6,007	$6,007
Total Commercial Paper (Cost $6,007)		6,007

Common Stocks (96.4%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	2,976	24
Omnicom Group, Inc.	1,164	103
		127
Aerospace/Defense (2.2%)
B.F. Goodrich Co.	845	34
Boeing Co.	5,455	422
General Dynamics Corp.	2,754	185
Honeywell International, Inc.	5,649	219
Lockheed Martin Corp.	2,416	193
Northrop Grumman Corp.	2,345	155
Raytheon Co., Class B	3,044	137
Rockwell Collins, Inc.	1,167	62
United Technologies Corp.	6,897	429
		1,836
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	4,465	196
Airlines (0.1%)
Southwest Airlines Co.	4,819	87
Aluminum (0.2%)
Alcoa, Inc.	5,937	178
Apparel & Footwear (0.3%)
Coach, Inc. (b)	2,627	75
Jones Apparel Group, Inc.	768	23
Liz Claiborne, Inc.	713	25
Nike, Inc., Class B	1,288	102
VF Corp.	599	41
		266
Audio & Video Products (0.0%)
Harman International Industries, Inc.	456	37
Automotive (0.4%)
AutoNation, Inc. (b)	1,012	20
Ford Motor Co.	12,799	85
General Motors Corp.	3,859	125
Navistar International Corp. (b)	421	9
PACCAR, Inc.	1,138	92
		331
Automotive Parts (0.1%)
Eaton Corp.	1,135	73
Genuine Parts Co.	1,178	49
		122

Banks (8.2%)
AmSouth Bankcorp	2,361	68
Bank of America Corp.	31,136	1,603
Bank of New York Co., Inc.	5,266	177
BB & T Corp.	3,753	158
Comerica, Inc.	1,108	65
Commerce Bancorp, Inc.	1,257	43
Compass Bancshares, Inc.	881	52
Fifth Third Bancorp	3,797	145
First Horizon National Corp.	841	35
Huntington Bancshares, Inc.	1,673	41
J.P. Morgan Chase & Co.	23,707	1,082
KeyCorp (e)	2,758	102
M&T Bank Corp.	539	66
Marshall & Ilsley Corp.	1,537	72
Mellon Financial Corp.	2,822	99
National City Corp.	3,701	133
North Fork Bancorporation, Inc.	3,174	90
Northern Trust Corp.	1,265	72
PNC Financial Services Group, Inc.	2,020	143
Regions Financial Corp.	3,112	113
State Street Corp.	2,268	136
SunTrust Banks, Inc.	2,481	196
Synovus Financial Corp.	2,202	62
U.S. Bancorp	12,144	389
Wachovia Corp.	10,975	589
Wells Fargo Co.	11,463	829
Zions Bancorporation	724	59
		6,619
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	5,273	254
Brown-Forman Corp., Class B	567	42
Coca Cola Enterprises, Inc.	2,071	44
Coca-Cola Co.	13,984	622
Constellation Brands, Inc., Class A (b)	1,357	33
Molson Coors Brewing Co.	393	28
Pepsi Bottling Group, Inc.	915	30
PepsiCo, Inc.	11,275	716
		1,769
Biotechnology (1.2%)
Amgen, Inc. (b)	8,046	561
Biogen Idec, Inc. (b)	2,346	99
Genzyme Corp. (b)	1,776	121
Gilead Sciences, Inc. (b)	3,105	191
MedImmune, Inc. (b)	1,697	43
		1,015
Brokerage Services (1.0%)
Charles Schwab Corp.	7,040	112
Lehman Brothers Holdings, Inc.	3,653	237
Merrill Lynch & Co., Inc.	6,304	459
		808
Building - Residential & Commercial (0.1%)
Centex Corp.	828	39
D.R. Horton, Inc.	1,856	40
KB Home	514	22
		101
Building Materials (0.2%)
American Standard Cos., Inc.	1,207	47
Masco Corp.	2,710	72
Vulcan Materials Co.	686	46
		165

Casino Services (0.2%)
Harrah’s Entertainment, Inc.	1,261	76
International Game Technology	2,314	89
		165
Chemicals (1.3%)
Air Products & Chemicals, Inc.	1,530	98
Ashland, Inc.	485	32
Dow Chemical Co.	6,562	226
E.I. Du Pont de Nemours	6,286	248
Eastman Chemical Co.	558	28
Hercules, Inc. (b)	775	11
Monsanto Co.	3,692	159
PPG Industries, Inc.	1,130	70
Praxair, Inc.	2,205	121
Rohm & Haas Co.	992	46
Sigma-Aldrich Corp.	457	32
		1,071
Commercial Services (0.5%)
Cendant Corp.	6,825	103
Cintas Corp.	941	33
Convergys Corp. (b)	956	18
Ecolab, Inc.	1,243	54
Moody’s Corp.	1,667	91
Paychex, Inc.	2,280	78
		377
Computers & Peripherals (4.4%)
Apple Computer, Inc. (b)	5,803	394
Cisco Systems, Inc. (b)	41,651	743
Computer Sciences Corp. (b)	1,281	67
Dell, Inc. (b)	15,499	336
Electronic Data Systems Corp.	3,537	85
EMC Corp. (b)	16,133	164
Gateway, Inc. (b)	1,803	3
Hewlett-Packard Co.	19,033	607
International Business Machines Corp.	10,578	819
Lexmark International Group, Inc. (b)	719	39
NCR Corp. (b)	1,242	40
Network Appliance, Inc. (b)	2,553	76
SanDisk Corp. (b)	1,333	62
Sun Microsystems, Inc. (b)	23,865	104
Symbol Technologies, Inc.	1,731	19
Unisys Corp. (b)	2,340	12
		3,570
Consumer Products (0.5%)
Clorox Co.	1,029	62
Colgate-Palmolive Co.	3,512	207
Fortune Brands, Inc.	1,000	73
Newell Rubbermaid, Inc.	1,889	50
		392
Containers & Packaging (0.1%)
Ball Corp.	714	27
Bemis, Inc.	715	22
Pactiv Corp. (b)	963	24
Sealed Air Corp.	557	26
		99
Cosmetics & Toiletries (2.0%)
Alberto Culver Co.	519	25
Avon Products, Inc.	3,072	89

Estee Lauder Cos., Class A	811	30
International Flavor & Fragance, Inc.	539	20
Kimberly-Clark Corp.	3,137	192
Procter & Gamble Co.	22,389	1,258
		1,614
Cruise Lines (0.1%)
Carnival Corp.	2,963	115
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	3,215	170
E-Commerce & Services (0.1%)
Amazon.com, Inc. (b)	2,110	57
Monster Worldwide, Inc. (b)	876	35
		92
Electrical Equipment (0.3%)
Emerson Electric Co.	2,801	221
W.W. Grainger, Inc.	521	32
		253
Electronics (3.4%)
American Power Conversion Corp.	1,157	20
General Electric Co.	70,947	2,318
JDS Uniphase Corp. (b)	11,496	24
Johnson Controls, Inc.	1,330	102
L-3 Communications Holdings, Inc.	832	61
Millipore Corp. (b)	363	23
Molex, Inc.	969	31
Parker-Hannifin Corp.	821	59
PerkinElmer, Inc.	864	16
Sanmina - SCI Corp. (b)	3,635	13
Solectron Corp. (b)	6,239	19
Tektronix, Inc.	571	16
Thermo Electron Corp. (b)	1,117	41
		2,743
Engineering (0.1%)
Fluor Corp.	597	52
Entertainment (0.5%)
The Walt Disney Co.	14,975	445
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,650	17
Waste Management, Inc.	3,719	128
		145
Financial & Insurance (0.1%)
Ambac Financial Group, Inc.	721	60
MBIA, Inc.	919	54
		114
Financial Services (5.8%)
American Express Co.	8,418	438
Ameriprise Financial, Inc.	1,667	74
Bear Stearns Cos., Inc.	823	117
Capital One Financial Corp.	2,068	160
CIT Group, Inc.	1,360	62
Citigroup, Inc.	33,918	1,640
Countrywide Credit Industries, Inc.	4,146	149
E*TRADE Financial Corp. (b)	2,909	68
Equifax, Inc.	877	28
Fannie Mae	6,604	316
Federated Investors, Inc., Class B	576	18
Franklin Resources, Inc.	1,047	96
Freddie Mac	4,715	273

Goldman Sachs Group, Inc.	2,948	450
H&R Block, Inc.	2,241	51
Janus Capital Group, Inc.	1,444	23
Legg Mason, Inc.	901	75
Morgan Stanley	7,308	486
SLM Corp.	2,803	141
T. Rowe Price Group, Inc.	1,812	75
		4,740
Food Distributors, Supermarkets & Wholesalers (0.4%)
Kroger Co.	4,936	113
Safeway, Inc.	3,071	86
SUPERVALU, Inc.	1,395	38
Sysco Corp.	4,220	117
		354
Food Processing & Packaging (0.9%)
Campbell Soup Co.	1,264	46
ConAgra, Inc.	3,544	76
Dean Foods Co. (b)	928	35
General Mills, Inc.	2,429	126
H.J. Heinz Co.	2,286	96
Hershey Foods Corp.	1,212	67
Kellogg Co.	1,664	80
McCormick & Co., Inc.	904	32
Sara Lee Corp.	5,186	88
Tyson Foods, Inc., Class A	1,719	24
Wm. Wrigley Jr. Co.	1,515	69
		739
Forest Products-Lumber & Paper (0.4%)
International Paper Co.	3,363	115
Louisiana Pacific Corp.	725	15
MeadWestvaco Corp.	1,236	32
Temple-Inland, Inc.	754	32
Weyerhaeuser Co.	1,680	99
		293
Health Care (1.4%)
Coventry Health Care, Inc. (b)	1,095	58
HCA, Inc.	2,784	137
Health Management Associates, Inc., Class A	1,643	33
Humana, Inc. (b)	1,123	63
Manor Care, Inc.	539	27
McKesson Corp.	2,075	105
Medtronic, Inc.	8,235	415
WellPoint, Inc. (b)	4,349	324
		1,162
Heavy Machinery (0.5%)
Caterpillar, Inc.	4,569	324
Deere & Co.	1,600	116
		440
Homebuilders (0.1%)
Lennar Corp., Class A	951	43
Pulte Homes, Inc.	1,453	41
		84
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	3,211	19
Hotels & Motels (0.3%)
Hilton Hotels Corp.	2,257	54
Marriott International, Inc., Class A	2,231	78
Starwood Hotels & Resorts Worldwide, Inc.	1,482	78
		210

Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	1,244	28
Whirlpool Corp.	532	41
		69
Instruments - Scientific (0.2%)
Applied Biosystems Group	1,263	41
Fisher Scientific International, Inc. (b)	847	62
Waters Corp. (b)	706	29
		132
Insurance (4.7%)
ACE Ltd.	2,219	114
Aetna, Inc.	3,869	122
Aflac, Inc.	3,402	150
Allstate Corp.	4,335	246
American International Group, Inc.	17,722	1,076
Aon Corp.	2,174	74
Chubb Corp.	2,831	143
CIGNA Corp.	817	75
Cincinnati Financial Corp.	1,182	56
Genworth Financial, Inc., Class A	2,489	85
Hartford Financial Services Group, Inc.	2,068	175
Lincoln National Corp.	1,959	111
Loews Corp.	2,770	103
Marsh & McLennan Cos., Inc.	3,749	101
MetLife, Inc.	5,176	270
MGIC Investment Corp.	597	34
Principal Financial Group	1,890	102
Progressive Corp.	5,339	129
Prudential Financial, Inc.	3,357	264
Safeco Corp.	813	44
St. Paul Cos., Inc.	4,750	218
Torchmark Corp.	685	41
UnumProvident Corp.	2,043	33
XL Capital Ltd., Class A	1,230	78
		3,844
Internet Business Services (1.1%)
eBay, Inc. (b)	7,889	190
Google Inc., Class A (b)	1,406	543
Juniper Networks, Inc. (b)	3,860	52
Symantec Corp. (b)	7,062	123
VeriSign, Inc. (b)	1,673	30
		938
Internet Service Provider (0.3%)
Yahoo, Inc. (b)	8,555	232
Leisure & Recreation Products (0.0%)
Brunswick Corp.	645	19
Machine-Diversified (0.2%)
Cummins Engine, Inc.	317	37
Dover Corp.	1,391	66
Rockwell International Corp.	1,211	75
		178
Manufacturing -Capital Goods (0.2%)
Cooper Industries Ltd.	630	54
Illinois Tool Works, Inc.	2,826	130
		184

Manufacturing-Diversified (0.5%)
Ingersoll-Rand Co. Ltd., Class A	2,245	80
Tyco International Ltd.	13,896	363
		443
Manufacturing-Miscellaneous (0.8%)
3M Co.	5,144	362
Danaher Corp.	1,610	105
ITT Industries, Inc.	1,262	64
Pall Corp.	852	22
Textron, Inc.	888	80
		633
Media (1.3%)
E.W. Scripps Co., Class A	580	25
News Corp., Class A	16,140	311
Time Warner, Inc.	29,217	482
Univision Communications, Inc. (b)	1,522	51
Viacom Inc., Class B (b)	4,920	171
		1,040
Medical Services (1.1%)
Caremark Rx, Inc.	3,019	159
Express Scripts, Inc. (b)	1,003	77
Laboratory Corp. of America Holdings (b)	851	55
Medco Health Solutions, Inc. (b)	2,058	122
Quest Diagnostics, Inc.	1,109	67
UnitedHealth Group, Inc.	9,190	440
		920
Medical Supplies (1.1%)
Bausch & Lomb, Inc.	367	17
Baxter International, Inc.	4,468	189
Becton Dickinson & Co.	1,687	111
Biomet, Inc.	1,679	55
Boston Scientific Corp. (b)	8,290	141
C.R. Bard, Inc.	707	50
Patterson Cos., Inc. (b)	946	31
St. Jude Medical, Inc. (b)	2,463	91
Stryker Corp.	1,995	91
Zimmer Holdings, Inc. (b)	1,693	107
		883
Medical-Information Systems (0.0%)
IMS Health, Inc.	1,363	37
Mining (0.2%)
Newmont Mining Corp.	3,063	157
Motorcycles (0.1%)
Harley-Davidson, Inc.	1,833	104
Newspapers (0.2%)
Gannett Co., Inc.	1,623	85
New York Times Co., Class A	988	22
Tribune Co.	1,755	52
		159
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	749	44
OfficeMax, Inc.	485	20
Pitney Bowes, Inc.	1,515	63
Staples, Inc.	4,968	107
Xerox Corp. (b)	6,265	88
		322

Oil & Gas Exploration, Production & Services (1.6%)
Anadarko Petroleum Corp.	3,128	143
Apache Corp.	2,254	159
Chesapeake Energy Corp.	2,642	87
Devon Energy Corp.	3,002	194
EOG Resources, Inc.	1,655	123
Kerr-McGee Corp.	1,549	109
Murphy Oil Corp.	1,133	58
Nabors Industries Ltd. (b)	2,118	75
Noble Corp.	940	67
Rowan Cos., Inc.	752	25
Transocean, Inc. (b)	2,217	171
XTO Energy, Inc.	2,484	117
		1,328
Oil Marketing & Refining (0.4%)
Sunoco, Inc.	905	63
Valero Energy Corp.	4,199	283
		346
Oil-Integrated Companies (6.4%)
Chevron Corp.	15,123	995
ConocoPhillips	11,262	773
Exxon Mobil Corp.	41,281	2,796
Hess Corp.	1,645	87
Marathon Oil Corp.	2,473	224
Occidental Petroleum Corp.	2,922	315
		5,190
Oilfield Services & Equipment (1.5%)
Baker Hughes, Inc.	2,325	186
BJ Services Co.	2,194	80
Halliburton Co.	7,044	235
National Oilwell Varco, Inc. (b)	1,194	80
Schlumberger Ltd.	8,050	538
Weatherford International Ltd. (b)	2,379	111
		1,230
Paint, Varnishes, Enamels (0.0%)
Sherwin-Williams Co.	760	38
Pharmaceuticals (7.1%)
Abbott Laboratories	10,413	497
Allergan, Inc.	1,042	112
AmerisourceBergen Corp.	1,432	62
Barr Pharmaceuticals, Inc. (b)	724	36
Bristol-Myers Squibb Co.	13,416	322
Cardinal Health, Inc.	2,850	191
Eli Lilly & Co.	7,711	438
Forest Laboratories, Inc. (b)	2,224	103
Hospira, Inc. (b)	1,066	47
Johnson & Johnson	20,204	1,264
King Pharmaceuticals, Inc. (b)	1,653	28
Merck & Co., Inc.	14,891	600
Mylan Laboratories, Inc.	1,434	31
Pfizer, Inc.	49,994	1,298
Schering-Plough Corp.	10,105	207
Watson Pharmaceuticals, Inc. (b)	696	16
Wyeth	9,183	445
		5,697
Photography (0.1%)
Eastman Kodak Co.	1,960	44
Pipelines (0.3%)
El Paso Corp.	4,747	76
Kinder Morgan, Inc.	711	73
Williams Cos., Inc.	4,061	98
		247

Primary Metal & Mineral Production (0.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,286	70
Phelps Dodge Corp.	1,391	122
		192
Publishing (0.3%)
Dow Jones & Co., Inc.	403	14
McClatchy Co., Class A	236	10
McGraw-Hill Cos., Inc.	2,441	137
Meredith Corp.	288	14
R.R. Donnelley & Sons Co.	1,474	43
		218
Radio & Television (0.7%)
Clear Channel Communications, Inc.	3,434	99
Comcast Corp., Class A (b)	14,416	496
		595
Railroads (0.7%)
Burlington Northern/Santa Fe Corp.	2,488	171
CSX Corp.	1,512	92
Norfolk Southern Corp.	2,829	123
Union Pacific Corp.	1,835	156
		542
Real Estate Investment Trusts (1.0%)
Apartment Investment & Management Co., Class A	663	32
Archstone-Smith Trust	1,458	77
Boston Properties, Inc.	623	61
Equity Office Properties Trust	2,498	95
Equity Residential Properties Trust	1,987	92
Kimco Realty Corp.	1,444	57
Plum Creek Timber Co., Inc.	1,258	43
ProLogis	1,671	92
Public Storage, Inc.	565	45
Simon Property Group, Inc.	1,251	107
Vornado Realty Trust	811	85
		786
Restaurants (0.8%)
Darden Restaurants, Inc.	880	30
McDonald’s Corp.	8,502	300
Starbucks Corp. (b)	5,237	179
Wendy’s International, Inc.	796	48
Yum! Brands, Inc.	1,856	84
		641
Retail (0.5%)
Best Buy Co., Inc.	2,747	125
Dollar General Corp.	2,127	29
Target Corp.	5,891	270
		424
Retail - Apparel/Shoe (0.2%)
Gap, Inc.	3,753	65
Limited Brands, Inc.	2,341	59
		124
Retail - Discount (1.1%)
Big Lots, Inc. (b)	778	13
Family Dollar Stores, Inc.	1,060	24
TJX Cos., Inc.	3,118	76
Wal-Mart Stores, Inc.	17,060	759
		872

Retail - Food (0.1%)
Whole Foods Market, Inc.	956	55
Retail-Department Stores (0.6%)
Dillard’s, Inc., Class A	422	13
Federated Department Stores, Inc.	3,775	132
J.C. Penney Co., Inc.	1,602	101
Kohl’s Corp. (b)	2,323	132
Nordstrom, Inc.	1,469	50
Sears Holdings Corp. (b)	662	91
		519
Retail-Drug Stores (0.6%)
CVS Corp.	5,584	183
Walgreen Co.	6,892	322
		505
Retail-Specialty Stores (1.3%)
AutoZone, Inc. (b)	365	32
Bed Bath & Beyond, Inc. (b)	1,926	64
Circuit City Stores, Inc.	1,027	25
Home Depot, Inc.	14,103	490
Lowe’s Cos., Inc.	10,586	300
Office Depot, Inc. (b)	1,963	71
RadioShack Corp.	923	15
Tiffany & Co.	960	30
		1,027
Rubber & Rubber Products (0.0%)
Cooper Tire & Rubber Co.	418	4
Goodyear Tire & Rubber Co. (b)	1,209	13
		17
Savings & Loans (0.6%)
Golden West Financial Corp.	1,748	129
Sovereign Bancorp, Inc.	2,696	56
Washington Mutual, Inc.	6,555	292
		477
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	955	45
Semiconductors (2.5%)
Advanced Micro Devices, Inc. (b)	3,303	64
Altera Corp. (b)	2,451	42
Analog Devices, Inc.	2,464	80
Applied Materials, Inc.	10,670	168
Broadcom Corp. (b)	3,125	75
Freescale Semiconductor, Inc., Class B (b)	2,768	79
Intel Corp.	39,689	714
KLA-Tencor Corp.	1,358	57
Linear Technology Corp.	2,072	67
LSI Logic Corp. (b)	2,707	22
Maxim Integrated Products, Inc.	2,188	64
Micron Technology, Inc. (b)	4,947	77
National Semiconductor Corp.	2,303	54
Novellus Systems, Inc. (b)	868	22
NVIDIA Corp. (b)	2,405	53
PMC-Sierra, Inc. (b)	1,409	7
QLogic Corp. (b)	1,100	19
Teradyne, Inc. (b)	1,352	18
Texas Instruments, Inc.	10,630	317
Xilinx, Inc.	2,344	48
		2,047

Software & Computer Services (3.5%)
Adobe Systems, Inc. (b)	4,085	116
Affiliated Computer Services, Inc., Class A (b)	809	41
Autodesk, Inc. (b)	1,581	54
Automatic Data Processing, Inc.	3,933	172
BMC Software, Inc. (b)	1,452	34
CA, Inc.	3,113	65
Citrix Systems, Inc. (b)	1,243	39
Compuware Corp. (b)	2,575	18
Electronic Arts, Inc. (b)	2,089	98
First Data Corp.	5,223	213
Fiserv, Inc. (b)	1,199	52
Intuit, Inc. (b)	2,332	72
Microsoft Corp.	59,858	1,439
Novell, Inc. (b)	2,313	15
Oracle Corp. (b)	26,571	399
Parametric Technology Corp. (b)	760	12
		2,839
Staffing (0.0%)
Robert Half International, Inc.	1,172	38
Steel (0.2%)
Allegheny Technologies, Inc.	595	38
Nucor Corp.	2,126	113
United States Steel Corp.	743	47
		198
Telecommunications (0.1%)
Citizens Communications Co.	2,217	28
Qwest Communications International, Inc. (b)	10,680	86
		114
Telecommunications-Services & Equipment (1.6%)
ADC Telecommunications, Inc. (b)	800	10
Agilent Technologies, Inc. (b)	2,905	83
Andrew Corp. (b)	1,089	9
Avaya, Inc. (b)	2,804	26
CIENA Corp. (b)	4,010	15
Comverse Technology, Inc. (b)	1,378	27
Corning, Inc. (b)	10,627	203
Embarq Corp. (b)	1,017	46
Jabil Circuit, Inc.	1,215	28
Lucent Technologies, Inc. (b)	30,566	65
Motorola, Inc.	16,852	383
QUALCOMM, Inc.	11,436	402
Tellabs, Inc. (b)	3,057	29
		1,326
Television (0.2%)
CBS Corp., Class B	5,271	145
Tobacco (1.5%)
Altria Group, Inc.	14,247	1,139
UST, Inc.	1,101	56
		1,195
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	585	74
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	519	36
Snap-on, Inc.	396	17
Stanley Works	482	22
		75

Toys (0.1%)
Hasbro, Inc.	1,175	22
Mattel, Inc.	2,657	48
		70
Transportation Services (0.9%)
FedEx Corp.	2,082	218
United Parcel Service, Inc., Class B	7,401	510
		728
Travel Services (0.0%)
Sabre Holdings Corp., Class A	906	19
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	416	21
Utilities-Electric (3.2%)
AES Corp. (b)	4,492	89
Allegheny Energy, Inc. (b)	1,114	46
Ameren Corp.	1,401	72
American Electric Power Co.	2,688	97
CenterPoint Energy, Inc.	2,125	29
CMS Energy Corp. (b)	1,509	21
Consolidated Edison Co. of New York, Inc.	1,677	79
Constellation Energy Group, Inc.	1,221	71
Dominion Resources, Inc.	2,371	186
DTE Energy Co.	1,213	51
Duke Energy Corp.	8,426	256
Dynergy, Inc. (b)	2,518	14
Edison International	2,223	92
Entergy Corp.	1,419	109
Exelon Corp.	4,561	265
FirstEnergy Corp.	2,250	126
FPL Group, Inc.	2,758	119
NiSource, Inc.	1,860	42
PG&E Corp.	2,369	99
Pinnacle West Capital Corp.	677	29
PPL Corp.	2,596	88
Progress Energy, Inc.	1,726	75
Public Service Enterprise Group	1,716	116
Southern Co.	5,063	171
TECO Energy, Inc.	1,424	23
TXU Corp.	3,155	203
Xcel Energy, Inc.	2,767	55
		2,623
Utilities-Natural Gas (0.2%)
KeySpan Corp.	1,194	48
NICOR, Inc.	303	13
Peoples Energy Corp.	262	11
Sempra Energy	1,768	86
		158
Utilities-Telecommunications (3.1%)
Alltel Corp.	2,655	146
AT&T, Inc.	26,527	797
BellSouth Corp.	12,341	483
CenturyTel, Inc.	793	31
Sprint Nextel Corp.	20,326	402
Verizon Communications, Inc.	19,904	673
Windstream Corp.	2,745	34
		2,566
Total Common Stocks (Cost $31,026)		78,804

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills (0.5%)
4.72%, 9/14/06 (f)	450	447
Total U.S. Treasury Obligations (Cost $447)		447

Warrants (0.0%)
Raytheon Co.	608	8
Total Warrants (Cost $0)		8

Total Investments (Cost $37,480) (a) - 104.3%		85,266
Liabilities in excess of other assets - (4.3%)		(3,548)
NET ASSETS - 100.0%		$81,718

See notes to schedules of portfolio investments.

The Victory Portfolios

Tax-Free Money Market Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (101.1%)
Alabama (3.0%)

Housing Finance Authority Revenue, Multifamily Housing, Hillwood Project, Series H, 3.67%*, 12/15/30, FNMA	$3,330	$3,330

Housing Finance Authority Revenue, Multifamily Housing, Inverness Project, Series G, 3.67%*, 12/15/30, FNMA	4,000	4,000

Housing Finance Authority Revenue, Multifamily Housing, Rocky Ridge Project, Series F, 3.67%*, 12/15/30, FNMA	6,000	6,000

		13,330
Arizona (1.4%)

Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.40%*, 9/1/24, AMT	5,100	5,100

Pima County, Industrial Development Authority, IDR, Brush Wellman, Inc. Project, 3.72%*, 9/1/09, LOC Bank One N.A.	1,200	1,200

		6,300
Colorado (3.1%)

Commerce City, Northern Infrastructure General Improvement, GO, 3.69%*, 12/1/28, LOC U.S. Bank N.A.	5,000	5,000

Educational & Cultural Facilities Authority Revenue, National Jewish Building Program-C-1, 3.68%*, 9/1/35, LOC US Bank N.A.	3,415	3,415

Weld County EDR, Hudson LLC Project, 3.75%*, 10/1/25, LOC Wells Fargo Bank N.A. AMT	5,150	5,150

		13,565
District of Columbia (1.1%)

Childrens Defense Fund Revenue, 3.66%*, 4/1/22, LOC Wachovia Bank N.A.	5,015	5,015

Florida (10.4%)

Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems Income Project, 3.64%*, 1/1/34, LOC Suntrust Bank	4,500	4,500

Broward County Educational Facilities Authority Revenue, Nova Southeastern, Series A, 3.64%*, 4/1/22, LOC Suntrust Bank	2,050	2,050

Broward County Educational Facilities Authority Revenue, Nova Southeastern, Series C, 3.69%*, 4/1/24, LOC Bank of America N.A.	7,000	7,000

Orange County Health Facilities Authority Revenue, Orlando Regional Healthcare, 3.69%*, 10/1/15, LOC Suntrust Bank	3,125	3,125

Orlando & Orange County Expressway Authority Revenue, Series D, 3.62%*, 7/1/32, FSA, SPA Dexia Credit Local	16,700	16,700

Pinellas County Educational Facilities Authority Revenue, Shorecrest Prep School Project, 3.66%*, 7/1/20, LOC Suntrust Bank	2,700	2,700

Putnam County Development Authority Pollution Control Revenue, Seminole Electric, 3.43%*, 3/15/14	2,525	2,525

Putnam County Development Authority Pollution Control Revenue, Seminole Electric Cooperative, Series D, 3.58%*, 12/15/09
	7,000	7,000

		45,600
Georgia (7.6%)

Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, 3.63%*, 10/1/16, AMBAC	8,205	8,205

Burke County Development Authority Pollution Control Revenue, Oglethorpe Power Corp., 3.69%*, 1/1/22, AMBAC, SPA JP Morgan Chase Bank	300	300

Fulton County Development Authority Revenue, Galloway Schools Income Project, 3.64%*, 7/1/22, LOC Suntrust Bank	6,705	6,705

Fulton County Development Authority Revenue, Holy Innocents School Project, 3.64%*, 2/1/18, LOC Suntrust Bank	2,220	2,220

Fulton County Development Authority Revenue, Pace Academy, Inc. Project, 3.63%*, 7/1/18, LOC Bank of America N.A.	2,610	2,610

Fulton County Development Authority Revenue, Westminster Schools Income Project, 3.64%*, 11/1/28, LOC Suntrust Bank	6,540	6,540

Municipal Electric Authority, Project One, Series C, 3.60%*, 1/1/20, MBIA, LOC Bayerische Landesbank	3,000	3,000

Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 3.64%*, 11/1/23, LOC Suntrust Bank	3,900	3,900

		33,480
Illinois (13.1%)

Chicago Revenue, Noble Street Charter School, 3.72%*, 6/1/24, LOC Bank One N.A.	2,000	2,000

Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.88%*, 12/1/11, LOC Fifth Third Bank AMT	1,400	1,400

Development Finance Authority Revenue, Museum of Contemporary Arts Project, 3.68%*, 2/1/29, LOC Bank One N.A.	6,300	6,299

Development Finance Authority Revenue, Providence St. Mellon School Project, 3.72%*, 6/1/37, LOC Bank One N.A.	4,900	4,900

Development Finance Authority Revenue, Solid Waste Disposal, Develgroup LLC Project, Series A, 3.80%*, 1/1/21, LOC Bank One N.A. AMT	1,875	1,875

Development Finance Authority Revenue, WDC Partners LLC Project, 3.88%*, 7/1/21, LOC Bank One N.A. AMT	1,305	1,305

Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.88%*, 7/15/23, LOC Bank One N.A. AMT	3,410	3,410

Development Finance Authority, IDR, Technifast Industries, Inc., Series A, 3.88%*, 8/1/26, LOC Bank One N.A. AMT	3,190	3,190

East St. Louis Tax Increment, Public Library Project, 3.73%*, 12/1/09, LOC Bank of America N.A.	1,560	1,560

Educational Facilities Authority Revenue, National Louis University, Series B, 3.71%*, 6/1/29, LOC Bank One N.A.	5,800	5,800

Finance Authority Revenue, YMCA Metro Chicago Project, 3.68%*, 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000

Galesburg, Knox College Project, 3.67%*, 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000

Glendale Heights, IDR, Hudapack Metal Project, 3.88%*, 9/1/18, LOC Bank One Wisconsin AMT	2,275	2,275

Hanover Park, IDR, Spectra-Tech, Inc. Project, 3.85%*, 8/1/17, LOC Harris Trust & Savings Bank AMT	1,055	1,055

International Port District Revenue, 3.66%*, 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000

Naperville Revenue, Dupage Childrens Museum Project, 3.72%*, 6/1/30, LOC Bank One N.A.	5,900	5,900

Upper Illinois River Valley Development Authority Revenue, Advanced Flexible Project, 3.75%*, 6/1/25, LOC ABN AMRO Bank AMT	1,640	1,640

West Chicago, IDR, Liquid Container Project, 3.68%*, 3/1/15, LOC Bank of America N.A.	1,000	1,000

Yorkville, IDR, Wheaton & Co., Inc. Project, 3.88%*, 4/1/16, LOC Bank One N.A. AMT	1,400	1,400

		57,009
Indiana (6.6%)

Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.88%*, 10/1/17, LOC Bank One N.A. AMT	2,340	2,340

Fort Wayne, EDR, PHD, Inc. Project, 3.88%*, 5/1/15, LOC Wells Fargo Bank N.A. AMT	2,000	2,000

Greenwood, IDR, Jacks Investments LLC Project, 3.88%*, 2/1/16, LOC Bank One Indianapolis AMT	1,130	1,130

Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 3.71%*, 7/1/24, LOC Bank One N.A.	1,925	1,925

Noblesville, Rivers Edge Apartments Project, 3.83%*, 7/1/22, LOC Bank One Indianapolis	2,400	2,400

Plymouth, EDR, Witt Co. Project, 3.77%*, 5/1/12, LOC U.S. Bank N.A.	1,820	1,820

State Development Finance Authority Revenue, Custom Lights, Inc. Project, 3.88%*, 12/1/15, LOC Bank One Indiana N.A. AMT	2,200	2,200

State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.88%*, 8/1/16, LOC Bank One Indiana N.A. AMT	1,435	1,435

State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.83%*, 1/1/21, LOC Bank One Indiana N.A.	3,400	3,400

State Development Finance Authority Revenue, Educational Facilities, Youth Opportunity Center, 3.72%*, 1/1/24, LOC Bank One Indiana N.A.	4,900	4,900

State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.71%*, 12/1/29, LOC Fifth Third Bank	4,100	4,100

Whiting Environmental Facilities Revenue, Amoco Oil Co. Project, 3.72%*, 7/1/31, AMT	1,235	1,235

		28,885
Iowa (1.6%)

Urbandale, IDR, Interstate Acres LP, 3.77%*, 12/1/14, LOC Principal Mutual	6,000	6,000

West Des Moines Revenue, Woodgrain Millwork Income Project, 3.85%*, 4/1/10, LOC Wells Fargo Bank N.A.	980	980

		6,980
Kentucky (6.5%)

Covington, Industrial Building Revenue, St. Charles Center, Inc., 3.72%*, 11/1/13, LOC U.S. Bank N.A.	2,125	2,125

Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 3.72%*, 11/1/26, LOC Fifth Third Bank	4,235	4,235

Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 3.97%*, 5/1/17, LOC Fifth Third Bank	430	430

Economic Development Finance Authority Hospital Facilities Revenue, Health Alliance, Series D, 3.63%*, 1/1/22, MBIA, SPA Credit Suisse First Boston	6,650	6,650

Economic Development Finance Authority, Hospital Facilities Revenue, Highland Regional Project, Series A, 3.73%*, 8/1/13, LOC U.S. Bank N.A.	4,600	4,600

Kenton County Industrial Building Revenue, Baptist Convalescent Center, 3.70%*, 7/1/18, LOC Fifth Third Bank	2,200	2,200

Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 3.72%*, 11/1/28, LOC National City Bank	3,025	3,025

Pulaski County Solid Waste Disposal Revenue, National Rural Utilities, Series B, 3.42%*, 8/15/23, AMT	4,550	4,550

Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 3.88%*, 4/1/11, LOC Bank One Milwaukee N.A. AMT	945	945

		28,760
Maryland (2.5%)

State Health & Higher Educational Facilities Authority Revenue, French International School, 3.64%*, 9/1/34, LOC Suntrust Bank	11,000	11,000

Michigan (6.2%)

Dearborn Economic Development Corp. Revenue, Henry Ford Village, 3.71%*, 10/1/23, LOC Comerica Bank	8,300	8,300

Higher Educational Facilties Authority Revenue, Limited Obligation, Hope College, 3.67%*, 4/1/34, LOC Bank One N.A.	2,700	2,700

Jackson County Economic Development Corp., Melling Tool Co. Project, 3.80%*, 8/1/18, LOC Comerica Bank AMT	4,585	4,585

State Strategic Fund Limited Obligation Revenue, Agape Plastics, Inc. Project, 3.88%*, 11/1/28, LOC Bank One Michigan AMT	1,600	1,600

State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 3.80%*, 3/1/26, LOC Comerica Bank AMT	4,000	4,000

State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.88%*, 3/1/19, LOC Bank One Michigan AMT	1,200	1,200

State Strategic Fund Limited Obligation Revenue, Oak Industrial Drive Project, 3.80%*, 11/1/33, LOC Comerica Bank AMT	4,770	4,770

		27,155
Minnesota (2.3%)

Buffalo, IDR, Ekon Powder Coating Project, 3.85%*, 3/1/17, LOC Wells Fargo Bank N.A. AMT	1,525	1,525

New Brighton, IDR, Donatelle Holdings Project, 3.85%*, 5/1/12, LOC Wells Fargo Bank N.A. AMT	1,675	1,675

Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 3.85%*, 10/1/20, LOC Wells Fargo Bank N.A. AMT	925	925

School Districts Tax & Aid Anticipation Borrowing Program Certificates, 4.00%, 9/12/06, School District Credit Program Insured	6,000	6,007

		10,132
Mississippi (0.4%)

Blue Mountain, IDR, Blue Mountain Production Co. Project, 3.85%*, 10/1/08, LOC Harris Trust & Savings Bank AMT	1,600	1,600

Missouri (4.8%)

Kansas City, IDR, Century Avenue Association, 3.90%*, 12/1/11, LOC Bank of America AMT	4,900	4,900

St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 3.66%*, 5/15/31, FNMA	11,280	11,280

State Health & Educational Facilities Authority Revenue, The Washington University, Series D, 3.64%*, 9/1/30, SPA JP Morgan Chase Bank	4,200	4,200

State Health & Educational Facilities Authority Revenue, The Washington University, Series C, 3.64%*, 9/1/30, SPA JP Morgan Chase Bank	600	600

		20,980
Nebraska (1.0%)

American Public Energy Agency, Gas Supply Revenue, National Public Gas Agency, Series B, 3.65%*, 2/1/14, SPA Societe Generale	4,225	4,225

New Hampshire (1.2%)

Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 3.71%*, 6/15/15, LOC PNC Bank N.A.	5,225	5,225

North Carolina (1.6%)

Capital Facilities Finance Agency Student Revenue, Fayetteville University, 3.66%*, 11/1/33, LOC Wachovia Bank N.A.	2,900	2,900

Medical Care Commission Hospital Revenue, Northeast Medical Center Project, 5.75%, 11/1/06, AMBAC	1,095	1,101

Medical Care Commission Revenue, Lutheran Retirement Project, 3.63%*, 1/1/19, LOC Bank of America N.A.	2,945	2,945

		6,946

Ohio (4.3%)

Ashtabula County Hospital Facilities Revenue, Astabula County Medical Center Project, 3.66%*, 12/1/07, LOC Bank One N.A.	615	615

Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.67%*, 12/1/21, LOC National City Bank	700	700

Cleveland Waterworks Revenue, Series L, 3.62%*, 1/1/33, FGIC, SPA Westdeutshe Landesbank	2,890	2,890

Columbus Sewer Revenue, 3.64%*, 6/1/11, Liquidity Support Provided By City of Columbus	200	200

Cuyahoga County Hospital Facilities Revenue, Sisters Charity Health Systems, 3.67%*, 11/1/30, LOC National City Bank	12,565	12,565

Green Healthcare Revenue, Greater Akron-Canton Project, 3.77%*, 7/1/19, LOC National City Bank	1,300	1,300

State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison, Series C, 3.65%*, 6/1/23, LOC Wachovia Bank N.A.	400	400

State Pollution Control Revenue, Sohio Air Project, 3.68%*, 5/1/22	300	300

		18,970
Oklahoma (0.5%)

Muskogee Medical Center Authority Revenue, 3.68%*, 10/1/32, LOC Bank of America N.A.	2,300	2,300

Pennsylvania (5.1%)

Allentown Commmercial & Industrial Development Revenue, Diocese of Allentown, 3.68%*, 12/1/29, LOC Wachovia Bank N.A.	3,900	3,900

Benzinger Township Hospital Authority, Elk Regional Health System, 3.68%*, 12/1/30, LOC PNC Bank N.A.	1,400	1,400

College Township Industrial Authority, IDR, Ball Corp. Project, 3.72%*, 11/1/11, LOC Bank One N.A.	4,500	4,500

Erie County Hospital Authority, Mercy Terrace Project, 3.71%*, 8/1/18, LOC Chase Bank of Texas N.A.	1,645	1,645

Governor Mifflin School District, 3.66%*, 3/15/24, FSA, SPA Wachovia N.A.	6,300	6,300

Luzerne County, IDR, YMCA Wilkes-Barre Project, 3.71%*, 10/1/31, LOC PNC Bank N.A.	4,740	4,740

		22,485

South Carolina (2.9%)

Educational Facilities Authority Revenue, Private Nonprofit Institutions, Erskine College Project, 3.68%*, 10/1/23, LOC Bank of America N.A.	2,600	2,600

Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 3.67%*, 11/1/32, LOC Wachovia Bank N.A.	8,300	8,300

Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-1, 3.64%*, 1/1/34, MBIA, SPA JP Morgan Chase Bank	550	550

Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-6, 3.64%*, 1/1/31, MBIA, SPA Dexia Credit Local	1,150	1,150

		12,600
Tennessee (0.1%)

Clarksville Public Building Authority Revenue, 3.68%*, 11/1/35, LOC Bank of America N.A.	350	350

Texas (4.3%)

Gulf Coast Waste Disposal Authority Revenue, Environmental Facilities, BP Amoco Chemical Project, Series B, 3.72%*, 9/1/38, AMT	1,450	1,450

State TRAN, GO, 4.50%, 8/31/06	15,000	15,018

West Side Calhoun County, Naval District Sewer & Solid Waste Disposal, BP Chemicals, Inc. Project, 3.72%*, 4/1/31, AMT	2,600	2,600

		19,068
Utah (2.0%)

Emery County Pollution Control Revenue, Pacificorp Project, 3.68%*, 7/1/15, LOC BNP Paribas	2,400	2,400

Intermountain Power Agency, Power Supply Revenue, Series E, 3.45%*, 7/1/14, AMBAC, SPA Landesbank Hessen	6,500	6,500

		8,900
Washington (0.6%)

State Housing Finance Commission Nonprofit Revenue, Evergreen School Project, 3.65%*, 7/1/28, LOC Wells Fargo Bank N.A.	2,505	2,505

Wisconsin (6.9%)

Clinton Community School District, TRAN, 3.15%, 9/26/06	1,820	1,820

Evansville, IDR, Stoughton Trailers, Inc., 3.88%*, 12/1/08, LOC Bank One Milwaukee N.A. AMT	5,980	5,980

Fall Creek School District, TRAN, 3.15%, 9/15/06	1,475	1,475

Fitchburg, IDR, 3.88%*, 12/1/18, LOC Bank One Wisconsin AMT	1,850	1,850

Fort Atkinson, IDR, Lorman Iron & Metal, 4.03%*, 12/1/11, LOC Bank One N.A. AMT	890	890

Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.88%*, 8/1/27, LOC Bank One N.A. AMT	1,000	1,000

Middleton-Cross Plains Area School District, BAN, 4.00%, 12/1/06	1,875	1,875

Minocqua Hazelhurst School District, TRAN, 3.10%, 10/5/06	1,100	1,100

Pewaukee School District, TRAN, 3.05%, 9/13/06	7,000	7,001

River Falls, IDR, Quadion Corporate Project, 3.75%*, 11/1/14, LOC U.S. Bank AMT	1,055	1,055

Rolling, IDR, Kretz Lumberg, Inc. Project, 3.88%*, 11/1/11, LOC Bank One Wisconsin AMT	2,620	2,620

Two Rivers Public School District, Series A, TRAN, 3.10%, 9/29/06	3,750	3,751

		30,417
Total Municipal Bonds (Amortized Cost $443,782)		443,782

Commercial Paper (4.1%)
Florida (0.7%)
Cape Coral, TECP, 3.55%, 8/4/06	3,000	3,000

Kansas (1.1%)
Burlington, TECP, 3.60%, 8/3/06	5,000	5,000

North Carolina (2.3%)
Charlotte Water & Sewer, TECP, 3.60%, 8/1/06	10,000	10,000

Total Commercial Paper (Amortized Cost $18,000)		18,000

Investment Companies (0.0%)
AIM Tax Free Money Market Fund	7,889	8
Total Investment Companies (Amortized Cost $8)		8

Total Investments (Amortized Cost $461,790) (a) - 105.2%		461,790
Liabilities in excess of other assets - (5.2)%		(22,668)
NET ASSETS - 100.0%		$439,122

See notes to schedules of portfolio investments.

The Victory Portfolios

Value Fund

Schedule of Portfolio Investments

July 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (0.9%)
HSBC Finance Corp., 5.28%, 8/1/06	$1,825	$1,825
Total Commercial Paper (Cost $1,825)		1,825

Common Stocks (99.3%)
Banks (3.7%)
UCBH Holdings, Inc. (c)	133,000	2,218
Wachovia Corp.	38,000	2,038
Wells Fargo Co.	50,000	3,617
		7,873
Brokerage Services (1.8%)
Willis Group Holdings Ltd.	116,500	3,790
Chemicals (4.1%)
Celanese Corp., Series A	230,000	4,419
PPG Industries, Inc.	69,000	4,246
		8,665
Coal (0.8%)
Foundation Coal Holdings, Inc.	44,000	1,678
Commercial Services (1.9%)
Cendant Corp.	272,000	4,083
Computers & Peripherals (3.2%)
Dell, Inc. (b) (c)	150,000	3,252
Hewlett-Packard Co.	114,000	3,638
		6,890
Electronics (1.3%)
Koninklijke Philips Electronics N.V.	84,000	2,766
Financial & Insurance (1.2%)
Ambac Financial Group, Inc. (c)	30,000	2,493
Financial Services (8.1%)
Ameriprise Financial, Inc.	23,944	1,068
Citigroup, Inc.	64,000	3,092
Fannie Mae	138,000	6,611
Freddie Mac	114,000	6,595
		17,366
Heavy Machinery (1.5%)
Deere & Co.	42,743	3,102
Homebuilders (4.7%)
Lennar Corp., Class A (c)	59,000	2,639
M.D.C. Holdings, Inc. (c)	25,000	1,091
Pulte Homes, Inc. (c)	148,000	4,218
Toll Brothers, Inc. (b) (c)	85,000	2,173
		10,121
Insurance (9.8%)
American International Group, Inc.	93,000	5,641

Arch Capital Group Ltd. (b)	62,500	3,804
Assurant, Inc.	45,000	2,168
CIGNA Corp.	43,000	3,924
Genworth Financial, Inc., Class A (c)	40,008	1,372
XL Capital Ltd., Class A (c)	66,000	4,204
		21,113
Internet Business Services (1.2%)
Symantec Corp. (b) (c)	148,000	2,571
Machine-Diversified (0.6%)
Dover Corp.	26,000	1,226
Manufacturing-Diversified (4.7%)
Ingersoll-Rand Co. Ltd., Class A	69,000	2,470
Tyco International Ltd.	290,000	7,566
		10,036
Media (2.4%)
Time Warner, Inc.	316,000	5,214
Minerals (1.2%)
BHP Billiton Ltd., ADR (c)	59,000	2,490
Mining (4.0%)
Kinross Gold Corp. (b)	187,743	2,172
Newmont Mining Corp.	125,000	6,404
		8,576
Oil & Gas Exploration, Production & Services (6.0%)
Chesapeake Energy Corp. (c)	124,000	4,079
ENSCO International, Inc.	75,000	3,467
Noble Corp. (c)	74,000	5,309
		12,855
Oil-Integrated Companies (3.2%)
Hess Corp.	128,000	6,771
Oilfield Services & Equipment (5.0%)
Halliburton Co. (c)	185,000	6,172
Weatherford International Ltd. (b) (c)	94,000	4,403
		10,575
Pharmaceuticals (3.9%)
Pfizer, Inc.	321,000	8,343
Pipelines (1.9%)
El Paso Corp. (c)	257,000	4,112
Radio & Television (2.8%)
Comcast Corp., Class A (b) (c)	173,000	5,948
Railroads (1.7%)
CSX Corp.	59,000	3,580
Real Estate Investment Trusts (1.7%)
Annaly Capital Management, Inc. (c)	275,000	3,523
Restaurants (2.2%)
McDonald’s Corp.	135,000	4,778
Retail - Discount (1.3%)
Big Lots, Inc. (b) (c)	173,000	2,796
Savings & Loans (3.4%)
Washington Mutual, Inc. (c)	163,000	7,286
Semiconductors (3.4%)
Fairchild Semiconductor International,
Inc. (b) (c)	247,000	4,041
Freescale Semiconductor, Inc., Class B
(b)	115,000	3,280
		7,321

Telecommunications-Services & Equipment (0.2%)
Embarq Corp. (b) (c)	11,000	498
Television (2.3%)
CBS Corp., Class B (c)	175,000	4,800
Tobacco (2.2%)
Altria Group, Inc.	7,000	560
UST, Inc. (c)	80,000	4,044
		4,604
Utilities-Telecommunications (1.9%)
Sprint Nextel Corp.	210,000	4,158
Total Common Stocks (Cost $199,724)		212,001

Short-Term Securities Held as Collateral for Securities Lending (29.2%)
Pool of various securities for
Victory Funds - footnote i
(Securities Lending)	62,331	62,331
Total Short-Term Securities Held
as Collateral for Securities Lending		62,331

Total Investments (Cost $263,880) (a) - 129.4%		276,157
Liabilities in excess of other assets - (29.4)%		(62,848)
NET ASSETS - 100.0%		$213,309

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a)          Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced Fund	$118,637,278	$8,345,422	$(4,482,186)	$3,863,236	122,500,514
Convertible Fund	58,447,403	4,989,631	(1,058,980)	3,930,651	62,378,054
Core Bond Fund	162,403,257	550,903	(2,932,448)	(2,381,545)	160,021,712
Diversified Stock Fund	4,300,451,322	271,540,643	(153,052,656)	118,487,987	4,418,939,309
Established Value Fund	291,098,709	82,173,172	(3,396,663)	78,776,509	369,875,218
Federal Money Market Fund	1,599,633,276	—	—	—	1,599,633,276
Financial Reserves Fund	452,115,189	—	—	—	452,115,189
Focused Growth Fund	2,520,676	390,624	(165,217)	225,407	2,746,083
Fund For Income	312,363,295	850,861	(13,331,005)	(12,480,144)	299,883,151
Gradison Government Reserves Fund	1,465,267,843	—	—	—	1,465,267,843
Institutional Money Market Fund	1,527,685,721	—	—	—	1,527,685,721
National Municipal Bond Fund	68,783,729	1,335,944	(32,295)	1,303,649	70,087,378
Ohio Municipal Bond Fund	120,742,193	3,786,220	(65,102)	3,721,118	124,463,311
Ohio Municipal Money Market Fund	493,283,202	—	—	—	493,283,202
Prime Obligations Fund	1,011,406,690	—	—	—	1,011,406,690
Small Company Opportunity	182,221,333	29,708,001	(4,807,990)	24,900,011	207,121,344
Special Value Fund	479,583,667	28,822,593	(15,360,120)	13,462,473	493,046,140
Stock Index Fund	53,456,110	48,692,445	(16,882,071)	31,810,374	85,266,484
Tax-Free Money Market Fund	461,790,095	—	—	—	461,790,095
Value Fund	264,431,810	20,823,224	(9,098,095)	11,725,129	276,156,939

(b)         Non-income producing securities.

(c)          All or a portion of the security is on loan.

(d)         Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)          Investment in affiliate.

(f)            Serves as collateral for futures contracts.

(g)         Security purchased on a “when-issued” basis.

(h)         All or a portion of this security has been segregated as collateral for securities purchased on a “when-issued” basis.

(i)             As of July 31, 2006, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral

Time Deposit
Branch Bank, Euro Time Deposit, 5.30%, 8/1/06	$5,721

Repurchase Agreements
Merrill Lynch Corp., 5.35%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $200,030 collateralized by $206,000 various Corporate securities, 5.70%-7.25%, 12/8/08-4/15/36, market value $204,106)	200,000

Bank of America, 5.36%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $200,030 collateralized by $206,000 various Corporate securities, 0.00%-8.00%, 12/1/06-12/15/65, market value $203,471)	200,000

Deutsche Corp., 5.37%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $245,802 collateralized by $253,139 various Corporate securities, 0.00%-6.40%, 12/15/11-6/25/45, market value $252,125)	245,766

Wachovia Securities Corp., 5.38%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $130,883 collateralized by $134,788 various Corporate securities, 0.00%-6.11%, 4/15/08-5/3/46, market value $134,439)	130,862

Lehman Equity, 5.39%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $143,021 collateralized by $150,225 various Equity securities, market value $150,225)	143,000

Bear Stearns, 5.36%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $40,006 collateralized by $41,202 various Corporate securities, 5.50%-6.27%, 8/25/34-12/10/35, market value $41,009)	40,000

Greenwich, 5.37%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $103,901 collateralized by $106,731 various Corporate securities, 0.00%-7.90%, 8/31/06-5/1/36, market value $106,073)	103,885

Cantor Fitzgerald, 5.36%, 8/1/06 (Date of Agreement, 7/31/06, Proceeds at maturity $200,030 collateralized by $206,001 various Corporate securities, 0.00%-8.75%, 6/14/07-12/15/44, market value $205,103)	200,000

Total Market Value	$1,269,234

*        Variable rate security. Rate presented represents rate in effect at July 31, 2006. Maturity date reflects actual maturity date.

ADR – American Depositary Receipts

AMBAC – Insured by American Municipal Bond Assurance Corp.

AMT- Alternative Minimum Tax

BAN – Bond Anticipation Note

EDR – Economic Development Revenue

FGIC – Insured by Financial Guaranty Insurance Co.

FHA – Federal Home Association

FHLB – Insured by Federal Home Loan Bank

FNMA – Insured by Federal National Mortgage Association

FSA – Insured by Financial Security Assurance

GO – General Obligation

IDR – Industrial Development Revenue

LLC – Limited Liability Corp.

LOC – Letter of Credit

MBIA – Insured by Municipal Bond Insurance Association

MTN – Medium Term Note

PLC – Public Liability Company

SPA – Standby Purchase Agreement

TAN – Tax Anticipation Notes

TECP – Tax-Exempt Commercial Paper

TRAN – Tax and Revenue Anticipation Note

ULC – Unlimited Liability Co.

Open futures contracts as of July 31, 2006:

(Amounts in thousands except contract amount)

	Number of	Market
	Contracts	Value
Stock Index Fund
S & P 500 Index, expiring September 15, 2006	15	$4,807
Total Futures (Cost $4,733)		$4,807

The Victory Portfolios

Notes to Schedules of Portfolio Investments, continued

July 31, 2006 (Unaudited)

The following is a summary of significant accounting policies followed by the Victory Portfolios (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Convertible Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which they receive a fee. KeyBanks’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Trustees, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	9/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	9/19/06

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	9/19/06

* Print the name and title of each signing officer under his or her signature.